================================================================================
                                                                   No. 333-59093
                                                                       811-08879

    As filed with the Securities and Exchange Commission on November 24, 2003

                                   ----------

                                    Form N-1A


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [__]

                         POST-EFFECTIVE AMENDMENT NO. 11

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12

                                   ----------

                           SUN CAPITAL ADVISERS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
        -----------------------------------------------------------------
               (Address of principal executive office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (781) 237-6030
       ------------------------------------------------------------------
                               James M.A. Anderson
                           Sun Capital Advisers Trust
                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts 02481
                     ---------------------------------------
                     (Name and address of agent for service)

                                   ----------

Approximate date of Proposed Public Offering: As soon as possible after this Amendment becomes effective.

                          Copies of communications to:
                           Christopher P. Harvey, Esq.
                                Hale and Dorr LLP
                                 60 State Street
                                Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

     [_] immediately upon filing pursuant to paragraph (b)
     [_] on May 1, 2003 pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [_] on [date] pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

         This post-effective amendment designates a new effective
     [_] date for a previously filed post-effective amendment

This Post-Effective Amendment relates solely to the establishment of the Service Class of shares for Sun Capital Advisers Trust. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

STATEMENT OF INCORPORATION BY REFERENCE

The following documents are incorporated herein by reference in their entirety:

                                    As filed with
Document                            the SEC on             Accession Number
Prospectus dated May 1, 2003        05/01/2003             0000927016-03-002258

================================================================================

                         SUN CAPITAL ADVISERS TRUST(R)
                          Prospectus February 1, 2004

--------------------------------------------------------------------------------


[LOGO] Sun Life Financial/R/

                                                    Sun Capital(R) All Cap Fund
                                      Sun Capital Investment Grade Bond Fund(R)
                                               Sun Capital Money Market Fund(R)
                                                Sun Capital Real Estate Fund(R)
                                                       SC/SM/ Alger Growth Fund
                                              SC/SM/ Alger Income & Growth Fund
                                         SC/SM/ Alger Small Capitalization Fund
                                                    SC/SM/ Davis Financial Fund
                                                SC/SM/ Davis Venture Value Fund
                                    SC/SM/ Neuberger Berman Mid Cap Growth Fund
                                     SC/SM/ Neuberger Berman Mid Cap Value Fund
                                                       SC/SM/ Value Equity Fund
                                                      SC/SM/ Value Managed Fund
                                                      SC/SM/ Value Mid Cap Fund
                                                    SC/SM/ Value Small Cap Fund
                                                  SC/SM/ Blue Chip Mid Cap Fund
                                               SC/SM/ Investors Foundation Fund
                                                      SC/SM/ Select Equity Fund

                                                           Service Class Shares

                    The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this
                       prospectus is accurate or complete. Anyone who tells you
                                               otherwise is committing a crime.

                               To obtain a free copy of the funds' Statement of
                          Additional Information, dated May 1, 2003 (as revised
                       February 1, 2004), or the most recent copy of the Annual Report to Shareholders, please contact your agent or the funds at:

                                                     Sun Capital Advisers Trust
                                                    One Sun Life Executive Park
                                                      Wellesley Hills, MA 02481
                                                 Telephone 1-800-432-1102 x1780

Sun Capital Advisers, Inc.(R), a member of the Sun Life Financial group of companies, serves as investment adviser to the Sun Capital Advisers Trust.

TABLE OF CONTENTS


             OVERVIEW OF FUNDS............................... -ii-

             THE FUNDS' GOALS, STRATEGIES AND RISKS..........    1
                  Sun Capital All Cap Fund...................    1
                  Sun Capital Investment Grade Bond Fund.....    3
                  Sun Capital Money Market Fund..............    5
                  Sun Capital Real Estate Fund...............    7
                  SC Alger Growth Fund.......................    9
                  SC Alger Income & Growth Fund..............   11
                  SC Alger Small Capitalization Fund.........   13
                  SC Davis Financial Fund....................   15
                  SC Davis Venture Value Fund................   17
                  SC Neuberger Berman Mid Cap Growth Fund....   19
                  SC Neuberger Berman Mid Cap Value Fund.....   21
                  SC Value Equity Fund.......................   23
                  SC Value Managed Fund......................   25
                  SC Value Mid Cap Fund......................   27
                  SC Value Small Cap Fund....................   29
                  SC Blue Chip Mid Cap Fund..................   31
                  SC Investors Foundation Fund...............   33
                  SC Select Equity Fund......................   35

             EXPENSE SUMMARY.................................   37

             MORE ABOUT THE FUNDS' INVESTMENTS...............   39

             THE INVESTMENT ADVISER AND SUBADVISERS..........   43
                  About the Adviser..........................   43
                  About the Principal Underwriter............   43
                  About Davis Advisors.......................   45
                  About Fred Alger Management, Inc...........   45
                  About Neuberger Berman Management Inc......   45
                  About OpCap Advisors.......................   45
                  About Wellington Management Company, LLP...   46
                  Portfolio Managers.........................   46

             PURCHASE AND REDEMPTION INFORMATION.............   49
                  Buying and Redeeming Shares................   49
                  Automatic Transactions.....................   49
                  Valuation of Shares........................   49
                  Dividends and Distributions................   49
                  Taxes......................................   50

             FUND DETAILS....................................   50

             FINANCIAL HIGHLIGHTS............................   51
             APPENDIX A......................................  A-1

Although Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

OVERVIEW OF FUNDS


ADVISER           All of the funds are managed by Sun Capital Advisers, Inc.
                  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization with total assets under
                  management at December 31, 2003 of $       billion.

FUNDS Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

Sun Capital All Cap Fund               SC Neuberger Berman Mid Cap Growth Fund
Sun Capital Investment Grade Bond Fund SC Neuberger Berman Mid Cap Value Fund
Sun Capital Money Market Fund          SC Value Equity Fund
Sun Capital Real Estate Fund           SC Value Managed Fund
SC Alger Growth Fund                   SC Value Mid Cap Fund
SC Alger Income & Growth Fund          SC Value Small Cap Fund
SC Alger Small Capitalization Fund     SC Blue Chip Mid Cap Fund
SC Davis Financial Fund                SC Investors Foundation Fund
SC Davis Venture Value Fund            SC Select Equity Fund

YOU SHOULD KNOW   An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                  Corporation or any other government agency.

                  Sun Capital Advisers Trust's trustees may change a fund's investment goal without shareholder approval.

                  This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares are offered by means of a separate prospectus.

THE FUNDS' GOALS, STRATEGIES AND RISKS
All Cap Fund


 Adviser
 Sun Capital Advisers, Inc.


INVESTMENT GOAL

Long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. companies.

Under normal conditions, the fund invests at least 80% of its net assets in equity securities. The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but does not invest more than 10% of its assets in other foreign securities. These U.S. and foreign companies in which the fund invests may be of any size.

How Investments Are Selected

The adviser uses a bottom-up, fundamental analysis approach to evaluate investments for the fund. The adviser's research includes analysis of a company's business model, management, industry position and financial statements.

The adviser selects securities of companies which it believes are undervalued relative to their earnings growth prospects.

The adviser seeks to invest in stocks of companies with:

..  strong fundamentals
..  dominant product and market share
..  substantial and growing cash flow
..  seasoned management
..  greater intrinsic value than current market price, relative to industry peers

The adviser will consider selling a stock when:

.. it reaches a predetermined target price, .. other opportunities appear more attractive, or .. it determines the stock is overvalued based on the fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
.. The market undervalues the stocks held by the fund for longer than expected. .. The stocks purchased by the fund turn out not to be undervalued.
.. An adverse event depresses the value of a particular stock or industry in which the fund invests.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of a portfolio of diversified stocks
..  are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal
..  are investing for the short-term

THE FUNDS' GOALS, STRATEGIES AND RISKS
All Cap Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns
              [CHART]


                2003
              -------


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on May 1, 2002.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                         --------
                          Highest     %

                          Lowest      %

 ----------------------------------


Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One   Since
                                       Year  inception*
                         -------------
                         Fund              %     %

                         S&P 500 Index     %     %

--------------------------------------------------------------------------------
* Inception means 5/1/02 for the All Cap Fund and the S&P 500 Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Investment Grade Bond Fund


 Adviser
 Sun Capital Advisers, Inc.


INVESTMENT GOAL

High current income consistent with relative stability of principal.

KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in investment grade bonds, including those issued by:

.. U.S. and foreign companies, including companies in emerging market countries .. the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
..  foreign governments, including those of emerging market countries
..  multinational organizations such as the World Bank

Credit quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality.

Duration target

The portfolio's average dollar-weighted duration is generally within (+) or (-) one year of the effective duration of the Lehman Aggregate Bond Index. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How investments are selected

The adviser selects investments for the fund's portfolio by:

..  Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
.. Identifying sectors and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
.. Considering whether a particular investment is consistent with the fund's targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  Interest rates go up, which will make bond prices go down and reduce the value of the fund's bond portfolio accordingly.
.. The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. The risk is higher for high yield bonds.
.. The issuer of a security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
.. The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
.. Prices of the fund's foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
.. The adviser's judgments about the relative values of securities selected for the fund's portfolio prove to be wrong.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Investment Grade Bond Fund (continued)

 WHO MAY WANT TO INVEST

 The fund may be appropriate for investors who:

 . want higher potential returns than a money market fund and are willing to accept more risk of price volatility
 .  are seeking to diversify their investment portfolios

 The fund may not be appropriate for investors who:

 . are investing for maximum long-term growth or the highest possible income . want absolute stability of principal

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this propectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]

  1999      2000      2001      2002       2003
 -------  --------  --------  --------   --------
 (0.56)%    9.86%    7.21%     5.23%

 Calendar years ended December 31

 The bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on December 7, 1998.




 Fund's best and worst calendar quarters

                                         Quarter/Year
                          --------
                           Highest     %

                           Lowest      %
                          --------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                          One  Five  Since
                                          Year Years inception*
                -------------------------
                Fund                        %      %     %
                Lehman Brothers Aggregate
                Bond Index                  %      %     %

--------------------------------------------------------------------------------

* Inception means 12/7/98 for the Investment Grade Bond Fund and the Lehman Brothers Aggregate Bond Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Lehman Brothers Aggregate Bond Index. The table assumes that you reinvest all of your dividends and distributions.

The Lehman Brothers Aggregated Bond Index is a widely recognized market value-weighted index composed of the Lehman brothers Government/Credit, Mortgage-Backed, Asset Backed and Commercial Mortgage-Backed securities indices. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Money Market Fund

 Adviser
 Sun Capital Advisers, Inc.


INVESTMENT GOALS

Maximizing current income, consistent with maintaining liquidity and preserving capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:

..  U.S. and foreign banks
..  corporate issuers
..  the U.S. government and its agencies and instrumentalities
..  foreign governments
..  multinational organizations such as the World Bank

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements, and other short-term debt securities.

Minimum credit quality

Ratings in a rating agency's two highest short-term rating categories or equivalent quality for unrated securities.

Maximum maturity

Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

How investments are selected

The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund might not be able to maintain a $1 share price, investors could lose money and the fund could underperform other money market funds if any of these events occurs:

.. The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency.
..  There is a sudden or sharp increase in interest rates.
..  The adviser's judgments about the relative values of securities selected for the fund's portfolio prove to be wrong.
.. The value of the fund's U.S. dollar-denominated foreign securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  seek liquidity and stability of principal
..  want a conservative temporary investment

The fund may not be appropriate for investors who:

.. need the added security of federal deposit insurance offered by bank deposits .. are investing for long-term growth
.. are looking for a rate of return that consistently exceeds the rate of inflation

THE FUNDS' GOALS, STRATEGIES AND RISKS
Money Market Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns
                                     [CHART]

    1999    2000    2001    2002    2003
   ------  ------  ------  ------  ------
   4.63%   5.90%   3.59%   1.12%

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on December 7, 1998.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                         --------
                          Highest     %

                          Lowest      %

 ----------------------------------


Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                    One   Five  Since
                                    Year  Years inception*
                      -------------
                      Fund              %     %     %

                      Merrill Lynch
                      3-month U.S.
                      T-Bill Index      %     %     %

--------------------------------------------------------------------------------
* Inception means 12/7/98 for the Money Market Fund and the Merrill Lynch 3-month U.S. T-Bill Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Merrill Lynch 3-month U.S. T-Bill Index. The table assumes that you reinvest all of your dividends and distributions.

The Merrill Lynch 3-month U.S. T-Bill Index is a measure of the performance of the 3-month U.S. Treasury bill. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Real Estate Fund


 Adviser
 Sun Capital Advisers, Inc.


INVESTMENT GOALS

Primary: Long term capital growth. Secondary: Current income and growth of income.


KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in securities of real estate investment trusts ("REITs") and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents, and may also realize gains by selling appreciated property.

How investments are selected

The adviser allocates the fund's investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities. The adviser selects securities for the fund's portfolio by analyzing the fundamental and relative values of potential REIT investments based on several factors, including:

.. The ability of a REIT to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.
.. The quality of a REIT's management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
..  A REIT's cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
.. Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

.. The U.S. or a local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.
.. Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a REIT's fixed income investments.
.. The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
..  A REIT in the fund's portfolio is, or is perceived by the market to be, poorly managed.
..  The market for REITs goes down or is less favored than other stock market sectors or types of investments.
.. The adviser's judgments about the relative values of REIT securities selected for the fund's portfolio prove to be wrong.

Many REITs are small capitalization companies that may experience more price volatility, be less liquid, and have more limited financial resources than large capitalization companies.

Diversification and industry concentration

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries. Being non-diversified and concentrated may magnify the fund's losses from adverse events affecting a particular issuer or the real estate group of industries.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Real Estate Fund (continued)


 WHO MAY WANT TO INVEST

 The fund may be appropriate for investors who:

 .  are pursuing a long-term goal such as investing for retirement
 . want to allocate part of their investment portfolio to real estate investments
 .  are seeking higher long-term returns
 . can accept the risk of volatility in the stock and real estate markets The fund may not be appropriate for investors who:

 .  are pursuing a short-term investment goal
 .  seek stability of principal
 . are uncomfortable with the risk of price volatility in the stock and real estate markets

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]



   1999        2000        2001         2002       2003
 -------      ------      ------       -----      ------
 (3.98)%      31.30%      12.58%       4.04%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on December 7, 1998.


 Fund's best and worst calendar quarters

                                         Quarter/Year
                        --------
                         Highest      %

                         Lowest       %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                          One   Five  Since
                                          Year  Years inception*
                -------------------------
                Fund                          %     %     %

                Morgan Stanley REIT Index     %     %     %

--------------------------------------------------------------------------------
* Inception means 12/7/98 for the Real Estate Fund and the Morgan Stanley REIT Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Morgan Stanley REIT Index. The table assumes that you reinvest all of your dividends and distributions.

The Morgan Stanley REIT Index is a total-return index comprising the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Alger Growth Fund

 Adviser
 Sun Capital
 Advisers, Inc.

 Subadviser
 Fred Alger
 Management, Inc.


INVESTMENT GOAL

Long-term capital appreciation.


KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. large capitalization companies. The fund considers a large capitalization company to be one that, at the time of purchase, has a market capitalization of $1 billion or greater.

Under normal conditions, the fund invests at least 65% of its net assets in equity securities. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

Under normal conditions, the fund may hold up to 15% of its net assets in cash and cash equivalents to take advantage of new opportunities for investment.

How Investments Are Selected

Fred Alger Management, Inc. ("Alger Management"), the fund's investment subadviser, employs an active investment strategy that focuses primarily on individual stock selection. Alger Management seeks growing companies that generally have broad product lines, markets, financial resources, and depth of management. Alger Management seeks to invest in companies that fall into one of two categories:

Companies with high unit volume growth

These companies are vital, creative companies (both established and emerging) which:

.. offer goods or services to a rapidly expanding marketplace, .. offer new or improved products, or .. fulfill an increased demand for an existing line.

Companies with a positive life cycle change

These companies are undergoing a major change which Alger Management expects will produce advantageous results. These changes may include new management, products or technologies, restructuring or reorganization, or merger or acquisition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  A stock does not grow as fast as the rate of inflation.
..  The markets strongly favor value stocks over growth stocks.
.. An adverse event depresses the value of a particular stock or industry in which the fund invests.

Stocks could tend to be more volatile than some other investments you could make such as bonds.

Prices of growth stocks tend to be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:
.. are seeking to participate in the long-term growth potential of U.S. stocks .. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal
..  are investing for the short term

THE FUNDS' GOALS, STRATEGIES AND RISKS
Alger Growth Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class shares had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns
                                     [CHART]

 2003
 ----

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on April 1, 2002.

 Fund's best and worst calendar quarters

                                         Quarter/Year
                          --------
                           Highest     %

                           Lowest      %

 ----------------------------------


Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund             %     %

                         S&P 500 Index    %     %

--------------------------------------------------------------------------------
* Inception means 4/1/02 for the Alger Growth Fund and the S&P 500 Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Alger Income & Growth Fund

 Adviser
 Sun Capital
 Advisers, Inc.

 Subadviser
 Fred Alger
 Management, Inc.


INVESTMENT GOALS

Primary: A high level of dividend income. Secondary: Capital appreciation.


KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in dividend paying equity securities, such as common or preferred stocks, with an emphasis on those which Fred Alger Management, Inc. ("Alger Management"), the fund's investment subadviser, believes also offer opportunities for capital appreciation.

Under normal conditions, the fund invests at least 65% of its net assets in equity securities. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

Under normal conditions, the fund may hold up to 35% of its total assets in cash and cash equivalents to take advantage of new opportunities for investment.

How Investments Are Selected

Alger Management employs an active investment strategy that focuses primarily on individual stock selection. Alger Management seeks growing companies that generally have broad product lines, markets, financial resources, and depth of management. Alger Management seeks to invest in companies that fall into one of two categories:

Companies with high unit volume growth

These companies are vital, creative companies (both established and emerging) which:

.. offer goods or services to a rapidly expanding marketplace, .. offer new or improved products, or .. fulfill an increased demand for an existing line.

Companies with a positive life cycle change

These companies are undergoing a major change which Alger Management expects will produce advantageous results. These changes may include new management, products or technologies, restructuring or reorganization, or merger or acquisition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  Companies cut or fail to declare dividends due to market downturns or other reasons.
..  A stock does not grow as fast as the rate of inflation.
..  The markets strongly favor value stocks over growth stocks.
.. An adverse event depresses the value of a particular stock or industry in which the fund invests.

Stocks could tend to be more volatile than some other investments you could make such as bonds.

Prices of growth stocks tend to be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

.. are seeking to participate in the long-term growth potential of U.S. stocks .. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal
..  are investing for the short term

THE FUNDS' GOALS, STRATEGIES AND RISKS
Alger Income & Growth Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns
              [CHART]


                2003
              -------


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on April 1, 2002.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                           --------
                            Highest %

                            Lowest  %

 ----------------------------------


Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund             %   %

                         S&P 500 Index    %   %

--------------------------------------------------------------------------------
* Inception means 4/1/02 for the Alger Income & Growth Fund and the S&P 500
Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Alger Small Capitalization Fund

 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Fred Alger Management, Inc.


INVESTMENT GOAL

Long-term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. small capitalization companies. The fund considers a small capitalization company to be one that, at the time of purchase, has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Under normal conditions, the fund invests at least 80% of its net assets in equity securities of small capitalization companies. The fund may invest without limit in securities of companies, including American Depositary Receipts and U.S. dollar denominated securities, of foreign issuers that are listed or traded in the U.S., but does not invest more than 20% of its assets in other foreign securities.

Under normal conditions, the fund may hold up to 15% of its net assets in cash and cash equivalents to take advantage of new opportunities for investment.

How Investments Are Selected

Fred Alger Management, Inc. ("Alger Management"), the fund's investment subadviser, employs an active investment strategy that focuses primarily on individual stock selection. Alger Management seeks small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Alger Management seeks to invest in companies that fall into one of two categories:

Companies with high unit volume growth

These companies are vital, creative companies (both established and emerging) which:

.. offer goods or services to a rapidly expanding marketplace, .. offer new or improved products, or .. fulfill an increased demand for an existing line.

Companies with a positive life cycle change

These companies are undergoing a major change which Alger Management expects will produce advantageous results. These changes may include new management, products or technologies, restructuring or reorganization, or merger and acquisition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  A stock does not grow as fast as the rate of inflation.
..  The markets strongly favor value stocks over growth stocks.
.. An adverse event depresses the value of a particular stock or industry in which the fund invests.

Stocks could tend to be more volatile than some other investments you could make such as bonds.

Prices of small capitalization and growth stocks tend to be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile.

In addition, the fund's investment in small capitalization companies is subject to the following risks:

..  Securities of small, less well-known companies may be more volatile than those of larger companies.
.. Smaller, less seasoned companies are more likely to have limited product lines, inexperienced management, and limited financial resources.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Alger Small Capitalization Fund (continued)


 WHO MAY WANT TO INVEST

 The fund may be appropriate for investors who:

 . are seeking to participate in the long-term growth potential of U.S. stocks . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
 .  are willing to accept the risks of the stock market

 The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal
 .  are investing for the short term

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns
              [CHART]


                2003
              -------


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on April 1, 2002.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                         --------
                          Highest     %

                          Lowest      %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                             One   Since
                                             Year  inception*
                   -------------------------
                   Fund                          %     %

                   Russell 2000 Growth Index     %     %

--------------------------------------------------------------------------------
* Inception means 4/1/02 for the Alger Small Capitalization Fund and the
Russell 2000 Growth Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Russell 2000 Growth Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell 2000 Growth Index measures the performance of those companies within the Russell 2000 Index, an index that includes the 2,000 companies with the smallest market capitalizations from the Russell 3000 Index, which have a greater than average growth orientation. The Russell 3000 Index represents 98% of the investable U.S. equity market. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Davis Financial Fund

 Advisor
 Sun Capital Advisers, Inc.

 Subadviser
 Davis Advisors


INVESTMENT GOAL

Growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in the common stock of financial services companies. Under normal circumstances, the fund invests at least 80% of its net assets plus any borrowing for investment purposes in securities issued by companies "principally engaged" in financial services.

A company is "principally engaged" in financial services if it owns financial services related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues from providing financial services.

Companies in the financial services group of industries include:

..  commercial banks
..  industrial banks
..  savings institutions
..  finance companies
..  diversified financial services companies
..  investment banking firms
..  securities brokerage houses
..  investment advisory companies
..  leasing companies
..  insurance companies
..  other companies providing similar services

How investments are selected

The fund's investment subadviser, Davis Advisors' ("Davis") investment philosophy is to select common stock of quality overlooked growth companies at value prices and to hold them for the long-term. Davis uses extensive research to seek to identify overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.

In selecting securities for the fund, Davis looks for companies with some or all of the following characteristics:

..  Strong, experienced management with a proven track record
..  Significant management ownership of the company
..  Strong returns on capital
..  Lean expense structure
..  Dominant or growing market share in a growing market
.. Record of successful acquisitions to expand operations and markets .. Strong balance sheet
..  Competitive products or services
..  Successful international operations
..  Innovation, including successful use of technology

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
.. The market undervalues the stocks held by the fund for longer than expected. .. Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.
Since the fund focuses its investments in the financial services group of industries, it is particularly vulnerable to the risks of those industries. In particular:

..  Financial services companies may suffer a setback if regulators change the rules under which they operate.
..  Unstable interest rates may have a disproportionate effect on financial services companies.
.. The fund may invest in financial services companies which have loan portfolios concentrated in particular regions or industries, such as a high level of loans to regional real estate developers, making these banks vulnerable to economic conditions that affect that region or industry.
.. Some financial services companies may suffer from the increasingly competitive environment in which they operate.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Davis Financial Fund (continued)

 WHO MAY WANT TO INVEST

 The fund may be appropriate for investors who:

 .  are seeking long-term growth of capital
 . believe that the financial services industry offers attractive long-term growth opportunities
 .  are investing for the long term
 .  are willing to accept the risks of the stock market

 The fund may not be appropriate for investors who:

 . are worried about the possibility of sharp price swings and dramatic price declines
 .  are interested in earning current income
 . do not wish to invest in a concentrated portfolio of financial services companies
 .  are investing for the short term

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


   2001       2002         2003
 -------    --------     --------
 (6.57)%    (18.45)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on July 17, 2000.

 Fund's best and worst calendar quarters

                                       Quarter/Year
                          --------
                           Highest %

                           Lowest  %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund           %       %

                         S&P 500 Index  %       %

--------------------------------------------------------------------------------
* Inception means 7/17/00 for the Davis Financial Fund and the S&P 500 Index.

The table shows how the fund's average annual returns for Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Davis Venture Value Fund

 Adviser
 Sun Capital
 Advisers, Inc.

 Subadviser
 Davis Advisors


INVESTMENT GOAL

Growth of capital.


KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

How investments are selected

The fund's investment subadviser, Davis Advisors' ("Davis") investment philosophy is to select common stock of quality overlooked growth companies at value prices and to hold them for the long term. Davis uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.

In selecting securities for the fund, Davis looks for companies with some or all of the following characteristics:

..  Strong, experienced management with a proven track record
..  Significant management ownership of the company
..  Strong returns on capital
..  Lean expense structure
..  Dominant or growing market share in a growing market
.. Record of successful acquisitions to expand operations and markets .. Strong balance sheet
..  Competitive products or services
..  Successful international operations
..  Innovation, including successful use of technology

While Davis plans on holding companies for the long term, it will consider selling a company if it no longer exhibits the characteristics that Davis believes foster sustainable long-term growth, minimize risk, and enhance the potential for superior long-term returns.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
.. The market undervalues the stocks held by the fund for longer than expected. .. Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking long-term growth of capital
..  are more comfortable with established, well-known companies
..  are investing for the long term
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are worried about the possibility of sharp price swings and dramatic price declines
..  are interested in earning current income
..  are investing for the short term

THE FUNDS' GOALS, STRATEGIES AND RISKS
Davis Venture Value Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


   2001         2002        2003
 --------     --------    --------
 (10.61)%     (16.24)%


 Calendar years ended December 31


 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on July 17, 2000.

 Fund's best and worst calendar quarters

                                       Quarter/Year
                          --------
                           Highest %

                           Lowest  %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund           %       %

                         S&P 500 Index  %       %

--------------------------------------------------------------------------------
* Inception means 7/17/00 for the Davis Venture Value Fund and the S&P 500
Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Neuberger Berman Mid Cap Growth Fund


 Adviser
 Sun Capital
 Advisers, Inc.

 Subadviser
 Neuberger Berman
 Management Inc.



INVESTMENT GOAL

Growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of capitalizations of issuers in the Russell MidCap Index at the time of purchase. The fund may revise this definition based on market conditions.

How investments are selected

Neuberger Berman Management Inc. ("Neuberger Berman"), the fund's investment subadviser, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the portfolio managers look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the portfolio managers analyze such factors as:

..  Financial condition (such as debt to equity ratio)
..  Market share and competitive leadership of the company's products
..  Earnings growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The portfolio managers follow a disciplined sell strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  Stocks that Neuberger Berman has selected fluctuate more widely in price than the market as a whole.
.. Stocks that Neuberger Berman has selected underperform other types of stocks. .. Stocks that Neuberger Berman has selected fall in price or become difficult to sell during market downturns.
..  Mid cap stocks as a category fall out of favor with investors.
..  Growth stocks as a category lose favor with investors compared to value stocks.
.. Neuberger Berman fails to anticipate which stocks or industries would benefit from changing market or economic conditions.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of mid cap companies
.. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large cap companies
.. are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in mid cap companies

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal

THE FUNDS' GOALS, STRATEGIES AND RISKS
Neuberger Berman Mid Cap Growth Fund (continued)



 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


    2002        2003
  --------    --------
  (29.26)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on May 1, 2001.

 Fund's best and worst calendar quarters

                                       Quarter/Year
                          --------
                           Highest   %

                           Lowest    %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                           One  Since
                                           Year inception*
                     ---------------------
                     Fund                    %    %

                     Russell Midcap Growth
                       Index                 %    %

--------------------------------------------------------------------------------
* Inception means 5/1/01 for the Neuberger Berman Mid Cap Growth Fund and the Russell Midcap Growth Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Russell Midcap Growth Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell Midcap Growth Index measures the performance of those Russell Midcap index companies with higher-price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the largest 1,000 U.S. incorporated companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Neuberger Berman Mid Cap Value Fund


 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Neuberger Berman Management Inc.


INVESTMENT GOAL

Growth of capital.


KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of capitalizations of issuers in the Russell MidCap Index at the time of purchase. The fund may revise this definition based on market conditions.

How investments are selected

Neuberger Berman Management Inc. ("Neuberger Berman"), the fund's investment subadviser, looks for well-managed companies whose stock prices are undervalued and that may rise in price before other investors realize their worth. Factors that Neuberger Berman may use to identify value stocks include, but are not limited to:

..  earnings
..  book value or other financial measures
..  strong fundamentals (including a low price-to-earnings ratio)
..  consistent cash flow
..  sound track record through all phases of the market cycle
..  strong position relative to competitors
..  high level of stock ownership among management
.. recent sharp decline in stock price that appears to be the result of short-term market overreaction to negative news

Neuberger Berman will consider selling a stock when:

..  it reaches a target price,
..  it fails to perform as expected, or
..  other opportunities appear more attractive

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  Stocks that Neuberger Berman has selected fluctuate more widely in price than the market as a whole.
.. Stocks that Neuberger Berman has selected underperform other types of stocks. .. Stocks that Neuberger Berman has selected fall in price or become difficult to sell during market downturns.
..  Mid cap stocks as a category fall out of favor with investors.
..  Value stocks as a category lose favor with investors compared to growth stocks.
.. Neuberger Berman fails to anticipate which stocks or industries would benefit from changing market or economic conditions.

WHO MAY WANT TO INVEST

 The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of mid cap companies
.. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large cap companies
.. are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in mid cap companies

 The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal

THE FUNDS' GOALS, STRATEGIES AND RISKS
Neuberger Berman Mid Cap Value Fund (continued)



 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


    2002        2003
  --------    --------
   (9.53)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on May 1, 2001.

 Fund's best and worst calendar quarters

                                       Quarter/Year
                          --------
                           Highest   %

                           Lowest    %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                              One  Since
                                              Year inception*
                   --------------------------
                   Fund                         %    %

                   Russell Midcap Value Index    %   %

--------------------------------------------------------------------------------
* Inception means 5/1/01 for the Neuberger Berman Mid Cap Value Fund and
Russell Midcap Value Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Russell Midcap Value Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the largest 1,000 U.S. incorporated companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Equity Fund

 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 OpCap Advisors


INVESTMENT GOAL

Long-term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in a diversified portfolio of equity securities that the portfolio manager believes to be undervalued in the marketplace.

How investments are selected

OpCap Advisors, the fund's investment subadviser, applies principles of value investing to choose investments for the fund. Using fundamental company analysis, OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historical financial data including:

..  company financial statements
..  market share analysis
..  unit volume growth
..  barriers to entry
..  pricing policies
..  management record

When evaluating equity securities, OpCap Advisors believes that there are two major components of value:

..  a company's ability to generate earnings that contribute to shareholder value, and
.. market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:

..  substantial and growing discretionary cash flow
..  strong shareholder value-oriented management
..  valuable consumer or commercial franchises
..  high returns on capital
..  favorable price to intrinsic value relationship

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  Value stocks fall out of favor with the stock market.
.. The market undervalues the stocks held by the fund for longer than expected. .. The stocks purchased by the fund turn out not to be undervalued.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

.. are seeking to participate in the long-term growth potential of U.S. stocks .. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with risks of the stock market
..  seek stability of principal

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Equity Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


  2001          2002          2003
 -------      --------      --------
 (2.53)%      (27.47)%


 Calendar years ended December 31



 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on July 17, 2000.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                           --------
                            Highest %

                            Lowest  %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                                 Since
                                        One Year inception*
                     ------------------
                     Fund                  %     %

                     Russell 1000 Value
                       Index               %     %

--------------------------------------------------------------------------------
* Inception means 7/17/00 for the Value Equity Fund and the Russell 1000 Value Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Russell 1000 Value Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 U.S. incorporated companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Managed Fund

 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 OpCap Advisors


INVESTMENT GOAL

Growth of capital over time.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a portfolio consisting of common stocks, fixed income securities and cash equivalents. OpCap Advisors, the fund's investment subadviser, will vary the allocation of the fund's investments in these assets depending on its assessments of the relative values of such investments.

The majority of the stocks purchased by the fund are listed on a domestic stock exchange or traded in the U.S. over-the-counter market. The fund may also purchase U.S. government securities, investment grade corporate bonds, and high quality money market securities. The fund normally invests mainly in equity securities. The fund may invest up to 100% of its assets in debt securities but will do so only if equity securities are not an attractive investment.

How investments are selected

OpCap Advisors applies principles of value investing to choose investments for the fund. Using fundamental company analysis, OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historic financial data including:

..  company financial statements
..  market share analysis
..  unit volume growth
..  barriers to entry
..  pricing policies
..  management record

When evaluating equity securities, OpCap Advisors believes that there are two major components of value:

..  a company's ability to generate earnings that contribute to shareholder value, and
.. market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:

..  substantial and growing discretionary cash flow
..  strong shareholder value-oriented management
..  valuable consumer or commercial franchises
..  favorable price to intrinsic value relationship

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  Value stocks fall out of favor with the stock market.
.. The market undervalues the stocks held by the fund for longer than expected. .. The stocks purchased by the fund turn out not to be undervalued.
.. OpCap Advisors' decisions about allocation among different asset classes may prove to be incorrect.

In addition, the value of the fund's investments in fixed income securities and thus the value of the fund's shares could decline if any of the following occurs:

..  Interest rates rise and the bond market goes down.
..  Issuers of debt instruments cannot meet their obligations.
..  Bond issuers call bonds selling at a premium to their call price before the maturity date.
.. Loans securing mortgage-backed obligations prepay principal more rapidly than expected, requiring the fund to reinvest these prepayments at lower rates.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Managed Fund (continued)

 WHO MAY WANT TO INVEST

 The fund may be appropriate for investors who:

 . are seeking to invest in a fund that includes both equity and fixed income securities
 . are looking for an investment with potentially greater return but higher risk than a fund that invests exclusively in fixed income securities
 . are willing to accept the risks of both the stock market and, potentially, the bond market

 The fund may not be appropriate for investors who:

 .  are uncomfortable with risks of the stock market
 .  seek stability of principal

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


   2001          2002          2003
 -------       --------      --------
 (6.08)%       (21.43)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on July 17, 2000.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                           --------
                            Highest   %

                            Lowest    %

 ------------------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund             %   %

                         S&P 500 Index    %   %

--------------------------------------------------------------------------------
* Inception means 7/17/00 for the Value Managed Fund and the S&P 500 Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Mid Cap Fund


 Adviser
 Sun Capital
 Advisers, Inc.

 Subadviser
 OpCap Advisors


INVESTMENT GOAL

Long-term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in equity securities of companies with market capitalizations of between $500 million and $8 billion at the time of purchase. The majority of the stocks purchased by the fund are listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The fund may also purchase securities listed on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over-the-counter markets.

How investments are selected

OpCap Advisors, the fund's investment subadviser, believes that mid cap companies generally are studied by fewer analysts than are large cap companies, which can lead to inefficiencies in the pricing of these stocks and can create attractive pricing opportunities. Large institutional investors also may not want to hold positions in mid cap companies, which can lead to further inefficiencies and opportunities in the pricing of these stocks. Opportunities for value creation for mid cap companies could result from dominating their niches, erecting competitive barriers, regional or product line expansion, or sale of the company.

OpCap Advisors applies principles of value investing to choose investments for the fund. Using fundamental company analysis, OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historic financial data including:

..  company financial statements
..  market share analysis
..  unit volume growth
..  barriers to entry
..  pricing policies
..  management record

When evaluating equity securities, OpCap Advisors believes that there are two major components of value:

..  a company's ability to generate earnings that contribute to shareholder value; and
.. market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:

..  substantial and growing discretionary cash flow
..  strong shareholder value-oriented management
..  valuable consumer or commercial franchises
..  high returns on capital
..  favorable price to intrinsic value relationship

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  Value stocks fall out of favor with the stock market.
.. The market undervalues the stocks held by the fund for longer than expected. .. The stocks purchased by the fund turn out not to be undervalued.
.. Mid cap securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of mid cap companies
.. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large cap companies
.. are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in mid cap companies with limited track records

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Mid Cap Fund (continued)


 The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


  2001       2002        2003
 -----      -------    --------
 6.84%      (5.95)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on July 17, 2000.

 Fund's best and worst calendar quarters

                                       Quarter/Year
                          --------
                           Highest %

                           Lowest  %

 ----------------------------------


Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                              One  Since
                                              Year inception*
                   --------------------------
                   Fund                        %       %

                   S&P MidCap 400/Barra Value
                     Index                     %       %

--------------------------------------------------------------------------------
* Inception means 7/17/00 for the Value Mid Cap Fund and the S&P MidCap 400/Barra Value Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P MidCap 400/Barra Value Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P Midcap 400/Barra Value Index is an unmanaged, weighted index of the stock performance of industrial, transportation, utility and financial companies. The index represents the performance of 400 of these companies having medium size market capitalizations with low price-to-book ratios and low price-to-earnings ratios. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Small Cap Fund


 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 OpCap Advisors


INVESTMENT GOAL

Capital appreciation.


KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at the time of purchase. The majority of the stocks purchased by the fund are listed on a domestic stock exchange or traded in the U.S. over-the-counter market.

How Investments Are Selected

OpCap Advisors, the fund's investment subadviser, applies principles of value investing to choose investments for the fund. Using fundamental company analysis, OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historic financial data including:

..  company financial statements
..  market share analysis
..  unit volume growth
..  barriers to entry
..  pricing policies
..  management record

When evaluating equity securities, OpCap Advisors believes that there are two major components of value:

..  a company's ability to generate earnings that contribute to shareholder value; and
.. market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk.

In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:

..  substantial and growing discretionary cash flow
..  high returns on capital
..  strong shareholder value-oriented management
..  valuable consumer or commercial franchises

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  The stock market goes down.
..  Value stocks fall out of favor with the stock market.
.. The market undervalues the stocks held by the fund for longer than expected. .. The stocks purchased by the fund turn out not to be undervalued.
.. Small cap securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of small cap companies
.. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
.. are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal

THE FUNDS' GOALS, STRATEGIES AND RISKS
Value Small Cap Fund (continued)


 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


  2001        2002        2003
 -----      --------    --------
 8.91%      (20.61)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on July 17, 2000.

 Fund's best and worst calendar quarters

                                         Quarter/Year
                           --------
                            Highest    %

                            Lowest    %

 -------------------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                             One  Since
                                             Year inception*
                    ------------------------
                    Fund                        %   %

                    Russell 2000 Value Index    %   %

--------------------------------------------------------------------------------
* Inception means 7/17/00 for the Value Small Cap Fund and the Russell 2000 Value Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the Russell 2000 Value Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell 2000 Value Index measures the performance of those companies within the Russell 2000 Index, an index that includes the 2,000 companies with the smallest market capitalizations from the Russell 3000 Index, with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index represents 98% of the investable U.S. equity market. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Blue Chip Mid Cap Fund

 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Wellington Management Company, LLP


INVESTMENT GOAL

Long-term capital growth.


KEY INVESTMENTS AND STRATEGIES

Under normal conditions, the fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the S&P Mid Cap 400 Index.

How investments are selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established companies. These are companies with a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

The fund's investment subadviser, Wellington Management Company, LLP ("Wellington Management") uses a two-tiered strategy in selecting these investments:

..  Using what is sometimes referred to as a "top down" approach, Wellington
   Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and broad demographic trends. Through top down analysis, Wellington Management attempts to identify and anticipate trends and changes in markets and the overall economy. Wellington Management then seeks to identify those industries and sectors that will outperform others in these conditions.
.. Following its top down analysis, Wellington Management uses what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company's business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.
Wellington Management continually monitors every company in the fund's portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  U.S. stock markets go down or perform poorly relative to other types of investments.
..  Mid-capitalization companies fall out of favor with investors.
..  Prices of the fund's securities fall as a result of general market movements or unfavorable company news.
..  The fund's investment style and mid-capitalization focus do not produce favorable results relative to market trends.
..  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
.. Wellington Management's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of U.S. medium capitalization stocks
.. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large capitalization companies
..  are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

..  are uncomfortable with the risks of the stock market
..  seek stability of principal

THE FUNDS' GOALS, STRATEGIES AND RISKS
Blue Chip Mid Cap Fund (continued)



 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                    [CHART]


 2000      2001       2002        2003
------    -------   --------    --------
24.96%    (3.23)%   (14.91)%


Calendar years ended December 31

 The bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on September 1, 1999.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                           --------
                            Highest   %

                            Lowest    %

 -------------------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                           One  Since
                                           Year inception*
                      --------------------
                      Fund                   %    %

                      S&P MidCap 400 Index   %    %

--------------------------------------------------------------------------------
* Inception means 9/1/99 for the Blue Chip Mid Cap Fund and the S&P MidCap 400 Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compared to the return of the S&P MidCap 400 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P Midcap 400 Index is an unmanaged, weighted index of the stock performance of industrial, transportation, utility and financial companies having medium size market capitalization. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Investors Foundation Fund

 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Wellington Management Company, LLP


INVESTMENT GOAL

Long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. The fund generally holds stocks of companies with market capitalizations within the range represented by the Standard & Poor's ("S&P") 500 Index.

How investments are selected

The fund is broadly diversified by industry and company. The fund is managed to have an overall risk profile over the long term similar to that of the S&P 500 Index. The fund does not, however, seek to replicate the S&P 500 Index. From time to time the fund's portfolio composition may diverge significantly from the S&P 500 Index by style, market capitalization, and industry focus. The fund owns fewer securities than the S&P 500 Index and takes positions in securities that are not in the S&P 500 Index.

The fund's investment subadviser, Wellington Management Company, LLP ("Wellington Management"), selects investments for the fund using a combination of fundamental analysis and quantitative tools.

.. Wellington Management first uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis involves the assessment of a company's business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
.. Wellington Management then complements its fundamental research with an internally developed quantitative analytical approach. This approach consists of both valuation and timeliness measures. Valuation measures focus on earnings estimates, future dividend growth, price/earnings ratios, and cash flows to determine the relative attractiveness of different stocks in different industries. Timeliness measures focus on favorable earnings, company events and stock price momentum to assess the appropriate time to purchase a stock.

Those securities that are considered most attractive under both fundamental and quantitative valuation approaches are favored in the selection process.

Wellington Management continually monitors every company in the fund's portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals, or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

..  U.S. stock markets go down or perform poorly relative to other types of investments.
..  Large capitalization companies fall out of favor with investors.
..  Prices of the fund's securities fall as a result of general market movements or unfavorable company news.
..  The fund's investment style combining fundamental analysis and quantitative measures does not produce favorable results relative to market trends.
..  The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
.. Wellington Management's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
..  Wellington Management's hedging strategies are not successful.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

.. are seeking to participate in the long-term growth potential of U.S. stocks .. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
..  are willing to accept the risks of the stock market

THE FUNDS' GOALS, STRATEGIES AND RISKS
Investors Foundation Fund (continued)


 The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


   2000       2001        2002        2003
 -------    -------     --------    --------
 (5.94)%    (7.93)%     (24.84)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on September 1, 1999.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                           --------
                            Highest %

                            Lowest  %

 ----------------------------------

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund          %    %

                         S&P 500 Index %    %

--------------------------------------------------------------------------------
* Inception means 9/1/99 for the Investors Foundation Fund and the S&P 500
Index.

The table shows how the fund's average annual returns for Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS' GOALS, STRATEGIES AND RISKS
Select Equity Fund


 Adviser
 Sun Capital Advisers, Inc.

 Subadviser
 Wellington Management Company, LLP


INVESTMENT GOAL

Long-term capital growth.


KEY INVESTMENTS AND STRATEGIES

The fund normally invests in twenty to forty common stocks and other equity securities of large capitalization U.S. companies. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities. These investments are selected primarily from the Standard & Poor's ("S&P") 500 Index.

How Investments Are Selected

In selecting investments for the fund, the fund's investment subadviser, Wellington Management Company, LLP ("Wellington Management") favors large capitalization, high-quality companies with long-term growth potential. These are companies with accelerating earnings growth, strong possibility of multiple expansion, or hidden or unappreciated value.

The fund uses a two-tiered strategy in selecting these investments:

..  Using what is sometimes referred to as a "top down" approach, Wellington
   Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and broad demographic trends. Through top down analysis, Wellington Management attempts to identify and anticipate trends and changes in markets and the overall economy. Wellington Management then seeks to identify those industries and sectors that will outperform others in these conditions.
.. Following its top down analysis, Wellington Management uses what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify twenty to forty of the most attractive large capitalization companies for purchase. Fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund's portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well then other possible investments if any of the following occurs:

..  U.S. stock markets go down or perform poorly relative to other types of investments.
..  Large capitalization companies fall out of favor with investors.
..  Prices of the fund's securities fall as a result of general market movements or unfavorable company news.
..  The fund misses out on an investment opportunity because its assets are invested in a relatively small number of lower performing investments.
.. Wellington Management's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

Diversification

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

..  are seeking to participate in the long-term growth potential of U.S. large capitalization stocks
.. are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of a large number of companies
..  are willing to accept the risks of the stock market

THE FUNDS' GOALS, STRATEGIES AND RISKS
Select Equity Fund (continued)


 The fund may not be appropriate for investors who:

 .  are uncomfortable with the risks of the stock market
 .  seek stability of principal
 . wish to diversify their U.S. stock market investments across many U.S. companies

 FUND PERFORMANCE

 The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 Since the Service Class had not commenced operations as of the date of this prospectus, there is no performance record for this class. The total return and average annual total return information shown below is for the fund's Initial Class shares.

 Service Class shares will have different performance than the Initial Class shares. The performance information below does not reflect any Rule 12b-1 fees. Each series has adopted a distribution plan under Rule 12b-1 that permits payment of marketing and service fees from the assets attributable to the Service Class shares to support the sale, distribution and servicing of Service Class shares (these fees are referred to as Rule 12b-1 fees). Therefore, Service Class shares have higher expenses than Initial Class shares, including a Rule 12b-1 fee, which would have reduced performance.

 Year-by-year total returns

                                     [CHART]


  2000         2001         2002         2003
 -------     --------     --------     --------
 (9.71)%     (16.22)%     (27.56)%


 Calendar years ended December 31

 This bar chart shows the performance of the Initial Class shares of the fund for each full calendar year since the fund's inception on September 1, 1999.

 Fund's best and worst calendar quarters

                                        Quarter/Year
                           --------
                            Highest %

                            Lowest  %

 ----------------------------------


Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Average annual total returns
(for the periods ended December 31, 2003)

                                       One  Since
                                       Year inception*
                         -------------
                         Fund             %          %

                         S&P 500 Index    %          %

--------------------------------------------------------------------------------
* Inception means 9/1/99 for the Select Equity Fund and the S&P 500 Index.

The table shows how the fund's average annual returns for the Initial Class shares of the fund for different calendar periods compare to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

EXPENSE SUMMARY




The table below describes the fees and expenses you may pay if you remain invested in Service Class shares of a fund. The funds do not assess any fees upon purchases or redemptions; however, the funds' annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the fund is offered. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund
As a percentage of average daily net assets

                                                                             Alger
                                      All   Investment Money   Real  Alger  Income &
                                      Cap   Grade Bond Market Estate Growth  Growth
                                     -----  ---------- ------ ------ ------ --------
Management Fee......................  0.70%    0.60%    0.50%  0.95%  0.75%  0.625%
Distribution (12b-1) Fee............  0.25     0.25     0.25   0.25   0.25    0.25
Other Expenses......................  6.58     0.29     0.15   0.37   1.88   2.345
Total Operating Expenses............  7.53     1.14     0.90   1.57   2.88    3.22
Fee Waiver and Expense Limitation/1/ (6.38)   (0.14)    0.00  (0.07) (1.73)  (2.17)
Net Expenses........................  1.15     1.00     0.90   1.50   1.15    1.05

Annual fund operating expenses paid from the assets of the fund
As a percentage of average daily net assets

                                                                      Neuberger Neuberger
                                                               Davis   Berman    Berman
                                      Alger Small     Davis   Venture  Mid Cap   Mid Cap  Value
                                     Capitalization Financial  Value   Growth     Value   Equity
                                     -------------- --------- ------- --------- --------- ------
Management Fee......................      0.85%        0.75%    0.75%    0.95%     0.95%   0.80%
Distribution (12b-1) Fee............      0.25         0.25     0.25     0.25      0.25    0.25
Other Expenses......................      3.84         1.74     0.48     3.26      1.96    2.02
Total Operating Expenses............      4.94         2.74     1.48     4.46      3.16    3.07
Fee Waiver and Expense Limitation/1/     (3.69)       (1.59)   (0.33)   (3.11)    (1.81)  (1.92)
Net Expenses........................      1.25         1.15     1.15     1.35      1.35    1.15

Annual fund operating expenses paid from the assets of the fund
As a percentage of average daily net assets

                                                     Value
                                      Value   Value  Small  Blue Chip Investors  Select
                                     Managed Mid Cap  Cap    Mid Cap  Foundation Equity
                                     ------- ------- -----  --------- ---------- ------
Management Fee......................   0.80%   0.80%  0.80%    0.80%     0.75%    0.75%
Distribution (12b-1) Fee............   0.25    0.25   0.25     0.25      0.25     0.25
Other Expenses......................   2.88    0.93   0.37     0.38      2.43     1.61
Total Operating Expenses............   3.93    1.98   1.42     1.43      3.43     2.61
Fee Waiver and Expense Limitation/1/  (2.78)  (0.73) (0.17)   (0.18)    (2.28)   (1.46)
Net Expenses........................   1.15    1.25   1.25     1.25      1.15     1.15

--------
/1/ The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers, Inc. (the "adviser") has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses. The adviser has contractually agreed to maintain the expense limits until at least May 1, 2004. To the extent that the fund's total expense ratio falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

Example

This Example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Class shares of a fund for the time periods indicated then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the fund's net operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                            1 Year 3 Years 5 Years 10 Years
                                            ------ ------- ------- --------
    Sun Capital All Cap Fund...............  $118   $367    $636    $1,404
    Sun Capital Investment Grade Bond Fund.   103    320     557     1,237
    Sun Capital Money Market Fund..........    90    282     491     1,094
    Sun Capital Real Estate Fund...........   154    477     824     1,801
    SC Alger Growth Fund...................   118    367     636     1,404
    SC Alger Income & Growth Fund..........   108    336     582     1,288
    SC Alger Small Capitalization Fund.....   128    399     690     1,518
    SC Davis Financial Fund................   118    367     636     1,404
    SC Davis Venture Value Fund............   118    367     636     1,404
    SC Neuberger Berman Mid Cap Growth Fund   138    430     744     1,632
    SC Neuberger Berman Mid Cap Value Fund.   138    430     744     1,632
    SC Value Equity Fund...................   118    367     636     1,404
    SC Value Managed Fund..................   118    367     636     1,404
    SC Value Mid Cap Fund..................   128    399     690     1,518
    SC Value Small Cap Fund................   128    399     690     1,518
    SC Blue Chip Mid Cap Fund..............   128    399     690     1,518
    SC Investors Foundation Fund...........   118    367     636     1,404
    SC Select Equity Fund..................   118    367     636     1,404

MORE ABOUT THE FUNDS' INVESTMENTS


                   . All Funds other than Money Market Fund


Fixed income securities All funds other than Money Market Fund may invest in all types of fixed income securities of any maturity or duration, such as:

.. bills, notes, bonds                          . structured notes and other derivative
.. residential and commercial mortgage-backed     securities
  securities                                   . convertible securities
.. collateralized mortgage and bond obligations . preferred stock and trust certificates
.. asset-backed securities

These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund may each invest up to 20% of its assets in investment grade fixed income securities. If the quality of any fixed income securities held by either fund deteriorates so that they are no longer investment grade, the fund will sell the securities so that its holdings of below investment grade securities do not exceed 5% of its net assets.

Credit quality Fixed income securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. Lower credit quality securities are known as high yield bonds or junk bonds. If a security receives different ratings from multiple rating organizations, the fund may treat the security as being rated in the highest rating category received. Investment Grade Bond Fund may choose not to sell securities that are downgraded, after their purchase, below the fund's minimum acceptable credit rating.

High yield bonds (junk bonds) Investment Grade Bond Fund may invest up to 20% of its assets in below investment grade securities (junk bonds). High yield bonds involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

American Depositary Receipts and Foreign Securities All funds other than Money Market Fund, may invest in American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in foreign securities. Each fund may also invest in foreign securities listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Each of Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund, Blue Chip Mid Cap Fund and Select Equity Fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market. Each of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, Value Small Cap Fund and Investors Foundation Fund may invest up to 100% of its assets in foreign securities including those not listed or traded on a U.S. exchange or quoted market. Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund may each invest up to 100% of its assets in U.S. dollar denominated foreign securities. Each fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. A fund's investments in foreign securities or ADRs involve greater risk than investments in securities of U.S. issuers.

MORE ABOUT THE FUNDS' INVESTMENTS


Derivative contracts All funds other than Money Market Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices, interest rates or currencies, or options on these futures to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in securities market prices, interest rates or currencies.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

In addition, investing in the individual bonds and sectors considered most attractive by the adviser may not necessarily enable Investment Grade Bond Fund to achieve its target duration. This fund may use derivative contracts to increase or decrease the fund's duration. Real Estate Fund may use derivative contracts to manage the interest rate risk associated with both its real estate and fixed income investments and to stay fully invested in stocks when it has a significant cash position. Investors Foundation Fund may purchase and sell options and enter into futures contracts with respect to stocks and stock indices: (i) to seek to hedge against adverse changes in stock market prices, or (ii) as a substitute for purchasing or selling securities.

Some of the foreign securities purchased by Investment Grade Bond Fund and Real Estate Fund may be denominated in a foreign currency, which could decline in value against the U.S. dollar. Investment Grade Bond Fund and Real Estate Fund may use currency swaps and other currency derivatives to try to hedge against this risk. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund's foreign currency investments and its currency derivatives. Either fund might perform less well than a fund that does not hedge against foreign currency risk.

Substantially all of Investment Grade Bond Fund's investments will be either U.S. dollar-denominated or hedged back into U.S. dollars through transactions in currency swaps or other currency derivative contracts.

Even a small investment in derivative contracts can have a large impact on a fund's interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser's (or subadviser's) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund's other portfolio holdings. Counterparties to "over-the-counter" derivative contracts present the same types of credit risk as issuers of fixed income securities. Investment Grade Bond Fund's credit standards also apply to counterparties on "over-the-counter" derivative contracts. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

Borrowing All funds other than Money Market Fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Impact of high portfolio turnover Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund, Neuberger Berman Mid Cap Value Fund, Value Mid Cap Fund, Value Small Cap Fund, Blue Chip Mid Cap Fund, Investors Foundation Fund, and Select Equity Fund may engage in active and frequent trading to achieve their principal investment strategies. Frequent trading increases transaction costs, which could detract from a fund's performance.

Defensive investing All funds other than Money Market Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal. Money Market Fund will not take a defensive position because it invests exclusively in high quality money market securities.

MORE ABOUT THE FUNDS' INVESTMENTS


.. All Funds other than Money Market Fund and Investment Grade Bond Fund

Equity Securities All funds other than Money Market Fund and Investment Grade Bond Fund invest primarily in common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer's common stock by exchange or purchase at a predetermined rate. Convertible debt securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Equity securities include common stocks, trust shares, preferred stocks and debt securities convertible into stock and warrants.

Rights and Warrants All funds other than Money Market Fund and Investment Grade Bond Fund may also invest in rights and warrants. Rights and warrants entitle the holder to buy common stock from the issuer at a specified price and time. Rights and warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in these instruments will not entitle it to receive dividends or exercise voting rights and will become worthless if the right or warrant is not exercised before the expiration date.

.. Alger Growth Fund                                    . Value Mid Cap Fund

.. Alger Small Capitalization Fund                      . Value Small Cap Fund

.. Davis Venture Value Fund
                                                       . Blue Chip Mid Cap Fund

.. Neuberger Berman Mid Cap Growth Fund
                                                       . Investors Foundation
                                                       Fund

.. Neuberger Berman Mid Cap Value Fund
                                                       . Select Equity Fund


Market capitalization range While each fund listed above intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by each fund's key investment strategy, each fund may maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small capitalization companies may present greater risks than securities of larger, more established companies. Small capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

.. Real Estate Fund
Permissible investments and additional risks Although Real Estate Fund typically focuses on equity REITs, it may invest without restriction in mortgage REITs and in equity securities of other U.S. and foreign real estate companies. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

The fund may invest in a variety of types of real estate companies.

In selecting investments for the fund, the adviser identifies securities with significant potential for appreciation relative to risk and other securities while also analyzing the level of dividend payments. The adviser uses the same strategy to select other real estate companies for the fund as it uses to select REITs. Many of the risks of REIT investing described in "The Funds' Goals, Strategies and Risks" also apply to other real estate companies.

MORE ABOUT THE FUNDS' INVESTMENTS




REITs are subject to the following additional risks:
..  A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
..  A REIT may fail to qualify for the federal tax exemption for distributed income.
..  Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
.. Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund's portfolio in addition to the advisory fees and other expenses of the fund.

The fund may invest up to 20% of its assets in any of the fixed income securities in which Investment Grade Bond Fund is permitted to invest.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Adviser. Sun Capital Advisers, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds' investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

Sun Capital Advisers, Inc. is the funds' investment adviser.

At December 31, 2003, the adviser had total assets under management of
approximately $     billion. The adviser has been providing investment advice
and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization with total assets
under management at December 31, 2003 of $   billion. The Sun Life Financial
group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the funds with investment research and portfolio management services and manages certain aspects of the funds' business affairs. For its services, the adviser receives a fee from each fund equal on an annual basis to a percentage of the fund's average daily net assets. In the case of each fund other than the All Cap Fund, Investment Grade Bond Fund, Money Market Fund, and Real Estate Fund, the adviser employs an unaffiliated subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

The adviser has contractually agreed to limit its management fee and to reimburse each fund's nonmanagement expenses until at least May 1, 2004. Total operating expenses will be capped on an annual basis to the percentages of the fund's average daily net assets shown in the table on the following page. To the extent that any fund's total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

The adviser may further contractually limit its management fee and reimburse the nonmanagement expenses of Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund (the "Alger Funds"), Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, and Value Small Cap Fund (the "OpCap Funds") if the following occurs. The adviser's parent, Sun Life Assurance Company of Canada (U.S.), has applied to the Securities and Exchange Commission for an order approving the substitution of shares of the Alger Funds and the OpCap Funds for shares of certain other mutual funds held by separate accounts that issue variable annuity and variable life insurance products. If the order is granted, the adviser will contractually limit its management fee and reimburse the nonmanagement expenses of the Alger Funds and OpCap Funds for a period of two years from the date of the substitution.

About the Principal Underwriter. Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares. Clarendon, a registered broker-dealer, acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life U.S. and affiliated insurance companies. Clarendon is a wholly-owned subsidiary of Sun Life U.S. which is an indirect, wholly-owned subsidiary of Sun Life Financial.

THE INVESTMENT ADVISER AND SUBADVISERS


Advisory Fees and Total Operating Expenses for Service Class shares

                                                                                Total
                                         Daily                       Advisory   Operating
Fund                                     Net Assets                  Fee        Expenses/1/
-------------------------------------------------------------------------------------------
All Cap Fund                             All                         0.70%        1.15%

Investment Grade Bond Fund               All                         0.60%        1.00%

Money Market Fund                        All                         0.50%        0.90%

Real Estate Fund                         All                         0.95%        1.50%

Alger Growth Fund                        All                         0.75%        1.15%

Alger Income & Growth Fund               All                        0.625%        1.05%

Alger Small Capitalization Fund          All                         0.85%        1.25%

Davis Financial Fund and                 $0-$500 million             0.75%        1.15%
Davis Venture Value Fund                 over $500 million           0.70%

Neuberger Berman Mid Cap Growth Fund and $0-$750 million             0.95%        1.35%
Neuberger Berman Mid Cap Value Fund      over $750 million           0.90%

Value Equity Fund and                    $0-$400 million             0.80%        1.15%
Value Managed Fund                       $400 million-$800 million   0.75%
                                         over $800 million           0.70%

Value Mid Cap Fund and                   $0-$400 million             0.80%        1.25%
Value Small Cap Fund                     $400 million-$800 million   0.75%
                                         over $800 million           0.70%

Blue Chip Mid Cap Fund                   $0-$300 million             0.80%        1.25%
                                         over $300 million           0.75%

Investors Foundation Fund and            $0-$300 million             0.75%        1.15%
Select Equity Fund                       over $300 million           0.70%

Sun Capital Advisers Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

1. Total operating expenses in the table above reflect an expense limitation agreement between the fund and the adviser. See "About the adviser."

About Davis Advisors

Davis Advisors, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, serves as the subadviser to Davis Financial Fund and Davis Venture Value Fund. Davis discharges its responsibilities subject to the policies of the Board of Trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Davis is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2003, Davis advised or subadvised more than 25 portfolios for U.S. registered investment companies
with assets of more than $   billion.

About Fred Alger Management, Inc.

Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003, serves as the subadviser to Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund. Alger Management discharges its responsibilities subject to the policies of the Board of Trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Alger Management is a privately held, professional money management firm. As of December 31, 2003,
Alger Management managed $   billion in total assets.

About Neuberger Berman Management Inc.

Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, serves as the subadviser to Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund. Neuberger Berman discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company listed on the New York Stock Exchange. As of December 31, 2003, Neuberger Berman in conjunction with Neuberger Berman, LLC, as
sub-adviser, managed $   billion in total assets. [Lehman]

About OpCap Advisors

OpCap Advisors, 1345 Avenue of the Americas, New York, New York 10105-4800, serves as the subadviser to Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, and Value Small Cap Fund. OpCap Advisors discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. OpCap Advisors, an indirect wholly owned subsidiary of Allianz Dresdner Asset Management of America L.P. is the subsidiary of Oppenheimer Capital responsible for the management of investment company assets in the United States and elsewhere. These include closed-end funds and mutual funds offered directly to retail investors, as well as funds offered as investment alternatives in variable annuity and variable insurance products. Allianz Dresdner Asset Management is a majority owned subsidiary of Allianz AG, one of the world's largest insurance companies. Allianz AG is listed on the New York Stock Exchange in addition to other major exchanges. As of December 31, 2003, OpCap
Advisors and its direct parent managed more than $   billion in total assets.

                  Wellington Management Company, LLP, 75 State Street, Boston,
About Wellington  Massachusetts 02109, serves as the subadviser to Blue Chip
  Management      Mid Cap Fund, Investors Foundation Fund, and Select Equity
 Company, LLP     Fund. Wellington Management discharges its responsibilities subject to the policies of the board of trustees of Sun
                  Capital Advisers Trust and the oversight and supervision of the adviser. Wellington Management is a professional investment-counseling firm which provides investment services to mutual funds, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A.
                  Gabriel, Duncan M. McFarland, and John R. Ryan. As of
                  December 31, 2003, Wellington Management had discretionary investment authority with respect to approximately $ billion of client assets.

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.


                           Fund             Manager
Fund                       manager(s)       since   Positions during past five years

All Cap Fund               Leo D. Saraceno, 2002    Senior vice president, Sun Capital Advisers, Inc.,
                           CFA                      since 2001 and previously vice president (1998-
                                                    2001). Assistant vice president at Sun Life Financial
                                                    since 2001. Joined Sun Life Financial in 1986.

                           Steven P.        2002    Senior vice president, Sun Capital Advisers, Inc.,
                           Wyman, CFA               since 2001 and previously vice president (1998-
                                                    2001). Assistant vice president at Sun Life Financial
                                                    since 2001. Joined Sun Life Financial in 1997.

                           Richard R.       2002    Vice president, Sun Capital Advisers, Inc., since
                           Gable, CFA               2001. Investment officer at Sun Life Financial since
                                                    2001. Joined Sun Life Financial in 1998. Prior to
                                                    that, senior investment analytics specialist, Mellon
                                                    Bank (1995-1998).

Investment Grade Bond Fund Richard Gordon,  1998    Vice president, Sun Capital Advisers Trust, since
                           CFA                      1998. Senior vice president, Sun Capital Advisers,
                                                    Inc., since 2000, and previously vice president (1992-
                                                    2000). Vice president at Sun Life Financial since
                                                    1994.

                           Evan S.          2002    Senior vice president, Sun Capital Advisers, Inc.,
                           Moskovit, CFA            since 2002, and previously vice president (1999-
                                                    2002). Assistant vice president at Sun Life Financial
                                                    since 2002. Joined Sun Life Financial in 1997.

                           Michael A.       2002    Senior vice president, Sun Capital Advisers, Inc.,
                           Savage, CFA              since 2002, and previously vice president (2001-
                                                    2002). Assistant vice president at Sun Life Financial
                                                    since 2002. Joined Sun Life Financial in 1993.


                           Fund             Manager
Fund                       manager(s)       since   Positions during past five years

Money Market Fund          Richard Gordon,  1998    See above.
                           CFA

                           John W.          2002    Senior vice president, Sun Capital Advisers, Inc.,
                           Donovan                  since 2002, and previously vice president (2001-
                                                    2002). Assistant vice president at Sun Life Financial
                                                    since 2002. Joined Sun Life Financial in 2001. Prior
                                                    to that, vice president, Back Bay Advisors L.P.
                                                    (1997-2001).

Real Estate Fund           Thomas V.        1998    Senior vice president, Sun Capital Advisers, Inc.,
                           Pedulla                  since 2000, and previously vice president (1998-
                                                    2000). Vice president at Sun Life Financial since
                                                    2000. Joined Sun Life Financial in 1995.

                           Leo D. Saraceno, 2003    See above.
                           CFA

                           Richard R.       2001    See above.
                           Gable, CFA

Alger Growth Fund          Dan C. Chung,    2002    Chief investment officer of Fred Alger Management,
                           CFA                      Inc. since September 2001. Previously, executive
                                                    vice president and portfolio manager (2000-2001),
                                                    senior vice president and senior analyst (1999-2000)
                                                    and vice president and analyst (1996-1999).

                           David Hyun,      2002    Executive vice president, Fred Alger Management,
                           CFA                      Inc. since September 2001. Previously, portfolio
                                                    manager, Oppenheimer Funds, June 2000 to
                                                    September 2001. Prior to that, senior vice president
                                                    and portfolio manager (1997-2000) Fred Alger
                                                    Management, Inc.

Alger Income & Growth Fund Dan C. Chung,    2002    See above.
                           CFA

Alger Small Capitalization Jill Greenwald,  2002    Senior vice president, Fred Alger Management, Inc.
Fund                       CFA                      since November 2001. Previously, senior vice
                                                    president and investment officer, J&W Seligman &
                                                    Co., 1999 to November 2001. Prior to that, managing
                                                    director and senior portfolio manager, Chase
                                                    Manhattan Bank (1994-1999).

Davis Financial Fund and   Christopher C.   2000    Chief executive officer, Davis Advisors since 2001.
Davis Venture Value Fund   Davis                    A portfolio manager for Davis Advisors since 1991.

                           Kenneth C.       2000    Portfolio manager, Davis Advisors since 1998.
                           Feinberg                 Research analyst, Davis Advisors (1994-1998).

Neuberger Berman Mid Cap   Jon D. Brorson   2003    Vice president of Neuberger Berman Management
Growth Fund                                         Inc. and managing director of Neuberger Berman,
                                                    LLC since 2002. Prior to that, portfolio manager at
                                                    Northern Trust Company since 1996.

                           Kenneth J. Turek 2003    Vice president of Neuberger Berman Management
                                                    Inc. and managing director of Neuberger Berman,
                                                    LLC since 2002. Prior to that, portfolio manager at
                                                    Northern Trust Company since 1997.


                          Fund         Manager
Fund                      manager(s)   since   Positions during past five years

Neuberger Berman Mid Cap  Andrew B.    2001    Vice president of Neuberger Berman Management
Value Fund                Wellington           Inc. and Neuberger Berman, LLC where he has been
                                               an associate portfolio manager since 2001. From
                                               1996-2001 he was a portfolio manager at another
                                               firm.

Value Equity Fund         Robert K.    2003    The Fund is managed by Mr. Urquhart, a vice
                          Urquhart and         president of OpCap Advisors and managing director
                          Team                 of Oppenheimer Capital since 1998, and OpCap
                                               Advisors' Equity Team, which is comprised of
                                               investment professionals who focus on investments
                                               in large cap equity securities.

Value Managed Fund        Robert K.    2003    Vice President, OpCap Advisors. Managing director
                          Urquhart             and senior portfolio manager, Oppenheimer Capital.
                                               Joined Oppenheimer Capital in 1998.

Value Mid Cap Fund        Louis P.     2000    Vice President, OpCap Advisors. Managing director,
                          Goldstein            Oppenheimer Capital. Joined Oppenheimer Capital in
                                               1991.

Value Small Cap Fund      Mark         2000    Vice president, OpCap Advisors. Senior vice
                          Degenhart            president, Oppenheimer Capital. Joined Oppenheimer
                                               Capital in 1999. Prior to that, director of research and
                                               associate portfolio manager at Palisade Capital
                                               Management (1993-1999).

Blue Chip Mid Cap Fund    Team-Managed 1999    The Fund is managed by Wellington Management
                                               Company, LLP's Mid Cap Opportunities Team. The
                                               team focuses on investments in mid cap equity
                                               securities and is comprised of investment
                                               professionals with an average of 12 years of
                                               investment experience.

Investors Foundation Fund Mammen       2001    Vice president, Wellington Management Company,
                          Chally, CFA          LLP since 1998. Mr. Chally has been an investment
                                               professional with Wellington Management since
                                               1996 and joined the firm in 1994.

Select Equity Fund        Maya K.      1999    Vice president, Wellington Management Company,
                          Bittar, CFA          LLP since 1998.

PURCHASE AND REDEMPTION INFORMATION

Fund Service Class shares are offered exclusively to insurance company separate accounts.




Buying and Redeeming Service Class Shares. Each fund sells its Service Class shares at net asset value (NAV) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of a fund.

Insurance company separate accounts that accept orders from contractholders to purchase and redeem fund shares before the close of regular trading on the New York Stock Exchange will receive that day's NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day's NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Service Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy fund Service Class shares.

Valuation of Shares. Each fund offers its shares at the NAV per Service Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day's close with the current day's exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares. A fund may value securities at fair value when market quotations are not available or the adviser believes that available market quotations do not accurately represent the securities' actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The funds distribute capital gains and income.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Money Market Fund and Investment Grade Bond Fund declare dividends from net investment income daily and pay dividends monthly. All funds other than Money Market Fund and Investment Grade Bond Fund declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract holder will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts, and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes and intends to elect or has elected to be treated and has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds' Statement of Additional Information.

A fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

FUND DETAILS

Investments by Variable Product Separate Accounts in Shares of the Funds. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in all the funds described in this Prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund's shareholders.

Financial Highlights

   The financial highlights tables are intended to help you understand the performance of each of the Initial Class shares of the following funds since inception. Initial Class share information is presented because Service Class shares are a newly offered class with no operating history. Service Class shares will have different performance and different annual operating expenses. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table, except for the semi-annual period ending June 30, 2003, is included in the annual report (available upon request) along with the funds' financial statements and the report of the funds' independent accountants. The annual report was audited by Deloitte & Touche LLP, independent public accountants. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower.

    Selected data for an Initial Class share outstanding throughout each period:

                                                                All Cap Fund
                                                          -----------------------   ----------
                                                          Six Months For the Period Six Months
                                                            Ended     05/1/02* to     Ended
                                                          6/30/2003^   12/31/2002   6/30/2003^
                                                          ---------- -------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $7.540      $10.000      $ 9.630
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........................    0.017        0.020        0.268
  Net realized and unrealized gain (loss) on investments.    2.003       (2.462)       0.438
                                                            ------      -------      -------
  Total from Investment Operations.......................    2.020       (2.442)       0.706
                                                            ------      -------      -------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................       --       (0.018)      (0.266)
  In excess of net investment income.....................       --           --           --
  Net realized gain on investments.......................       --           --           --
  In excess of net realized gain on investments..........       --           --           --
  Capital................................................       --           --           --
                                                            ------      -------      -------
  Total distributions....................................       --       (0.018)      (0.266)
                                                            ------      -------      -------
NET ASSET VALUE, END OF PERIOD...........................   $9.560      $ 7.540      $10.070
                                                            ======      =======      =======
TOTAL RETURN(b)..........................................    26.79%      (24.43)%       7.42%
                                                            ======      =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)........................   $2,418      $ 1,780      $72,669
Ratios to average net assets:
  Net expenses(a)........................................     0.90%        0.90%        0.75%
  Gross expenses(a)......................................     7.28%        5.73%        0.89%
  Net investment income (loss)(a)........................     0.40%        0.41%        5.46%
Portfolio turnover rate..................................       76%          67%          22%

                                                                  Investment Grade Bond Fund
                                                          ---------------------------------------------------
                                                                 Year Ended December 31        For the Period
                                                          ----------------------------------    12/7/98* to
                                                            2002     2001     2000     1999      12/31/1998
                                                          -------  -------  -------  -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 9.680  $ 9.600  $ 9.340  $ 9.970      $10.000
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........................   0.538    0.601    0.626    0.576        0.034
  Net realized and unrealized gain (loss) on investments.  (0.050)   0.079    0.260   (0.630)      (0.030)
                                                          -------  -------  -------  -------      -------
  Total from Investment Operations.......................   0.488    0.680    0.886   (0.054)       0.004
                                                          -------  -------  -------  -------      -------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................  (0.538)  (0.600)  (0.626)  (0.576)      (0.034)
  In excess of net investment income.....................      --       --       --       --           --
  Net realized gain on investments.......................      --       --       --       --           --
  In excess of net realized gain on investments..........      --       --       --       --           --
  Capital................................................      --       --       --       --           --
                                                          -------  -------  -------  -------      -------
  Total distributions....................................  (0.538)  (0.600)  (0.626)  (0.576)      (0.034)
                                                          -------  -------  -------  -------      -------
NET ASSET VALUE, END OF PERIOD........................... $ 9.630  $ 9.680  $ 9.600  $ 9.340      $ 9.970
                                                          =======  =======  =======  =======      =======
TOTAL RETURN(b)..........................................    5.23%    7.21%    9.86%   (0.56)%       0.04%
                                                          =======  =======  =======  =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)........................ $67,679  $80,999  $40,376  $18,184      $10,026
Ratios to average net assets:
  Net expenses(a)........................................    0.75%    0.75%    0.75%    0.75%        0.75%
  Gross expenses(a)......................................    0.81%    0.95%    1.31%    1.98%        4.10%
  Net investment income (loss)(a)........................    5.60%    6.11%    6.70%    6.00%        5.01%
Portfolio turnover rate..................................     144%      92%      69%      78%           3%

--------
*  Commencement of operations.
^  Unaudited.
(a) Annualized for periods of less than one year.
(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

   Selected data for an Initial Class share outstanding throughout each period:





                                                                        Money Market Fund
                                                 --------------------------------------------------------------  ----------
                                                 Six Months        Year Ended December 31         For the Period Six Months
                                                   Ended    ------------------------------------   12/7/98* to     Ended
                                                 6/30/2003^   2002      2001      2000     1999     12/31/1998   6/30/2003^
                                                 ---------- --------  --------  -------  -------  -------------- ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.........................................  $  1.000  $  1.000  $  1.000  $ 1.000  $ 1.000     $ 1.000      $11.100
                                                  --------  --------  --------  -------  -------     -------      -------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)..................     0.003     0.011     0.035    0.057    0.045       0.003        0.358
  Net realized and unrealized gain (loss) on
   investments..................................        --        --        --       --       --          --        1.172
                                                  --------  --------  --------  -------  -------     -------      -------
  Total from Investment Operations..............     0.003     0.011     0.035    0.057    0.045       0.003        1.530
                                                  --------  --------  --------  -------  -------     -------      -------
LESS DISTRIBUTIONS FROM:
  Net investment income.........................    (0.003)   (0.011)   (0.035)  (0.057)  (0.045)     (0.003)          --
  In excess of net investment income............        --        --        --       --       --          --           --
  Net realized gain on investments..............        --        --        --       --       --          --           --
  In excess of net realized gain on investments.        --        --        --       --       --          --           --
  Capital.......................................        --        --        --       --       --          --           --
                                                  --------  --------  --------  -------  -------     -------      -------
  Total distributions...........................    (0.003)   (0.011)   (0.035)  (0.057)  (0.045)     (0.003)          --
                                                  --------  --------  --------  -------  -------     -------      -------
NET ASSET VALUE, END OF PERIOD..................  $  1.000  $  1.000  $  1.000  $ 1.000  $ 1.000     $ 1.000      $12.630
                                                  ========  ========  ========  =======  =======     =======      =======
TOTAL RETURN(b).................................      0.33%     1.12%     3.59%    5.90%    4.63%       0.31%       13.78%
                                                  ========  ========  ========  =======  =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)...............  $143,225  $149,363  $116,946  $41,279  $13,971     $ 2,510      $51,611
Ratios to average net assets:
  Net expenses(a)...............................      0.63%     0.65%     0.65%    0.65%    0.65%       0.65%        1.25%
  Gross expenses(a).............................      0.63%     0.65%     0.74%    1.22%    2.70%      12.29%        1.32%
  Net investment income (loss)(a)...............      0.67%     1.11%     3.16%    5.83%    4.69%       4.48%        5.00%
Portfolio turnover rate.........................       N/A       N/A       N/A      N/A      N/A         N/A           25%


                                                              Real Estate Fund
                                                 --------------------------------------------------
                                                        Year Ended December 31        For the Period
                                                 ----------------------------------    12/7/98* to
                                                   2002     2001     2000     1999      12/31/1998
                                                 -------  -------  -------  -------   --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD......................................... $11.850  $11.250  $ 8.940  $ 9.850      $10.000
                                                 -------  -------  -------  -------      -------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)..................   0.496    0.629    0.388    0.477        0.082
  Net realized and unrealized gain (loss) on
   investments..................................  (0.036)   0.772    2.402   (0.888)      (0.152)
                                                 -------  -------  -------  -------      -------
  Total from Investment Operations..............   0.460    1.401    2.790   (0.411)      (0.070)
                                                 -------  -------  -------  -------      -------
LESS DISTRIBUTIONS FROM:
  Net investment income.........................  (0.463)  (0.618)  (0.417)  (0.447)      (0.080)
  In excess of net investment income............      --       --       --       --           --
  Net realized gain on investments..............  (0.583)  (0.183)  (0.054)      --           --
  In excess of net realized gain on investments.  (0.070)      --   (0.009)      --           --
  Capital.......................................  (0.094)      --       --   (0.052)          --
                                                 -------  -------  -------  -------      -------
  Total distributions...........................  (1.210)  (0.801)  (0.480)  (0.499)      (0.080)
                                                 -------  -------  -------  -------      -------
NET ASSET VALUE, END OF PERIOD.................. $11.100  $11.850  $11.250  $ 8.940      $ 9.850
                                                 =======  =======  =======  =======      =======
TOTAL RETURN(b).................................    4.04%   12.58%   31.30%   (3.98)%      (0.71)%
                                                 =======  =======  =======  =======      =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)............... $44,310  $25,824  $17,162  $ 6,089      $ 4,930
Ratios to average net assets:
  Net expenses(a)...............................    1.25%    1.25%    1.25%    1.25%        1.25%
  Gross expenses(a).............................    1.41%    1.68%    2.67%    3.39%        7.44%
  Net investment income (loss)(a)...............    5.51%    5.60%    6.13%    6.09%       12.16%
Portfolio turnover rate.........................      49%      25%      15%      13%           2%

--------

*  Commencement of operations.


^  Unaudited.


(a) Annualized for periods of less than one year.


(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

    Selected data for an Initial Class share outstanding throughout each period:





                                                                Alger Income &          Alger Small
                                       Alger Growth Fund         Growth Fund        Capitalization Fund
                                     --------------------   --------------------   --------------------   ----------
                                                  For The                For The                For The
                                     Six Months   Period    Six Months   Period    Six Months   Period    Six Months
                                       Ended    04/1/02* to   Ended    04/1/02* to   Ended    04/1/02* to   Ended
                                     6/30/2003^ 12/31/2002  6/30/2003^ 12/31/2002  6/30/2003^ 12/31/2002  6/30/2003^
                                     ---------- ----------- ---------- ----------- ---------- ----------- ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD................  $ 7.120     $10.000     $7.360     $10.000    $ 7.610     $10.000     $8.540
                                      -------     -------     ------     -------    -------     -------     ------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income (loss)......   (0.003)      0.006      0.026       0.021     (0.028)     (0.026)     0.086
  Net realized and unrealized gain
   (loss) on investments............    1.183      (2.880)     0.974      (2.640)     1.228      (2.364)     1.164
                                      -------     -------     ------     -------    -------     -------     ------
  Total from Investment Operations..    1.180      (2.874)     1.000      (2.619)     1.200      (2.390)     1.250
                                      -------     -------     ------     -------    -------     -------     ------
LESS DISTRIBUTIONS FROM:
  Net investment income.............       --      (0.006)        --      (0.021)        --          --         --
  In excess of net investment
   income...........................       --          --         --          --         --          --         --
  Net realized gain on investments..       --          --         --          --         --          --         --
  In excess of net realized gain on
   investments......................       --          --         --          --         --          --         --
  Capital...........................       --          --         --          --         --          --         --
                                      -------     -------     ------     -------    -------     -------     ------
  Total distributions...............       --      (0.006)        --      (0.021)        --          --         --
                                      -------     -------     ------     -------    -------     -------     ------
NET ASSET VALUE, END OF
 PERIOD.............................  $ 8.300     $ 7.120     $8.360     $ 7.360    $ 8.810     $ 7.610     $9.790
                                      =======     =======     ======     =======    =======     =======     ======
TOTAL RETURN(b).....................    16.57%     (28.74)%    13.59%     (26.20)%    15.77%     (23.90)%    14.64%
                                      =======     =======     ======     =======    =======     =======     ======
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (000's).  $ 8,929     $ 7,680     $6,929     $ 6,206    $ 4,141     $ 3,822     $7,594
  Ratios to average net assets:
  Net expenses(a)...................     0.90%       0.90%      0.80%       0.80%      1.00%       1.00%      0.90%
  Gross expenses(a).................     2.63%       3.12%      2.97%       3.32%      4.69%       5.16%      2.49%
  Net investment income (loss)(a)...    (0.08)%      0.14%      0.71%       0.45%     (0.72)%     (0.68)%     0.89%
  Portfolio turnover rate...........       90%        217%       104%        223%        77%        107%         7%



                                      Davis Financial Fund                     Davis Venture Value Fund
                                     ------------------------------- -----------------------------------------
                                         Year Ended        For The                   Year Ended        For The
                                         December 31       Period    Six Months     December 31        Period
                                     -----------------   7/17/00* to   Ended    ------------------   7/17/00* to
                                       2002      2001    12/31/2000  6/30/2003^    2002      2001    12/31/2000
                                     -------   -------   ----------- ---------- -------    -------   -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD................ $10.490   $11.320     $10.000    $ 7.320   $ 8.740    $ 9.830     $10.000
                                     -------   -------     -------    -------   -------    -------     -------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income (loss)......   0.040     0.015       0.013      0.084     0.054      0.049       0.028
  Net realized and unrealized gain
   (loss) on investments............  (1.975)   (0.757)      1.325      0.776    (1.474)    (1.092)     (0.172)(c)
                                     -------   -------     -------    -------   -------    -------     -------
  Total from Investment Operations..  (1.935)   (0.742)      1.338      0.860    (1.420)    (1.043)     (0.144)
                                     -------   -------     -------    -------   -------    -------     -------
LESS DISTRIBUTIONS FROM:
  Net investment income.............  (0.015)       --      (0.013)        --       -- (d)  (0.047)     (0.026)
  In excess of net investment
   income...........................      --        --          --         --        --         --          --
  Net realized gain on investments..      --    (0.088)     (0.005)        --        --         --          --
  In excess of net realized gain on
   investments......................      --        --          --         --        --         --          --
  Capital...........................      --        --          --         --        --         --          --
                                     -------   -------     -------    -------   -------    -------     -------
  Total distributions...............  (0.015)   (0.088)     (0.018)        --        --     (0.047)     (0.026)
                                     -------   -------     -------    -------   -------    -------     -------
NET ASSET VALUE, END OF
 PERIOD............................. $ 8.540   $10.490     $11.320    $ 8.180   $ 7.320    $ 8.740     $ 9.830
                                     =======   =======     =======    =======   =======    =======     =======
TOTAL RETURN(b).....................  (18.45)%   (6.57)%     13.39%     11.75%   (16.24)%   (10.61)%     (1.42)%
                                     =======   =======     =======    =======   =======    =======     =======
RATIOS AND SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (000's). $ 7,884   $10,153     $ 4,729    $37,027   $32,194    $32,110     $12,611
  Ratios to average net assets:
  Net expenses(a)...................    0.90%     0.90%       0.90%      0.90%     0.90%      0.90%       0.90%
  Gross expenses(a).................    2.09%     2.72%       5.50%      1.23%     1.21%      1.28%       3.20%
  Net investment income (loss)(a)...    0.39%     0.20%       0.35%      0.87%     0.71%      0.51%       1.08%
  Portfolio turnover rate...........      56%       35%          1%         2%       26%        84%          0%

--------

*  Commencement of operations.


^  Unaudited.


(a) Annualized for periods of less than one year.


(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.


(c) The amount shown for a share outstanding does not correspond with aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.


(d) Amount is less than .001 per share.

   Selected data for an Initial Class share outstanding throughout each period:





                                       Neuberger Berman                   Neuberger Berman
                                     Mid Cap Growth Fund                 Mid Cap Value Fund
                              --------------------------------   ---------------------------------   ----------
                                 Six                  For the       Six                   For the       Six
                                Months                 Period      Months                  Period      Months
                                Ended    Year Ended 05/01/01* to   Ended    Year Ended  05/01/01* to   Ended
                              6/30/2003^ 12/31/2002  12/31/2001  6/30/2003^ 12/31/2002   12/31/2001  6/30/2003^
                              ---------- ---------- ------------ ---------- ----------  ------------ ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.........  $ 6.190    $ 8.740     $10.000     $ 8.910    $ 9.860      $10.000      $7.520
                               -------    -------     -------     -------    -------      -------      ------
INCOME (LOSS) FROM
 INVESTMENT
 OPERATIONS:
 Net investment income
  (loss).....................   (0.026)    (0.550)     (0.023)      0.001      0.011        0.032       0.033
 Net realized and unrealized
  gain (loss) on
  investments................    0.896     (2.495)     (1.237)      1.089     (0.950)      (0.140)      0.987
                               -------    -------     -------     -------    -------      -------      ------
 Total from Investment
  Operations.................    0.870     (2.550)     (1.260)      1.090     (0.939)      (0.108)      1.020
                               -------    -------     -------     -------    -------      -------      ------
LESS DISTRIBUTIONS
 FROM:
 Net investment income.......       --         --          --          --     (0.010)      (0.032)         --
 In excess of net investment
  income.....................       --         --          --          --        -- (c)        --          --
 Net realized gain on
  investments................       --         --          --          --         --           --          --
 In excess of net realized
  gain on investments........       --         --          --          --         --           --          --
 Capital.....................       --         --          --          --         --           --          --
                               -------    -------     -------     -------    -------      -------      ------
 Total distributions.........       --         --          --          --     (0.011)      (0.032)         --
                               -------    -------     -------     -------    -------      -------      ------
NET ASSET VALUE, END
 OF PERIOD...................  $ 7.060    $ 6.190     $ 8.740     $10.000    $ 8.910      $ 9.860      $8.540
                               =======    =======     =======     =======    =======      =======      ======
TOTAL RETURN(b)..............    14.05%    (29.26)%    (12.60)%     12.23%     (9.53)%      (1.08)%     13.56%
                               =======    =======     =======     =======    =======      =======      ======
RATIOS AND
 SUPPLEMENTAL DATA:
Net Assets, End of Period
 (000's).....................  $ 5,123    $ 4,182     $ 4,235     $ 7,927    $ 6,819      $ 3,515      $7,126
Ratios to average net assets:
 Net expenses(a).............     1.10%      1.10%       1.10%       1.10%      1.10%        1.10%       0.90%
 Gross expenses(a)...........     4.21%      4.06%       5.84%       2.91%      3.38%        7.47%       2.82%
 Net investment income
  (loss)(a)..................    (0.90)%    (0.84)%     (0.53)%      0.02%      0.14%        0.69%       0.85%
 Portfolio turnover rate.....       86%       163%         63%         38%        74%         108%         34%



                                 Value Equity Fund                           Value Managed Fund
                              --------------------------------- ------------------------------------------
                                   Year Ended         For the      Six          Year Ended         For the
                                   December 31        Period      Months        December 31        Period
                              ------------------    7/17/00* to   Ended    ------------------    7/17/00* To
                                 2002       2001    12/31/2000  6/30/2003^    2002       2001    12/31/2000
                              -------    -------    ----------- ---------- -------    -------    -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD......... $10.470    $11.290      $10.000     $8.170   $10.490    $11.300      $10.000
                              -------    -------      -------     ------   -------    -------      -------
INCOME (LOSS) FROM
 INVESTMENT
 OPERATIONS:
 Net investment income
  (loss).....................   0.075      0.057        0.036      0.041     0.073      0.075        0.085
 Net realized and unrealized
  gain (loss) on
  investments................  (2.950)    (0.344)       1.297      0.839    (2.320)    (0.763)       1.300
                              -------    -------      -------     ------   -------    -------      -------
 Total from Investment
  Operations.................  (2.875)    (0.287)       1.333      0.880    (2.247)    (0.688)       1.385
                              -------    -------      -------     ------   -------    -------      -------
LESS DISTRIBUTIONS
 FROM:
 Net investment income.......  (0.075)    (0.057)      (0.038)        --    (0.073)    (0.075)      (0.085)
 In excess of net investment
  income.....................     -- (c)     -- (c)        --         --       -- (c)     -- (c)       -- (c)
 Net realized gain on
  investments................      --     (0.265)          --         --        --     (0.047)          --
 In excess of net realized
  gain on investments........      --     (0.211)      (0.005)        --        --         --           --
 Capital.....................      --         --           --         --        --         --           --
                              -------    -------      -------     ------   -------    -------      -------
 Total distributions.........  (0.075)    (0.533)      (0.043)        --    (0.073)    (0.122)      (0.085)
                              -------    -------      -------     ------   -------    -------      -------
NET ASSET VALUE, END
 OF PERIOD................... $ 7.520    $10.470      $11.290     $9.050   $ 8.170    $10.490      $11.300
                              =======    =======      =======     ======   =======    =======      =======
TOTAL RETURN(b)..............  (27.47)%    (2.53)%      13.35%     10.77%   (21.43)%    (6.08)%      13.88%
                              =======    =======      =======     ======   =======    =======      =======
RATIOS AND
 SUPPLEMENTAL DATA:
Net Assets, End of Period
 (000's)..................... $ 6,453    $ 6,926      $ 2,579     $4,689   $ 4,367    $ 4,629      $ 2,397
Ratios to average net assets:
 Net expenses(a).............    0.90%      0.90%        0.90%      0.90%     0.90%      0.90%        0.90%
 Gross expenses(a)...........    2.72%      3.97%        7.65%      3.68%     3.55%      4.68%        7.84%
 Net investment income
  (loss)(a)..................    0.92%      0.75%        0.81%      1.00%     0.83%      0.88%        1.80%
 Portfolio turnover rate.....      71%        72%          38%        50%       55%        54%          32%

--------

 * Commencement of operations.


 ^ Unaudited.


(a) Annualized for periods of less than one year.


(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.


(c) Amount is less than .001 per share.

    Selected data for an Initial Class share outstanding throughout each period:





                                                       Value Mid Cap Fund                        Value Small Cap Fund
                                           ---------------------------------------    ------------------------------------------
                                              Six         Year Ended       For the       Six          Year Ended        For the
                                             Months      December 31       Period       Months       December 31        Period
                                             Ended    -----------------  7/17/00* to    Ended    -----------------    7/17/00* to
                                           6/30/2003^   2002      2001   12/31/2000   6/30/2003^   2002       2001    12/31/2000
                                           ---------- -------   -------  -----------  ---------- -------   -------    -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD...................................  $10.320   $10.980   $10.290    $10.000     $ 9.940   $12.820   $11.930      $10.000
                                            -------   -------   -------    -------     -------   -------   -------      -------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)............    0.001     0.006     0.016      0.021       0.025     0.012    (0.005)       0.065
  Net realized and unrealized gain (loss)
   on investments.........................    1.079    (0.660)    0.688      0.312       1.455    (2.640)    1.062        2.109
                                            -------   -------   -------    -------     -------   -------   -------      -------
  Total from Investment Operations........    1.080    (0.654)    0.704      0.333       1.480    (2.628)    1.057        2.174
                                            -------   -------   -------    -------     -------   -------   -------      -------
LESS DISTRIBUTIONS FROM:
  Net investment income...................       --    (0.006)   (0.014)    (0.021)         --        --       -- (c)    (0.065)
  In excess of net investment income......       --        --        --        -- (c)       --        --    (0.002)      (0.001)
  Net realized gain on investments........       --        --        --         --          --    (0.220)   (0.165)      (0.178)
  In excess of net realized gain on
   investments............................       --        --        --     (0.022)         --    (0.032)       --           --
  Capital.................................       --        --        --         --          --        --        --           --
                                            -------   -------   -------    -------     -------   -------   -------      -------
  Total distributions.....................       --    (0.006)   (0.014)    (0.043)         --    (0.252)   (0.167)      (0.244)
                                            -------   -------   -------    -------     -------   -------   -------      -------
NET ASSET VALUE, END
 OF PERIOD................................  $11.400   $10.320   $10.980    $10.290     $11.420   $ 9.940   $12.820      $11.930
                                            =======   =======   =======    =======     =======   =======   =======      =======
TOTAL RETURN(b)...........................    10.47%    (5.95)%    6.84%      3.37%      14.89%   (20.61)%    8.91%       21.91%
                                            =======   =======   =======    =======     =======   =======   =======      =======
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period (000's).........  $17,125   $15,682   $15,040    $ 8,122     $57,672   $44,282   $22,140      $ 5,973
Ratios to average net assets:
  Net expenses(a).........................     1.00%     1.00%     1.00%      1.00%       1.00%     1.00%     1.00%        1.00%
  Gross expenses(a).......................     1.73%     1.71%     1.70%      4.27%       1.17%     1.34%     2.06%        5.02%
  Net investment income (loss)(a).........     0.02%     0.06%     0.12%      0.71%       0.34%     0.18%    (0.08)%       1.83%
Portfolio turnover rate...................       36%      104%      158%        36%         68%      136%      138%          42%


                                                         Blue Chip Mid Cap Fund
                                           -------------------------------------------------
                                              Six                                    For the
                                             Months      Year Ended December 31       Period
                                             Ended    ---------------------------   9/1/99* to
                                           6/30/2003^   2002      2001      2000    12/31/1999
                                           ---------- -------   -------   -------   ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD...................................  $11.470   $13.480   $13.930   $12.300    $10.000
                                            -------   -------   -------   -------    -------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)............   (0.008)   (0.024)   (0.022)   (0.018)        --
  Net realized and unrealized gain (loss)
   on investments.........................    1.808    (1.986)   (0.428)    2.994      2.683
                                            -------   -------   -------   -------    -------
  Total from Investment Operations........    1.800    (2.010)   (0.450)    2.976      2.683
                                            -------   -------   -------   -------    -------
LESS DISTRIBUTIONS FROM:
  Net investment income...................       --        --        --        --         --
  In excess of net investment income......       --        --        --        --         --
  Net realized gain on investments........       --        --        --    (0.968)    (0.383)
  In excess of net realized gain on
   investments............................       --        --        --    (0.378)        --
  Capital.................................       --        --        --        --         --
                                            -------   -------   -------   -------    -------
  Total distributions.....................       --        --        --    (1.346)    (0.383)
                                            -------   -------   -------   -------    -------
NET ASSET VALUE, END
 OF PERIOD................................  $13.270   $11.470   $13.480   $13.930    $12.300
                                            =======   =======   =======   =======    =======
TOTAL RETURN(b)...........................    15.69%   (14.91)%   (3.23)%   24.96%     27.07%
                                            =======   =======   =======   =======    =======
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period (000's).........  $63,572   $53,506   $52,357   $37,593    $ 6,780
Ratios to average net assets:
  Net expenses(a).........................     1.00%     1.00%     1.00%     1.00%      1.00%
  Gross expenses(a).......................     1.18%     1.17%     1.26%     1.96%      4.11%
  Net investment income (loss)(a).........    (0.13)%   (0.21)%   (0.17)%   (0.26)%    (0.16)%
Portfolio turnover rate...................       38%       90%      125%      138%        51%

--------

 * Commencement of operations.


 ^ Unaudited.


(a) Annualized for periods of less than one year.


(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.


(c) Amount is less than $0.001 per share.

    Selected data for an Initial Class share outstanding throughout each period:


                                                                          Investors Foundation Fund
                                                          --------------------------------------------------------  ----------
                                                          Six Months     Year Ended December 31      For the Period Six Months
                                                            Ended    ----------------------------      9/1/99* to     Ended
                                                          6/30/2003^   2002       2001       2000      12/31/1999   6/30/2003^
                                                          ---------- -------   -------    -------    -------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $6.670   $ 8.920   $ 9.720    $11.190       $10.000       $6.610
                                                            ------   -------   -------    -------       -------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........................    0.029     0.036     0.029      0.017         0.015        0.017
  Net realized and unrealized gain (loss) on investments.    0.651    (2.251)   (0.800)    (0.708)        1.197        0.743
                                                            ------   -------   -------    -------       -------       ------
  Total from Investment Operations.......................    0.680    (2.215)   (0.771)    (0.691)        1.212        0.760
                                                            ------   -------   -------    -------       -------       ------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................       --    (0.035)   (0.029)    (0.017)       (0.015)          --
  In excess of net investment income.....................       --        --       -- (c)     -- (c)         --           --
  Net realized gain on investments.......................       --        --        --     (0.495)       (0.007)          --
  In excess of net realized gain on investments..........       --        --        --     (0.267)           --           --
  Capital................................................       --        --        --         --            --           --
                                                            ------   -------   -------    -------       -------       ------
  Total distributions....................................       --    (0.035)   (0.029)    (0.779)       (0.022)          --
                                                            ------   -------   -------    -------       -------       ------
NET ASSET VALUE, END OF PERIOD...........................   $7.350   $ 6.670   $ 8.920    $ 9.720       $11.190       $7.370
                                                            ======   =======   =======    =======       =======       ======
TOTAL RETURN(b)..........................................    10.19%   (24.84)%   (7.93)%    (5.94)%       12.13%       11.50%
                                                            ======   =======   =======    =======       =======       ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)........................   $6,283   $ 6,074   $ 6,658    $ 5,653       $ 3,867       $9,264
Ratios to average net assets:
  Net expenses(a)........................................     0.90%     0.90%     0.90%      0.90%         0.90%        0.90%
  Gross expenses(a)......................................     3.18%     2.89%     3.34%      3.99%         5.12%        2.36%
  Net investment income(loss)(a).........................     0.82%     0.49%     0.34%      0.18%         0.46%        0.50%
Portfolio turnover rate..................................       43%       92%      119%        82%           31%          52%


                                                                   Select Equity Fund
                                                          --------------------------------------------
                                                              Year Ended December 31     For the Period
                                                          ---------------------------      9/1/99* to
                                                            2002      2001       2000      12/31/1999
                                                          -------   -------   -------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 9.140   $10.970   $12.640       $10.000
                                                          -------   -------   -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...........................   0.006     0.045     0.005            --
  Net realized and unrealized gain (loss) on investments.  (2.525)   (1.824)   (1.251)        2.640
                                                          -------   -------   -------       -------
  Total from Investment Operations.......................  (2.519)   (1.779)   (1.246)        2.640
                                                          -------   -------   -------       -------
LESS DISTRIBUTIONS FROM:
  Net investment income..................................  (0.010)   (0.051)   (0.005)           --
  In excess of net investment income.....................  (0.001)       --       -- (c)         --
  Net realized gain on investments.......................      --        --    (0.123)           --
  In excess of net realized gain on investments..........      --        --    (0.296)           --
  Capital................................................      --        --        --            --
                                                          -------   -------   -------       -------
  Total distributions....................................  (0.011)   (0.051)   (0.424)           --
                                                          -------   -------   -------       -------
NET ASSET VALUE, END OF PERIOD........................... $ 6.610   $ 9.140   $10.970       $12.640
                                                          =======   =======   =======       =======
TOTAL RETURN(b)..........................................  (27.56)%  (16.22)%   (9.71)%       26.40%
                                                          =======   =======   =======       =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)........................ $ 8,401   $11,448   $14,848       $ 5,140
Ratios to average net assets:
  Net expenses(a)........................................    0.90%     0.90%     0.90%         0.90%
  Gross expenses(a)......................................    2.19%     1.50%     2.44%         4.25%
  Net investment income(loss)(a).........................    0.08%     0.31%     0.07%        (0.06)%
Portfolio turnover rate..................................     144%      263%      271%           51%

--------

*  Commencement of operations.


^  Unaudited.


(a) Annualized for periods of less than one year.


(b) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.


(c) Amount is less than $0.001 per share

                                  APPENDIX A
                            Performance Information



The following tables reflect data supplied by the adviser and each subadviser relating to the performance of all fee paying, fully discretionary portfolios using strategies similar to the funds', with certain exceptions identified below. These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of the funds.

Performance of each composite is not that of the corresponding fund, is not a substitute for the corresponding fund's performance and does not predict a fund's performance results, which may differ from the composite's results. The personnel who managed accounts comprising the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the relevant fund.

Each composite's performance is shown net of actual expenses of the underlying accounts or net of model expenses, as explained below. In certain cases where model expenses were deducted, except as described below, the model expense rate was either (1) in the case of composites that include non-mutual fund accounts, the highest annual operating expense rate or (2) in the case of composites that consist solely of mutual funds, the asset-weighted average operating expense rate. Except as noted below, in each case in which model expenses were used to adjust the performance of the accounts in the composite, those model expenses were higher than the actual expenses (or in the case of new funds, estimated expenses) for the corresponding Sun Capital fund. As a result, except as noted below, if the performance results for any composite presented herein that reflects an adjustment for a model operating expense rate had been adjusted for the corresponding Sun Capital fund's expenses, the performance would have been better than that of the composite. See "About the Adviser" for the amount and term of each fund's expense limit. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles. In each case, the performance data shown would have been lower had these charges been reflected. In addition, the projected expenses for the Sun Capital funds have, at times, been higher than the expenses of the underlying accounts in the composite. Had Sun Capital fund expenses been used, the performance data would have been lower.

Since these composite results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the tables assume the reinvestment of dividends. In the case of Sun Capital funds with performance results set forth under "The Funds' Goals, Strategies and Risks", investors should refer to those results in comparison to the performance data shown in this appendix for the corresponding composite in the same time period.

Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Code. Complying with these regulatory requirements may have an adverse effect on each fund's performance relative to that of a composite in which all or some accounts are not subject to such requirements. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

Sun Capital Advisers, Inc.

Sun Capital's Prior Performance for Similar Accounts.

The following tables reflect the performance of Sun Capital's "Equity Composite" and "Real Estate Composite" strategy. As of December 31, 2003, the
Equity Composite strategy consisted of    accounts, having total assets of
$     million representing   % of equity accounts under management, and the
Real Estate Composite strategy consisted of two accounts, having total assets
of $     million representing   % of real estate accounts under management.

Sun Capital Equity Composite Performance

(comparison composite for Sun Capital All Cap Fund)

                                                      Average Annual Total Returns
                                              -------------------------------------------
                                                 (for periods ended December 31, 2002)
                                                                          Since Inception
                                               1 Year  3 Years  5 Years  (January 1, 1996)
                                              ------   -------  -------  -----------------
Equity Composite............................. (30.55)%  (5.24)%   2.32%        7.93%
S&P 500 Index*............................... (22.10)% (14.55)%  (0.59)%       6.87%
Lipper VA-UF Multi-Cap Value Funds Average*.. (18.97)%  (3.50)%   0.74%        8.75%

                                           Year by Year Total Returns
                             ----------------------------------------------------
                                     (for 1-year periods ended December 31)
                              1996   1997   1998   1999    2000     2001     2002
                             -----  -----  -----  -----  ------   ------   ------
Equity Composite............ 20.36% 26.36% 21.72%  8.29%   5.27%   16.37%  (30.55)%
S&P 500 Index*.............. 22.96% 33.36% 28.58% 21.04%  (9.10)% (11.89)% (22.10)%
Lipper VA-UF Multi-Cap Value
  Funds Average*............ 16.29% 27.90%  6.64%  6.16% 22.70 %    7.44%  (18.97)%

Sun Capital Real Estate Composite Performance

(comparison composite for Sun Capital Real Estate Fund)

                                              Average Annual Total Returns             Since
                                              ------------------------------         Inception
                                              (for periods ended December 31, 2002) (January 1,
                                              1 Year          3 Years    5 Years       1997)
                                              ------          -------    -------    -----------
Real Estate Composite........................  6.17%           16.91%     7.57%        9.19%
Morgan Stanley REIT Index*...................  3.64%           14.04%     3.30%        5.70%
Lipper VA-UF Real Estate Funds Average*......  2.66%           12.52%     2.73%        5.64%

                                                      Year by Year Total Returns
                                              ------------------------------------------
                                                (for 1-year periods ended December 31)
                                               1997    1998    1999    2000   2001  2002
                                              -----  ------   -----   -----  -----  ----
Real Estate Composite........................ 17.70%  (7.39)% (2.70)% 32.69% 13.43% 6.17%
Morgan Stanley REIT Index*................... 18.58% (16.90)% (4.55)% 26.81% 12.83% 3.64%
Lipper VA-UF Real Estate Funds Average*...... 20.11% (15.90)% (2.79)% 27.95%  7.77% 2.66%

--------
* A description of this index is located at the end of this appendix.
Composite performance is computed using an asset-weighted rate of return for each account, weighted for the relative size of each account using beginning of period values. The performance of the Sun Capital Composites reflect the deduction of all actual operating expenses of the underlying accounts in the composite. At December 31, 2002, 96% of the account assets in the Equity Composite and 65% of the account assets in the Real Estate Composite were managed for an affiliate of the adviser. The account fees for these accounts were substantially lower than those the adviser would charge a third party client for the same services. Accordingly, on an asset-weighted basis, the overall expenses reflected in the composite were significantly lower than those of the Sun Capital Funds. Had they been in existence for the same time period as the composite, the Sun Capital Funds would likely have experienced worse performance during the same time periods because of the significant difference in fees. Composite performance results were calculated, in all material respects, in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods. AIMR has not been involved with the preparation or review of this report.

Fred Alger Management, Inc.

Fred Alger Management, Inc.'s Prior Performance for Similar Accounts.

The following tables reflect the performance of Fred Alger Management, Inc.'s "Alger Large Capitalization Growth Equity Composite," "Alger Income & Growth Composite," and "Alger Small Capitalization Growth Equity Composite" strategies. As of December 31, 2002, the Alger Large Capitalization Growth Equity Composite, Alger Income & Growth Composite, and Alger Small Capitalization Growth Equity Composite consisted of 29, 3, and 6 accounts having $2.4 billion, $131.0 million, and $579.2 million, respectively.

Alger Large Capitalization Growth Equity Composite Performance

(comparison composite for Alger Growth Fund)

                                                      Average Annual Total Returns
                                                   ----------------------------------
                                                   (for periods ended December 31, 2002)
                                                    1 Year    3 Years  5 Years  10 Years
                                                   ------     -------  -------  --------
Alger Large Capitalization Growth Equity Composite (33.10)%   (20.60)%  (0.10)%   8.90%
S&P 500 Index*.................................... (22.10)%   (14.55)%  (0.59)%   9.34%
Lipper Large Cap Growth Funds Average*............ (28.11)%   (23.96)%  (4.16)%   6.30%

                                                   Year by Year Total Returns
                           -------------------------------------------------------------------------
                                             (for 1-year periods ended December 31)
                            1993   1994    1995  1996   1997   1998   1999    2000     2001     2002
                           -----  -----   -----  ----- -----  -----  -----  ------   ------   ------
Alger Large Capitalization
 Growth Equity Composite.. 21.60% (0.06)% 37.44% 13.17 25.33% 47.54% 34.47% (14.97)% (12.02)% (33.10)%
S&P 500 Index*............ 10.08%  1.32%  37.58% 22.96 33.36% 28.58% 21.04%  (9.10)% (11.89)% (22.10)%
Lipper Large Cap Growth
 Funds Average*........... 10.66% (0.82)% 34.92% 20.56 27.59% 36.47% 34.82% (19.68)% (23.87)% (28.11)%

Alger Income & Growth Composite Performance

(comparison composite for Alger Income & Growth Fund)

                                             Average Annual Total Returns
                                          ----------------------------------
                                          (for periods ended December 31, 2002)
                                           1 Year    3 Years  5 Years  10 Years
                                          ------     -------  -------  --------
   Alger Income & Growth Composite....... (30.76)%   (16.14)%   2.15%    9.44%
   S&P 500 Index*........................ (22.10)%   (14.55)%  (0.59)%   9.34%
   Russell 1000 Growth Index............. (28.97)%   (23.52)%  (3.82)%   6.62%
   Lipper Large Cap Growth Funds Average* (28.11)%   (23.96)%  (4.16)%   6.30%

                                                   Year by Year Total Returns
                          --------------------------------------------------------------------------
                                             (for 1-year periods ended December 31)
                           1993   1994    1995   1996   1997   1998   1999    2000     2001     2002
                          -----  -----   -----  -----  -----  -----  -----  ------   ------   ------
Alger Income & Growth
 Composite...............  9.55% (8.25)% 35.14% 19.68% 36.30% 32.39% 42.45%  (0.23)% (14.62)% (30.76)%
S&P 500 Index*........... 10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04%  (9.10)% (11.89)% (22.10)%
Russell 1000 Growth Index  2.28%  2.55%  36.59% 23.69% 29.02% 38.76% 33.52% (22.30)% (20.89)% (28.97)%
Lipper Large Cap Growth
 Funds Average*.......... 10.66% (0.82)% 34.92% 20.56% 27.59% 36.47% 34.82% (19.68)% (23.87)% (28.11)%

Alger Small Capitalization Growth Equity Composite Performance

(comparison composite for Alger Small Capitalization Fund)

                                                      Average Annual Total Returns
                                                   ----------------------------------
                                                   (for periods ended December 31, 2002)
                                                    1 Year    3 Years  5 Years  10 Years
                                                   ------     -------  -------  --------
Alger Small Capitalization Growth Equity Composite (26.70)%   (28.10)%  (9.80)%   1.00%
Russell 2000 Growth Index*........................ (30.26)%   (21.16)%  (6.59)%   2.62%
Lipper Small Cap Growth Funds Average*............ (27.81)%   (16.71)%  (1.22)%   6.83%

--------
* A description of this index is located at the end of this appendix.

                                                    Year by Year Total Returns
                           --------------------------------------------------------------------------
                                              (for 1-year periods ended December 31)
                            1993   1994    1995   1996   1997   1998   1999    2000     2001     2002
                           -----  -----   -----  -----  -----  -----  -----  ------   ------   ------
Alger Small Capitalization
 Growth Equity Composite.. 13.26% (4.37)% 46.48%  4.58% 11.04% 14.19% 40.42% (27.63)% (29.84)% (26.70)%
Russell 2000 Growth Index* 13.36% (2.44)% 31.04% 11.26% 12.93%  1.23% 43.09% (22.43)%  (9.23)% (30.26)%
Lipper Small Cap Growth
 Funds Average*........... 17.86% (1.69)% 36.50% 17.05% 11.23%  0.96% 61.17%  (8.25)% (12.75)% (27.81)%

The performance of each Alger Management composite is calculated using an asset-weighted rate of return for each account. The Alger Management composite performance results were calculated, in all material respects, in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods. AIMR has not been involved with the preparation or review of this report. The performance of each Alger Management composite reflects the deduction of all actual operating expenses of the underlying accounts in the composite.

Davis Advisors

Davis Advisors' Prior Performance for Similar Accounts

The following tables reflect the performance of Davis Advisors' "Davis Financial Composite" and "Davis Large Cap Value Composite" strategies. For periods after January 1, 1998, the composites include only accounts having $3.5 million or more in assets. As of that date, Davis Advisors concluded that accounts below this minimum were not representative of the Composites' intended strategies. As of December 31, 2002, the Davis Financial Composite and Davis Large Cap Value Composite strategies consisted of 10 and 122 accounts, having total assets of $909.5 million and $26.7 billion representing 100% and 87% of financial and large cap value accounts under management, respectively.

Davis Financial Composite Performance


                                              Average Annual Total Returns
                                           ----------------------------------
                                           (for periods ended December 31, 2002)
                                            1 Year    3 Years  5 Years  10 Years
                                           ------     -------  -------  --------
  Financial Composite..................... (19.48)%    (1.34)%   1.54%   12.95%
  S&P 500 Index*.......................... (22.10)%   (14.55)%  (0.59)%   9.34%
  Lipper Financial Services Funds Average* (10.87)%     3.84%    2.99%   12.78%

                                                   Year by Year Total Returns
                          --------------------------------------------------------------------------
                                             (for 1-year periods ended December 31)
                           1993   1994    1995   1996   1997   1998   1999    2000     2001     2002
                          -----  -----   -----  -----  -----  -----  -----   -----   ------   ------
Financial Composite...... 14.84% (4.89)% 50.71% 31.45% 44.50% 13.88% (1.32)% 32.00%   (9.72)% (19.48)%
S&P 500 Index*........... 10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04%  (9.10)% (11.89)% (22.10)%
Lipper Financial Services
 Funds Average*.......... 15.67% (2.68)% 41.84% 28.54% 45.76%  6.11% (1.44)% 26.56%   (4.14)% (10.87)%

Davis Large Cap Value Composite Performance


                                            Average Annual Total Returns
                                         ----------------------------------
                                         (for periods ended December 31, 2002)
                                          1 Year    3 Years  5 Years  10 Years
                                         ------     -------  -------  --------
   Large Cap Value Composite............ (17.46)%    (7.25)%   1.51%   11.14%
   S&P 500 Index*....................... (22.10)%   (14.55)%  (0.59)%   9.34%
   Lipper Large Cap Value Funds Average* (18.57)%    (5.71)%  (0.28)%   7.57%

--------
* A description of this index is located at the end of this appendix.

                                                  Year by Year Total Returns
                          -------------------------------------------------------------------------
                                            (for 1-year periods ended December 31)
                           1993   1994    1995   1996   1997   1998   1999   2000     2001     2002
                          -----  -----   -----  -----  -----  -----  -----  -----   ------   ------
Large Cap Value Composite 14.44% (2.52)% 39.77% 27.25% 34.40% 14.70% 17.75%  9.54%  (11.80)% (17.46)%
S&P 500 Index*........... 10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04% (9.10)% (11.89)% (22.10)%
Lipper Large Cap Value
 Funds Average*.......... 11.68% (0.21)% 32.93% 22.28% 28.09% 18.45% 11.28%  1.32%   (5.98)% (18.57)%

Composite performance results were calculated, in all material respects, in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods. AIMR has not been involved with the preparation or review of this report. The performance of each of the Davis Financial Composite and the Davis Large Cap Value Composite reflects the deduction of a model operating expense ratio of 1.48% and 1.15%, respectively, which is an asset-weighted average operating expense ratio (after reimbursements and waivers) of the mutual funds in each relevant composite.

Neuberger Berman Management Inc.'s Prior Performance for Similar Accounts.

The following tables reflect data supplied by Neuberger Berman Management Inc. relating to the performance of fee paying, fully discretionary accounts using Neuberger Berman Management Inc.'s "Neuberger Berman Mid Cap Growth vs Russell Composite" and "Neuberger Berman Mid Cap Value Composite" strategies. As of December 31, 2002, the Neuberger Berman Mid Cap Growth vs Russell Composite and Neuberger Berman Mid Cap Value Composite consisted of 4 and 10 accounts, having total assets of $729 million and $1.3 billion respectively.

Neuberger Berman Mid Cap Growth vs Russell Composite Performance

(comparison composite for Neuberger Berman Mid Cap Growth Fund)

                                                      Average Annual Total Returns
                                                      --------------------------------
                                                      (for periods ended December 31, 2002)
                                                       1 Year         3 Year     5 Year
                                                      ------         ------      ------
 Neuberger Berman Mid Cap Growth vs Russell Composite (31.83)%       (24.84)%    (5.64)%
 Russell Midcap Growth Index*........................ (27.41)%       (20.02)%    (1.82)%
 Lipper Mid-Cap Growth Funds Average*................ (27.90)%       (19.67)%    (1.82)%

                                             Year by Year Total Returns
                                      --------------------------------------
                                       (for 1-year periods ended December 31)
                                       1998   1999    2000     2001     2002
                                      -----  -----  ------   ------   ------
 Neuberger Berman Mid Cap Growth vs
   Russell Composite................. 16.66% 51.01% (11.46)% (29.65)% (31.83)%
 Russell Midcap Growth Index*........ 17.86% 51.29% (11.75)% (20.15)% (27.41)%
 Lipper Mid-Cap Growth Funds Average* 12.85% 79.55% (10.01)% (23.31)% (27.90)%

Neuberger Berman Mid Cap Value Composite Performance

(comparison composite for Neuberger Berman Mid Cap Value Fund)

                                              Average Annual Total Returns
                                            ------------------------------------
                                            (for periods ended December 31, 2002)
                                             1 Year   3 Years  5 Years  10 Years
                                            ------    -------  -------  --------
   Neuberger Berman Mid Cap Value Composite (10.53)%   4.31%    1.84%    11.14%
   Russell Midcap Value Index*.............  (9.65)%   3.29%    2.95%    11.06%
   Lipper Mid-Cap Value Funds Average*..... (13.76)%   2.59%    3.27%     9.86%

                                                  Year by Year Total Returns
                         --------------------------------------------------------------------------
                                            (for 1-year periods ended December 31)
                          1993   1994    1995   1996   1997    1998    1999    2000   2001     2002
                         -----  -----   -----  -----  -----  ------   -----   -----  -----   ------
Neuberger Berman Mid Cap
 Value Composite........ 16.44% (1.89)% 35.23% 28.08% 32.66% (10.66)%  8.04%  29.70% (2.20)% (10.53)%
Russell Midcap Value
 Index*................. 15.62% (2.13)% 34.93% 20.26% 34.37%   5.08%  (0.11)% 19.18%  2.33%   (9.65)%
Lipper Mid-Cap Value
 Funds Average*......... 15.81% (0.71)% 26.33% 22.13% 27.92%   1.89%  13.89%  16.66%  7.33%  (13.76)%

--------
* A description of this index is located at the end of this appendix.

Composite performance results were calculated, in all material respects, in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively for all periods. AIMR has not been involved with the preparation or review of this report. The performance of each of the Neuberger Berman Mid Cap Growth vs Russell and Neuberger Berman Mid Cap Value Composite reflects the deduction of all actual operating expenses of the underlying accounts in the composite.

OpCap Advisors

OpCap Advisors' Prior Performance for Similar Accounts.

The following tables reflect the performance of OpCap Advisors' "Large Cap Value Equity", "Managed Value", "Mid Cap Value Equity" and "Small Cap Value Equity" styles. As of December 31, 2002, the Large Cap Value Equity, Managed Value, Mid Cap Value Equity, and Small Cap Value Equity strategies consisted of 45, 2, 5 and 4 accounts, having total assets of $3.0 billion, $1.6 billion, $570.0 million, and $247.0 million, respectively.

OpCap Large Cap Value Equity Composite Performance

(comparison composite for Value Equity Fund)

                                              Average Annual Total Returns
                                           ----------------------------------
                                           (for periods ended December 31, 2002)
                                            1 Year    3 Years  5 Years  10 Years
                                           ------     -------  -------  --------
  Large Cap Value Equity Composite........ (28.65)%    (8.57)%  (1.35)%  9.01 %
  S&P 500 Index*.......................... (22.10)%   (14.55)%  (0.59)%  9.34 %

                                                        Year by Year Total Returns
                                 -----------------------------------------------------------------------
                                                  (for 1-year periods ended December 31)
                                  1993  1994   1995   1996   1997   1998   1999   2000     2001     2002
                                 -----  ----  -----  -----  -----  -----  -----  -----   ------   ------
Large Cap Value Equity Composite  9.33% 0.55% 41.72% 25.37% 26.89% 15.07%  5.20% 11.10%   (4.61)% (28.65)%
S&P 500 Index*.................. 10.08% 1.32% 37.58% 22.96% 33.36% 28.58% 21.04% (9.10)% (11.89)% (22.10)%

As of January 1, 1993, the performance shown represents a dollar weighted composite of returns after deducting expenses as explained below for all unrestricted employee benefit equity accounts under management with assets in excess of $5 million. As of January 1, 1997, the composite also included all unrestricted tax-exempt equity (excluding Taft-Hartley) accounts. As of June 30, 1999, Taft-Hartley equity accounts were added to the composite. As of December 31, 2002, the Large Cap Value Equity composite consisted of 45 separate accounts representing 46% of large cap equity tax-exempt accounts in excess of $5 million under management and $3.0 billion representing 51% of the total assets in tax-exempt separate accounts in the Large Cap Value Equity style.

OpCap Managed Value Composite Performance

(comparison composite for Value Managed Fund)

                                              Average Annual Total Returns
                                           ----------------------------------
                                           (for periods ended December 31, 2002)
                                            1 Year    3 Years  5 Years  10 Years
                                           ------     -------  -------  --------
  Managed Value Composite................. (17.39)%    (4.21)%  0.48 %   10.29 %
  S&P 500 Index*.......................... (22.10)%   (14.55)%  (0.59)%   9.34 %

--------
* A description of this index is located at the end of this appendix.

                                               Year by Year Total Returns
                        -----------------------------------------------------------------------
                                         (for 1-year periods ended December 31)
                         1993  1994   1995   1996   1997   1998   1999   2000     2001     2002
                        -----  ----  -----  -----  -----  -----  -----  -----   ------   ------
Managed Value Composite  9.55% 2.63% 45.01% 23.04% 21.88%  7.66%  5.55%  9.81%   (5.55)% (17.39)%
S&P 500 Index*......... 10.08% 1.32% 37.58% 22.96% 33.36% 28.58% 21.04% (9.10)% (11.89)% (22.10)%

As of January 1, 1991, the performance shown represents a dollar weighted composite of investment companies with assets in excess of $5 million. As of December 31, 2002, the Managed Value composite consisted of 2 investment companies totaling $1.6 billion.

OpCap Mid Cap Value Equity Composite Performance

(comparison composite for Value Mid Cap Fund)

                                          Average Annual Total Returns
                                  --------------------------------------------
                                      (for periods ended December 31, 2002)
                                                              Since Inception
                                   1 Year  3 Years  5 Years (December 31, 1994)
                                  ------   -------  ------- -------------------
Mid Cap Value Equity Composite...  (6.32)%   7.66%   9.49%         14.72%
S&P MidCap 400/Barra Value Index* (14.51)%  (0.05)%  6.41%         13.82%

                                                Year by Year Total Returns
                                  -----------------------------------------------------
                                          (for 1-year periods ended December 31)
                                   1995   1996   1997  1998   1999   2000  2001    2002
                                  -----  -----  -----  ----  -----  -----  ----  ------
Mid Cap Value Equity Composite... 26.15% 24.64% 19.60% 0.77% 23.93% 23.68% 6.75%  (6.32)%
S&P MidCap 400/Barra Value Index* 34.04% 19.34% 34.38% 4.67%  2.32% 27.85% 7.14% (14.51)%

As of January 1, 1995, the performance shown represents a dollar weighted composite of returns after deducting expenses as explained below for all unrestricted employee benefit equity accounts under management with assets in excess of $5 million. As of June 30, 1999, Taft-Hartley equity accounts were added to the composite. As of December 31, 2002, the Mid Cap Value composite consisted of 5 accounts totaling $570.0 million representing 51% of mid cap equity tax-exempt accounts and 42% of all Mid Cap Value equity accounts under management.

OpCap Small Cap Value Equity Composite Performance

(comparison composite for Value Small Cap Equity Fund)

                                          Average Annual Total Returns
                                       ----------------------------------
                                       (for periods ended December 31, 2002)
                                        1 Year    3 Years  5 Years  10 Years
                                       ------     -------  -------  --------
      Small Cap Value Equity Composite (20.94)%     7.82%    2.32%    8.87%
      Russell 2000 Value Index*....... (20.48)%    (7.54)%  (1.36)%   7.16%

                                                  Year by Year Total Returns
                          -------------------------------------------------------------------------
                                            (for 1-year periods ended December 31)
                           1993   1994    1995   1996   1997    1998    1999    2000   2001    2002
                          -----  -----   -----  -----  -----  ------   -----   -----  -----  ------
Small Cap Value Equity
 Composite............... 19.44%  0.66%  10.52% 22.73% 22.54% (11.25)% (1.89)% 44.13%  8.15% (20.94)%
Russell 2000 Value Index* 23.84% (1.55)% 25.75% 21.37% 31.78%  (6.45)% (1.49)% 22.83% 14.03% (20.48)%

--------
* A description of this index is located at the end of this appendix.

As of January 1, 1995 the performance shown represents a dollar-weighted composite of gross returns for all unrestricted tax-exempt Small Cap Value accounts under management with assets in excess of $5 million. As of December 31, 2002, the Small Cap Value composite was comprised of 4 accounts totaling $247.0 million representing 67% of small cap equity tax-exempt accounts and 44% of all small cap equity accounts under management.

The OpCap composite performance results were calculated, in all material respects, in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively applied for all periods. AIMR has not been involved with the preparation or review of this report. The performance of each of the OpCap Large Cap Value Equity Composite and the OpCap Mid Cap Value Equity Composite reflects the deduction of a fee of 0.50% which is an asset-weighted average operating expense ratio (after reimbursements and waivers) of the underlying accounts in each composite. The performance of the OpCap Managed Value Composite reflects the deduction of a fee of 1.28%, which is the historical, weighted average fee for this type of account. The performance of the OpCap Small Cap Value Equity Composite reflects the deduction of a fee of 0.90%, which is the highest fee charged by OpCap for management of this type of account. The fees used to calculate the performance of the Large Cap Value Equity Composite, Mid Cap Value Equity Composite, and Small Cap Value Equity Composite are less than the actual operating expense ratios of the corresponding Sun Capital funds. If the performance results of the composites were adjusted for the expenses of the Sun Capital funds, the performance would have been worse.

                      Wellington Management Company, LLP


Wellington Management's Prior Performance for Similar Accounts.

The following tables reflect the performance of Wellington Management's "U.S. Core Intersection" and "Mid Cap Opportunities" strategies. As of December 31, 2002, the U.S. Core Intersection and Mid Cap Opportunities strategies consisted of 6 and 13 accounts, having total assets of $930.2 million and $3.3 billion, respectively.

Wellington U.S. Intersection Composite Performance

(comparison composite for Investors Foundation Fund)

                                            Average Annual Total Returns
                                         ----------------------------------
                                         (for periods ended December 31, 2002)
                                          1 Year    3 Years  5 Years  10 Years
                                         ------     -------  -------  --------
    U.S. Core Intersection Composite.... (25.83)%   (14.56)%  (0.52)%   8.18%
    S&P 500 Index*...................... (22.10)%   (14.55)%  (0.59)%   9.34%
    Lipper Large-Cap Core Funds Average* (23.76)%   (15.50)%  (2.04)%   7.45%

                                               Year by Year Total Returns
                       -------------------------------------------------------------------------
                                         (for 1-year periods ended December 31)
                        1993   1994    1995   1996   1997   1998   1999   2000     2001     2002
                       -----  -----   -----  -----  -----  -----  -----  -----   ------   ------
U.S. Core Intersection
 Composite............  6.50% (0.58)% 36.71% 18.48% 31.45% 29.86% 20.26% (7.19)%  (9.39)% (25.83)%
S&P 500 Index*........ 10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04% (9.10)% (11.89)% (22.10)%
Lipper Large-Cap Core
 Fund's Average*...... 10.49% (0.69)% 31.95% 20.77% 28.01% 24.33% 19.72% (7.52)% (13.83)% (23.76)%

--------
* A description of this index is located at the end of this appendix.

            Wellington Mid Cap Opportunities Composite Performance
               (comparison composite for Blue Chip Mid Cap Fund)

                                             Average Annual Total Returns
                                             ---------------------------------
                                             (for periods ended December 31, 2002)
                                              1 Year        3 Years     5 Years
                                             ------         -------     -------
          Mid Cap Opportunities Composite... (15.67)%        (0.90)%     12.57%
          S&P MidCap 400 Index*............. (14.51)%        (0.05)%      6.41%
          Lipper Mid-Cap Core Funds Average* (18.38)%        (4.77)%      3.09%

                                        Year by Year Total Returns
                                       ------------------------------------   ------
                                       (for 1-year periods ended December 31)
                                        1998      1999      2000     2001       2002
                                        -----     -----     -----    -----    ------
    Mid Cap Opportunities Composite... 24.12%    49.88%    22.68%   (5.75)%   (15.67)%
    S&P MidCap 400 Index*............. 19.12%    14.72%    17.51%   (0.60)%   (14.51)%
    Lipper Mid-Cap Core Funds Average*  8.32%    28.04%    11.40%   (3.88)%   (18.38)%

--------
* A description of this index is located at the end of this appendix.

The Wellington Management composite performance results were calculated in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), retroactively applied for all periods. AIMR has not been involved with the preparation or review of this report. The performance of each of the Wellington U.S. Intersection Composite and the Wellington Mid Cap Opportunities Composite reflects the deduction of a fee of 2.15% and 2.24%, respectively, which is the highest actual operating expense ratio (after reimbursements and waivers) of any underlying account in each composite.

Description of Indices

The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of securities from the Lehman Brothers Government/Credit, Mortgage-Backed, Asset Backed and Commercial Mortgage-Backed securities indices.

The Lipper Financial Services Funds Average is a composite return of funds that invest primarily in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.

The Lipper Mid-Cap Core Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P MidCap 400 Index.

The Lipper Mid-Cap Growth Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

The Lipper Mid-Cap Value Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

The Lipper Large Cap Core Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. They typically have\ an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth figures relative to the S&P 500 Index.

The Lipper Large Cap Growth Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth figures relative to the S&P 500 Index.

The Lipper Large Cap Value Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. These funds typically have an below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth figures relative to the S&P 500 Index.

The Lipper Small Cap Growth Funds Average is a composite return of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average average price-to- earnings ratio, price-to-book ratio, and three-year sales-per-share growth figures relative to the S&P SmallCap 600 Index.

The Lipper Variable Annuity Underlying Growth and Income Funds Average is a composite return of funds that invest primarily in growth companies.

The Lipper Variable Annuity Underlying Mid Cap Funds Average is a composite return of funds that invest primarily in companies having market capitalizations less than $5 billion at the time of purchase.

The Lipper Variable Annuity Underlying Multi-Cap Value Funds Average is a composite return of funds that invest primarily in equity securities within a variety of market capitalization ranges without concentrating on 75% of this equity assets in any one market capitalization range over an extended period of time.

The Lipper Variable Annuity Underlying Real Estate Funds Average is a composite return of funds that invest primarily in equity securities of companies engaged in the real estate industry.

The Morgan Stanley REIT Index is a total-return index comprising the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

The Russell 1000 Index measures the performance of the largest 1000 U.S. incorporated companies.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Growth Index includes securities of companies in the Russell 2000 Index which have a greater than average growth orientation. The Russell 2000 Index includes the 2,000 companies with the smallest market capitalizations from the Russell 3000 Index, an index representing 98% of the investable U.S. equity market.

The Russell 2000 Index includes the 2,000 companies with the smallest market capitalizations from the Russell 3000 Index, an index representing 98% of the investable U.S. equity market.

The Russell 2000 Value Index measures the performance of those companies within the Russell 2000 Index, an index that includes the 2,000 companies with the smallest market capitalizations from the Russell 3000 Index, with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index represents 98% of the investable U.S. equity market.

The Russell Midcap Index measures the 800 smallest companies in the Russell 1000 Index.

The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P MidCap 400 Index is an unmanaged, weighted index of the stock performance of 400 industrial, transportation, utility and financial companies having medium size market capitalization.

The S&P MidCap 400/Barra Value Index is an unmanaged, weighted index of the stock performance of industrial, transportation, utility, and financial companies. The index represents the performance of 400 of these companies having medium size market capitalizations with low price-to-book ratios and low price-to-earnings ratios.

The S&P MidCap 400/Barra Growth Index is a benchmark for mid-cap growth stock performance. The Index consists of companies in the S&P 400 MidCap 400 Index, which is a market-value weighted index for mid-cap stock price movement.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

ADDITIONAL INFORMATION


   The statement of additional information (SAI) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds' investments is available in the Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at:

                               Sun Capital Advisers Trust
                               One Sun Life Executive Park
                               Wellesley Hills, MA 02481

                               Telephone: 1-800-432-1102 x1780

 Investment Adviser                              Administrator, Custodian

 Sun Capital Advisers, Inc.                      State Street Bank & Trust Company
 Independent Public Accountants                  Legal Counsel

 Deloitte & Touche LLP                           Hale and Dorr LLP

   You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request:

                       Securities and Exchange Commission
                       Public Reference Section
                       Washington, D.C. 20549-0102
                       e-mail: publicinfo@sec.gov

                       Telephone: 1-202-942-8090
                       Free from the EDGAR Database on the SEC's
                       Internet website: http://www.sec.gov

                          SUN CAPITAL ADVISERS TRUST

   Investment Company Act file no. 811-08879

                           Sun Capital Advisers Trust

                            Sun Capital All Cap Fund

                     Sun Capital Investment Grade Bond Fund

                          Sun Capital Money Market Fund

                          Sun Capital Real Estate Fund

                              SC Alger Growth Fund

                          SC Alger Income & Growth Fund

                       SC Alger Small Capitalization Fund

                             SC Davis Financial Fund

                           SC Davis Venture Value Fund

                     SC Neuberger Berman Mid Cap Growth Fund

                     SC Neuberger Berman Mid Cap Value Fund

                              SC Value Equity Fund

                              SC Value Managed Fund

                              SC Value Mid Cap Fund

                             SC Value Small Cap Fund

                            SC Blue Chip Mid Cap Fund

                          SC Investors Foundation Fund

                              SC Select Equity Fund

                     Initial Class and Service Class Shares
                       Statement of Additional Information

                                   May 1, 2003

                          (as revised February 1, 2004)


This statement of additional information (SAI) is not a prospectus. The funds' financial statements for the fiscal year ended December 31, 2002 and its unaudited financial statements as of June 30, 2003 are incorporated into this SAI by reference.

To obtain a free copy of the funds' Initial Class prospectus, dated May 1, 2003, or the funds' Service Class prospectus, dated February 1, 2004, or a copy of the most recent annual or semi-annual report to shareholders, please contact your agent or the funds at:

                           Sun Capital Advisers Trust
                           One Sun Life Executive Park
                           Wellesley Hills, MA 02481
                           Telephone: 1-800-432-1102 x1780

================================================================================

                                Table of Contents

================================================================================

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS..................................1

   Investment Strategies and Risks. ...........................................1

   Investment Restrictions. ..................................................23

THE FUNDS' MANAGEMENT.........................................................25

   Trustees and Officers. ....................................................25
   Trustee Compensation. .....................................................29
   The Investment Adviser. ...................................................31
   The Subadvisers. ..........................................................36
   Administrator. ............................................................40
   Transfer Agent. ...........................................................41
   Custodian. ................................................................41
   Independent Public Accountants. ...........................................41

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN...................................42

INFORMATION ABOUT THE TRUST'S HISTORY AND ORGANIZATION........................44

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES.......................47

TAXES.........................................................................49

BROKERAGE ALLOCATION..........................................................53

FINANCIAL STATEMENTS..........................................................57

APPENDIX A.....................................................................1

                                      -i-

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MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Strategies and Risks. Each fund's principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

.. Sun Capital All Cap Fund invests at least 80% of its net assets in equity securities of U.S. companies.

.. Sun Capital Investment Grade Bond Fund invests at least 80% of its net assets in investment grade bonds issued by U.S. and foreign companies, the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities, foreign governments, including those in emerging market countries, and multinational organizations such as the World Bank.

..  Sun Capital Money Market Fund invests exclusively in high quality U.S.
   dollar-denominated money market securities.

.. Sun Capital Real Estate Fund invests at least 80% of its net assets in REITs and other real estate companies.

.. SC Alger Growth Fund invests primarily in equity securities of U.S. large capitalization companies. Under normal conditions, the fund invests at least 65% of its net assets in equity securities.

.. SC Alger Income & Growth Fund invests primarily in dividend paying equity securities, such as common or preferred stocks, with an emphasis on those which the subadviser believes also offer opportunities for capital appreciation. Under normal conditions, the fund invests at least 65% of its net assets in equity securities, and may hold up to 35% of its total assets in cash and cash equivalents to take advantage of new opportunities for investment.

.. SC Alger Small Capitalization Fund invests primarily in the equity securities of U.S. small capitalization companies. Under normal conditions, the fund invests at least 80% of its net assets in equity securities of small capitalization companies.

.. SC Davis Financial Fund, under normal circumstances, invests at least 80% of its net assets plus any borrowing for investment purposes in securities issued by companies "principally engaged " in financial services.

.. SC Davis Venture Value Fund invests at least 80% of its net assets in equity securities of domestic companies with market capitalization of at least $10 billion.

.. SC Neuberger Berman Mid Cap Growth Fund invests primarily in equity securities of companies with market capitalizations within the range of capitalization levels of issuers in the Russell MidCap Index at the time of purchase. The fund may revise this definition based on market conditions.

.. SC Neuberger Berman Mid Cap Value Fund invests primarily in equity securities of companies with market capitalizations within the range of capitalization levels of issuers in the Russell MidCap Index at the time of purchase. The fund may revise this definition based on market conditions.

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..  SC Value Equity Fund invests in equity securities that the manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities.

.. SC Value Managed Fund primarily invests in a portfolio consisting of common stocks, fixed income securities and cash equivalents.

.. SC Value Mid Cap Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase.

.. SC Value Small Cap Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

.. SC Blue Chip Mid Cap Fund normally invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented in the S&P Mid Cap 400 Index.

.. SC Investors Foundation Fund invests at least 65% of its total assets in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the S&P 500(R) Index.

.. SC Select Equity Fund normally invests at least 80% of its net assets in common stocks and other equity securities of large capitalization U.S. companies.

Investment Grade Bond Fund, Real Estate Fund, Alger Small Capitalization Fund, Davis Financial Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Value Fund, Value Equity Fund, Value Mid Cap Fund, Value Small Cap Fund, Blue Chip Mid Cap Fund, and Select Equity Fund will each provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes as described in this section.

All funds (except Real Estate Fund and Select Equity Fund) are diversified mutual funds. This means that with respect to 75% of each fund's total assets, the fund may not invest more than 5% of its assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies. With respect to Money Market Fund, this means that the fund may not invest more than 5% of its assets in any one issuer except U.S. government securities and obligations of domestic banks.

Real Estate Fund and Select Equity Fund are not diversified and each may invest without regard to such limits. This means that the net asset value of Real Estate Fund and Select Equity Fund may be more volatile because each fund's portfolio may be invested in fewer securities and each fund may be more sensitive to events affecting the value of these securities. However, both Real Estate Fund and Select Equity Fund (and the other funds) must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (the Code), (see discussion under the caption, Taxes). Meeting these diversification tests may limit both Real Estate Fund's and Select Equity Fund's volatility risk.

Securities in which the funds may invest.

Common shares. (All funds except Investment Grade Bond Fund and Money Market
Fund) Common shares represent an equity (ownership) interest in a company or other entity. This ownership interest

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often gives a fund the right to vote on measures affecting the company's organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares. (All funds) Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Convertible securities. (All funds except Money Market Fund) Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock's price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights. (All funds except Money Market Fund) Warrants and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts. (All funds except Money Market Fund) REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, such as Real Estate Fund, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry. Although Real Estate Fund does not invest directly in real estate, it does invest primarily in real estate equity securities and does concentrate its investments in the real estate industry, and, therefore, an investment in the fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Each of the other funds that may invest in REITs may, to a lesser degree, be subject to these risks. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of

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

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properties; increases in competition, property taxes and operating expenses;
changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, if the fund has rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Investments by the fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed-income securities. (All funds) Bonds and other fixed-income instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund's fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund's fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund's reinvestment of unscheduled prepayments may be made at rates

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

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higher or lower than the rate payable on the original prepaid security thus affecting positively or negatively the return realized by the fund.

Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch IBCA and Duff & Phelps Credit Rating Co. (Duff) represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser, on behalf of a fund, to sell the securities.

Lower rated high yield fixed-income securities. (Investment Grade Bond Fund, Real Estate Fund, Davis Financial Fund, Davis Venture Value Fund and Value Managed Fund) Lower rated high yield fixed-income securities are those rated below Baa3 by Moody's, or below BBB- by S&P, FitchIBCA or Duff, or securities which are unrated and determined by the adviser to be of comparable quality. Investment Grade Bond Fund may invest in securities rated as low as B- by a rating agency, which may indicate that the obligations are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Davis Venture Value Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchaser would then cause 5% or more of the fund's net asset to be invested in such lower-rated securities. Davis Financial Fund generally restricts its investment in high yield, high risk debt securities to 5% of the Fund's net assets or less. See the Appendix attached to this SAI for a description of the characteristics of the categories. A fund may invest in eligible unrated securities which, in the opinion of the adviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund's assets. The reduced availability of reliable, objective data may increase a fund's reliance on management's judgment in valuing the high yield bonds. To the extent that a fund invests in these securities, the achievement of the fund's objective will depend more on the adviser's judgment and analysis than it otherwise would. In addition, high yield securities in a fund's portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

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Credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to credit risk to a greater extent than higher quality, lower yielding bonds.

Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund's net asset value.

Call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

U.S. government securities. (All funds) U.S. government securities include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (GNMA)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)), or (d) only the credit of the agency and a perceived "moral obligation" of the U.S. government. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Mortgage-backed securities. (All Cap Fund, Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund and Value Managed Fund) Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, the fund may fail to recover the full amount of its investment in

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mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

The fund's investments in mortgage-backed securities may include conventional mortgage pass through securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Real Estate Fund and Investment Grade Bond Fund may invest in the most junior class of CMO's (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. (Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund and Value Managed Fund) The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. (Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund) Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private

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originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Asset-backed securities. (Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund and Value Managed Fund) Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser determines that the security is consistent with the fund's investment objective and policies.

Structured securities. (Investment Grade Bond Fund and Real Estate Fund) Structured securities include notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the Reference) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In

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addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Pay-in-kind, delayed payment and zero coupon bonds. (Investment Grade Bond Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which is required to be distributed to shareholders. The fund's investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes. (Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund) Some notes a fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a fund's credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund's credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund's limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign securities. (All funds) Each fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (foreign issuers). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. (All funds except Money Market Fund) American Depository Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between this information and the market value of the unsponsored ADR. European Depository Receipts (EDRs) and International Depository Receipts

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(IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depository Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady bonds. (Investment Grade Bond Fund) Brady bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
P. Brady. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the International Bank for Reconstruction and Development (the World Bank) and the debtor nation's reserves. Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign debt obligations. (Investment Grade Bond Fund, Money Market Fund and Real Estate Fund) Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Obligations of supranational entities. (Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund) Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity.

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Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than the risks of domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund's foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer's securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund's shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

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Bank and corporate obligations. (All funds) Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers' acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase agreements. (All funds) In a repurchase agreement, a fund would buy a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund's 15% limit (10% for Money Market Fund) on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund's custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities while the fund is trying to enforce its rights to the collateral, possible below normal levels of income, decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights.

Reverse repurchase agreements. (All funds except Money Market Fund) A fund may also enter into reverse repurchase agreements, which involve the sale of U.S. government securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest," which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund's total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund's total assets.

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Mortgage "dollar roll" transactions. (Investment Grade Bond Fund) The fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers. Under a dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a fund's borrowings and other senior securities. For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Restricted securities. (All funds) A fund may purchase securities that are not registered (restricted securities) under the Securities Act of 1933 (1933 Act), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets (10% for Money Market Fund) in illiquid investments. The trustees may adopt guidelines and delegate to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser or subadviser determines, based upon a continuing review of the trading markets for specific
Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit (10% for Money Market Fund) on illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies. (All funds) Each fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. With certain exceptions, the 1940 Act: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate.

Financial services sector. During normal market conditions Davis Financial Fund invests a significant portion of its assets in obligations of domestic and foreign companies in the financial services sector. Companies in this sector include U.S. and foreign commercial and industrial banking and savings institutions (including their parent holding companies), commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies (including multi-line, property, casualty and life insurance companies) and insurance holding companies. As a result of these investments, the Davis Financial Fund's portfolio is particularly vulnerable to events affecting those sectors, including the risks associated with regulatory developments in or related to such industries.

Banking industry. Commercial banks (including "money center," regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

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Broadening bank powers, including the ability to engage in multi-state operations while permitting diversification of operations, also could expose banks to well-established competitors in new areas of operations. The broadening of regional and national interstate powers and the aggressive expansion of larger publicly held foreign banks may result in increased competition and a decline in the number of publicly traded regional banks.

Financial services industry. Many of the investment considerations discussed in connection with banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings), and failures of reinsurance carriers.

Other considerations. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer.

Exchange-traded funds. (All funds except Money Market Fund) A fund may invest in exchange-traded funds. Exchange-traded funds are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that hold portfolios of common stocks which track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international. Broad-based exchange-traded funds track a broad group of stocks from different industries and market sectors. HOLDRS (HOLding company Depositary ReceiptS) are securities that represent an investor's ownership in the common stock of specified companies in a particular industry, sector or group. International exchange-traded funds track a group of stocks from a specific country.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. ETF shareholders are subject to the same risks as holders of diversified stock portfolios. ETFs are subject to certain risks, including (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Certain funds may invest in Standard & Poor's Depositary Receipt Shares (SPDRs). SPDRs are shares of a publicly-traded unit investment trust that owns the stocks in the S&P 500 Index in approximately the same proportions as represented in the S&P 500 Index. SPDRs trade on the American Stock Exchange (AMEX) at approximately 0.1 (or 1/10) of the value of the S&P 500 Index. Because of the structural features of SPDRs, the adviser believes that the movement of SPDRs share prices should closely track the movement of the S&P 500 Index. The SPDRs program bears the operational expenses, which are deducted from the dividends paid to SPDRs investors. To the extent that a fund invests in SPDRs, the

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fund must bear these expenses in addition to the expenses of its own operation.
In addition, the issuer of SPDRs is not obligated to redeem SPDRs representing more than 1% of the issuer's total outstanding securities during any period of less than 30 days.

Forward commitment and when-issued securities. (All funds) "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund's losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices. (All funds except Money Market
Fund) A fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by (i) segregating cash or liquid securities with a value at least equal to a fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A fund may cover call options on a

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securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund's portfolio securities.

A fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen

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circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts. (All funds except Money Market Fund) To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. These futures contracts may include contracts

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for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities.

If, in the opinion of the adviser, there is a sufficient degree of correlation between price trends for a fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund's portfolio may be more or less volatile than prices of these futures contracts, the adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund's assets. By writing a call option, a fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or futures contracts will be purchased to protect the

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fund against an increase in the price of securities it intends to purchase. The adviser will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, a fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Foreign currency transactions. (All funds except Money Market Fund) A fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related

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foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser.

If a fund purchases a forward contract or sells a forward contract for non-hedging purposes, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. The segregated assets will be valued at market daily and if the value of the segregated securities declines, additional cash or securities will be segregated so that the value of the account will be equal to the amount of the fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

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The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars. (Investment Grade Bond Fund, Real Estate Fund, Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization
Fund) As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the

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notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will maintain in a segregated account, cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Temporary investments. (All funds except Money Market Fund) For temporary and defensive purposes, a fund may invest up to 100% of its total assets in investment grade short-term fixed-income securities, including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating rate notes, and repurchase agreements. A fund may also hold significant amounts of its assets in cash. Money Market Fund will not take a defensive position because it invests exclusively in investment grade money market securities.

Lending of securities. (All funds except Money Market Fund) A fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover. (All funds except Money Market Fund) Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder's return.

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Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1. Invest 25% or more of its total assets in securities of issuers in any one industry, except that Real Estate Fund invests 25% or more of its total assets in the real estate group of industries. The United States government, its agencies or instrumentalities are not considered industries for purposes of this restriction.

2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3. Make loans of securities to other persons, except loans of securities not exceeding one-third of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

5. Purchase, sell or invest in real estate, but each fund subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of such securities.

6. Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions, as permitted by the fund's prospectus and this statement of additional information.

7. Make investments that are inconsistent with the status of each fund (except Real Estate Fund and Select Equity Fund) as diversified funds.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund, with the exception of Money Market Fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1. (a) Investment Grade Bond Fund, Davis Financial Fund, Davis Venture Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Value Fund, Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, Value Small Cap Fund, Blue Chip Mid Cap Fund and Investors Foundation Fund. With respect to 75% of the fund's assets, invest more than 5% of the fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1)

================================================================================

================================================================================

securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

    (b) Money Market Fund Only. Except with respect to investments in obligations of (a) the U.S. government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result
(i) more than 5% of its assets would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry.

2. Invest more than 15% (10% for Money Market Fund) of its net assets (taken at market value at the time of purchase) in illiquid securities.

3.  Make investments for the purpose of exercising control or management.

4.  Invest in other investment companies except as permitted under the 1940 Act.

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

================================================================================

THE FUNDS' MANAGEMENT

Trustees and Officers Each fund's business is managed by the trustees. The trustees elect each fund's officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds' trustees and officers are also directors and officers of the adviser and Sun Life Assurance Company of Canada (U.S.) or Sun Life Assurance Company of Canada, each of which is a wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"). During the fiscal year ended December 31, 2003, the board of trustees held ____ meetings. Each trustee attended [100%] of the meetings.

The table below provides more information about the funds' trustees and officers.

------------------------------------------------------------------------------------------------------------------------------------
                                     Term of                                       Number of
                                    Office and                                   Portfolios in
                                    Length of                                     Fund Complex
     Name, Address, Age and            Time         Principal occupation(s)       Overseen by      Other Trusteeships/Directorships
   Position(s) with the Trust        Served/1/        during past 5 years          Trustee                  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Graham E. Jones                       Since       Senior Vice President, BGK          18         Trustee, Weiss, Peck & Greer Funds
330 Garfield Street                October 1998   Properties, Inc. (real                         (8 mutual funds) since 1985,
Santa Fe, NM  87501                               estate), since 1994.                           Trustee, Scudder Funds (New York)
Age: 71                                                                                          Board (65 mutual funds) since 1993
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Paddock                    Since       Managing Director, Empire           18
350 Fifth Street, Suite 5513       October 1998   Valuation Consultants,
New York, NY  10118                               Inc., since 1996. President,
Age: 68                                           AC Paddock &  Associates
Trustee                                           (consulting), since 1996.
------------------------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.                Since       Pension and savings trust           18         Trustee, Scudder Funds (New York)
6220 Sprint Parkway                October 1998   officer, Sprint Corp., since                   Board (65 mutual funds) since 1993
Overland Park, KS  66251                          1989.
Age: 57
Trustee
------------------------------------------------------------------------------------------------------------------------------------

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

================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                     Term of                                       Number of       Other Trusteeships/Directorships
                                    Office and                                   Portfolios in              Held by Trustee
                                    Length of                                     Fund Complex
     Name, Address, Age and            Time         Principal occupation(s)       Overseen by
   Position(s) with the Trust        Served/1/        during past 5 years          Trustee
------------------------------------------------------------------------------------------------------------------------------------
C. James Prieur*                      Since       President and Chief                 18         Director, McLean Budden Limited
150 King Street West 6/th/ Floor    July 1998     Operating Officer, Sun Life                    since 2000, Director, Sun Life of
Toronto, Ontario M5H 1J9                          Assurance Company of Canada.                   Canada U.K. Holdings PLC since
Age: 52                                           Chairman, since 1998, and                      2000, Director, Sun Life Assurance
Chairman, Executive Vice                          Director, Sun Capital                          Company of Canada (UK) Limited
President and Trustee                             Advisers, Inc. since 1992.                     since 1997, Director, Sun Life
                                                  Associated with Sun Life                       Assurance Company of Canada (U.S.)
                                                  Financial since 1979.                          since 1997, Director, Sun Life
                                                                                                 Assurance Company of Canada - U.S.
                                                                                                 Operations Holdings, Inc. since
                                                                                                 1997, Director, Sun Life of Canada
                                                                                                 (U.S.) Financial Services Holdings,
                                                                                                 Inc. since 1997, Director, Sun Life
                                                                                                 of Canada (U.S.) Holdings, Inc.
                                                                                                 since 1999, Director, Sun Life
                                                                                                 (India) AMC Investments Inc. since
                                                                                                 1999, Director, Sun Life (India)
                                                                                                 Distribution Investments Inc. since
                                                                                                 1999, Director, Sun Life (India)
                                                                                                 Securities Investments Inc. since
                                                                                                 1998, Director, Sun Life
                                                                                                 Information Services Ireland
                                                                                                 Limited since 1998, Director, Sun
                                                                                                 Life Insurance and Annuity Company
                                                                                                 of New York since 1999, Trustee,
                                                                                                 Massachusetts Financial Services
                                                                                                 Company Compass since 2000,
                                                                                                 Director, Sun Life Financial
                                                                                                 (Japan), Inc. since 2000, Director,
                                                                                                 Keyport Life Insurance Company
                                                                                                 since 2001, Director, Clarica U.S.
                                                                                                 Inc. since 2002, Director, Sun Life
                                                                                                 Financial (Bermuda) Holdings, Inc.
                                                                                                 since 2002, Director, Sun Life
                                                                                                 Assurance Company of Canada since
                                                                                                 2002, Director, Sun Life Financial
                                                                                                 Services of Canada Inc. since 2002,
                                                                                                 Director, Newton Wellesley Hospital
                                                                                                 since 1999, Director, Canadian
                                                                                                 Opera Company since 1999, Director,
                                                                                                 LIMRA International since 2001
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                     Term of                                       Number of       Other Trusteeships/Directorships
                                    Office and                                   Portfolios in              Held by Trustee
                                    Length of                                     Fund Complex
     Name, Address, Age and            Time         Principal occupation(s)       Overseen by
   Position(s) with the Trust        Served/1/        during past 5 years          Trustee
------------------------------------------------------------------------------------------------------------------------------------
James M.A. Anderson*                  Since       Vice President, Investments,        18         Director, Sun Benefit Services
One Sun Life Executive Park        October 1998   Sun Life Assurance Company                     Company, Inc. since 1998, Director,
Wellesley Hills, MA 02481                         of Canada (U.S.). Chief                        Clarendon Insurance Agency Inc.
Age: 54                                           Investment Officer since                       since 1998, Director, Sun Life of
President, Chief Executive                        2000, and President and                        Canada (U.S.) Holdings, Inc. since
Officer and Trustee                               Director, Sun Capital                          1997, Director, Sun Life Assurance
                                                  Advisers, Inc., since 1998.                    Company of Canada (U.S.) Operations
                                                  Associated with Sun Life                       Holdings, Inc. since 1997,
                                                  Financial since 1970.                          Director, Sun Life of Canada (U.S.)
                                                                                                 Holdings General Partner, Inc.
                                                                                                 since 1998, Director, Sun Canada
                                                                                                 Financial Co. since 1997, Director,
                                                                                                 Sunesco Insurance Agency, Inc.
                                                                                                 since 1999, Director, Sun Life
                                                                                                 Financial (Japan), Inc. since 2000,
                                                                                                 Director, Sun Life Financial (U.S.)
                                                                                                 Finance, Inc. since 2001, Director,
                                                                                                 Sun Life Financial (Bermuda)
                                                                                                 Holdings, Inc. since 2002,
                                                                                                 Director, Sun Life Financial (U.S.)
------------------------------------------------------------------------------------------------------------------------------------
James F. Alban*                       Since       Assistant Vice President,           N/A                        N/A
One Sun Life Executive Park        October 1998   Sun Life Assurance Company
Wellesley Hills, MA 02481                         of Canada (U.S.). Senior
Age: 42                              Serves at    Vice President and Chief
Chief Financial Officer and            the        Financial Officer, Sun
Treasurer                           discretion    Capital Advisers, Inc.
                                      of the      since 2000. Assistant Vice
                                     Trustees     President, Sun Capital
                                                  Advisers, Inc., 1998-2000.
                                                  Associated with Sun Life
                                                  Financial since 1998. Prior
                                                  to that, Audit Senior
                                                  Manager,
                                                  PricewaterhouseCoopers LLP.
------------------------------------------------------------------------------------------------------------------------------------
Richard Gordon, CFA*                  Since       Vice President, U.S. Public         N/A                        N/A
One Sun Life Executive Park        October 1998   Bonds, Sun Life Assurance
Wellesley Hills, MA 02481                         Company of Canada (U.S.).
Age: 58                              Serves at    Senior Vice President, Sun
Vice President                         the        Capital Advisers, Inc.
                                    discretion    since 2000.  Vice
                                      of the      president, Sun Capital
                                     Trustees     Advisers, Inc., 1992-2000.
                                                  Associated with Sun Life
                                                  Financial since 1968.
------------------------------------------------------------------------------------------------------------------------------------
John W. Donovan*                      Since       Assistant Vice President,           N/A                        N/A
One Sun Life Executive Park         August 2002   Sun Life Assurance Company
Wellesley Hills, MA 02481                         of Canada (U.S.). Senior
Age: 38                              Serves at    Vice President, Sun Capital
Vice President                         the        Advisers, Inc. since 2003.
                                    discretion    Associated with Sun Life
                                      of the      Financial since 2001.
                                     Trustees     Prior to that, Vice
                                                  President and Senior Bond
                                                  Trader at Back Bay Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Evan S. Moskovit*                     Since       Assistant Vice President,           N/A                        N/A
One Sun Life Executive Park        August 2002    Sun Life Assurance Company
Wellesley Hills, MA  02481                        of Canada (U.S.). Senior
Age: 38                              Serves at    Vice President, Sun Capital
Vice President                         the        Advisers, Inc. since 2002.
                                    discretion    Associated with Sun Life
                                      of the      Financial since 1989.
                                     Trustees
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                     Term of                                       Number of
                                    Office and                                   Portfolios in
                                    Length of                                     Fund Complex
     Name, Address, Age and            Time         Principal occupation(s)       Overseen by      Other Trusteeships/Directorships
   Position(s) with the Trust        Served/1/        during past 5 years          Trustee                  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas V. Pedulla*                    Since       Vice President, Real Estate,        N/A                        N/A
One Sun Life Executive Park          February,    Sun Life Assurance Company
Wellesley Hills, MA 02481              2003       of Canada (U.S.). Senior
Age: 37                                           Vice President, Sun Capital
Vice President                       Serves at    Advisers, Inc. since 2000.
                                        the       Associated with Sun Life
                                    discretion    Financial since 1991.
                                      of the
                                     Trustees
------------------------------------------------------------------------------------------------------------------------------------
Leo D. Saraceno*                      Since       Assistant Vice President,           N/A                        N/A
One Sun Life Executive Park          November,    Equities, Sun Life Assurance
Wellesley Hills, MA 02481              2001       Company of Canada (U.S.).
Age: 41                                           Senior Vice President, Sun
Vice President                      Serves at     Capital Advisers, Inc.
                                       the        since 2001. Associated with
                                    discretion    Sun Life Financial since
                                      of the      1986.
                                     Trustees
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Savage*                    Since       Assistant Vice President,           N/A                        N/A
One Sun Life Executive Park         August 2002   Sun Life Assurance Company
Wellesley Hills, MA 02481                         of Canada (U.S.). Senior
Age: 38                              Serves at    Vice President of Sun
Vice President                         the        Capital Advisers, Inc.
                                    discretion    since 2003. Associated with
                                      of the      Sun Life Financial since
                                     Trustees     1993.
------------------------------------------------------------------------------------------------------------------------------------
Maura A. Murphy, Esq.*                Since       Senior Counsel, Sun Life            N/A                        N/A
One Sun Life Executive Park        October 1998   Assurance Company of Canada
Wellesley Hills, MA 02481                         (U.S.). Senior Vice
Age: 43                             Serves at     President and Chief Counsel,
Secretary                              the        since 2000, and Secretary
                                    discretion    since 1998, Sun Capital
                                      of the      Advisers, Inc. Associated
                                     Trustees     with Sun Life Financial
                                                  since 1998. Prior to that,
                                                  Counsel, New England Life
                                                  Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

<F1>
* An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act as a result of such person's employment with Sun Capital or its affiliates.
<F2>
/1/ A Trustee serves until his successor is elected or the trust terminates; except that: (a) any trustee may resign by delivering to the other trustees or to any trust officer a written resignation, (b) any trustee may be removed with or without cause by a written instrument signed by at least a majority of the then trustees, specifying the effective date of removal, (c) any trustee who requests to be retired, or who is declared bankrupt or has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other trustees, specifying the effective date of retirement, (d) the mandatory retirement age for any trustee that is not an interested person of the trust shall be 72 years of age and the effective date of such mandatory retirement shall be December 31 of the calendar year during which such trustee turned 72 years of age, and (e) any trustee may be removed by at least a two-thirds vote of the outstanding shares of shareholders at any meeting of the shareholders.


The board of trustees has established a Committee of Independent Trustees, consisting of three members, including a Chairman of the Committee. The members of the Committee of Independent Trustees are Messrs. William N. Searcy, Jr. (Chairman), Graham E. Jones, and Anthony C. Paddock (the "Independent Trustees"). The functions performed by the Committee of Independent Trustees are to oversee the integrity of the trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Committee of Independent Trustees also monitors the independence and performance of the trust's independent auditors and provides an open avenue of communication among the independent auditors, trust management and the board of trustees. The Committee of Independent Trustees held ____ meetings during the fiscal year ended December 31, 2003.

================================================================================

================================================================================

The board of trustees has also established a Valuation Committee consisting of five members, including all of the Independent Trustees. The Valuation Committee members are Messrs. James M. A. Anderson, Graham E. Jones, William N. Searcy, Jr., Anthony C. Paddock, and C. James Prieur. The function of the Valuation Committee is to determine the value of securities held by the funds in instances where market quotations are not available or are considered unreliable. The Valuation Committee held ____ meetings during the fiscal year ended December 31, 2003.


The board of trustees has also established a Dividend Committee consisting of three members. The Dividend Committee members are James F. Alban, James M.A. Anderson and Richard Gordon. The function of the Dividend Committee is to declare dividends necessary to meet federal income and excise tax requirements. The Dividend Committee held ____ meetings during the fiscal year ended December 31, 2003.


The funds sell their shares exclusively to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. As a result, it should be noted that shares of the funds cannot be purchased directly by individual investors. Set forth in the table below is the dollar range of equity securities held in the funds and the aggregate dollar range of securities in the fund complex beneficially owned by each trustee as of December 31, 2003.

-------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                                                       Equity Securities in All
                                     Dollar Range       Registered Investment
                                      of Equity         Companies Overseen by
                          Name of     Securities         Trustee in Family of
 Name of Trustee           Fund      in the Fund         Investment Companies
-------------------------------------------------------------------------------
Graham E. Jones               N/A            None                          None
-------------------------------------------------------------------------------
Anthony C. Paddock            N/A            None                          None
-------------------------------------------------------------------------------
William N. Searcy, Jr.        N/A            None                          None
-------------------------------------------------------------------------------
James M.A. Anderson*          N/A            None                          None
-------------------------------------------------------------------------------
C. James Prieur*              N/A            None                          None
-------------------------------------------------------------------------------

* An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

As of _____________, the trustees and officers of Sun Capital Advisers Trust as a group owned none of the outstanding shares of beneficial interest in each of the funds.


Trustee Compensation. The trust pays the trustees who are not interested persons of the trust or the adviser for their service as trustees. The trustees who are not affiliated as an officer or employee of the adviser or any of its affiliates each receive from the trust an annual fee of $14,000, a $1,500 fee for each trustees meeting attended, a $1,500 fee for each Committee meeting attended, plus reimbursement for out-of-pocket expenses incurred in attending such meetings. The Chairman of the Committee of Independent Trustees receives from the trust an annual retainer of $1,000 for services as Chairman. The following table sets forth the total fees which were paid to the trustees as of the funds' fiscal year ended December 31, 2003. The trustees who are officers or employees of Sun Life Assurance Company of Canada or the adviser are not paid by the trust for their service as trustees.

================================================================================

================================================================================

-----------------------------------------------------------------------------------------------
                                           Pension or                             Total
                          Aggregate        Retirement                             Compensation
Name of                   Compensation     Benefits Accrued    Estimated Annual   from the
Independent               Received From    (As Part of         Benefits Upon      Trust and
Trustee                   the Trust        Funds' Expenses)    Retirement         Fund Complex
Graham E. Jones           $       23,000                   0                  0   $      23,000
-----------------------------------------------------------------------------------------------
Anthony C. Paddock                23,000                   0                  0          23,000
-----------------------------------------------------------------------------------------------
William N. Searcy, Jr.            24,000                   0                  0          23,000
-----------------------------------------------------------------------------------------------

Material Relationships of the Independent Trustees. For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser, any subadviser or any of their affiliates acts as investment adviser. For example, the related funds include all of the funds of Sun Capital Advisers Trust.

As of December 31, 2003, none of the independent trustees, nor any of the members of their immediate family, beneficially own any securities issued by the adviser, any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years of 2002 and 2003, none of the independent trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the adviser or any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years 2002 and 2003, none of the independent trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"):
(i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser or any subadviser; (vi) any affiliate of the adviser or any subadviser; or (vii) an officer of any such affiliate.

During the calendar years 2002 and 2003, none of the independent trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the trust's trustees or officers has any arrangement with any other person pursuant to which the trustee or officer serve in that capacity. During the calendar years 2002 and 2003, none of the independent trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the trust, (ii) an officer of the trust, (iii) a related fund, (iv) an officer of any related fund, (v) Sun Capital Advisers, Inc., or (vi) any other entity in a control relationship to the trust.

Factors Considered by the Independent Trustees in Approving the Investment Advisory Agreement. The 1940 Act requires that each investment advisory agreement between the adviser and the trust on behalf of each fund and each investment subadvisory agreement among the adviser, each subadviser and the trust on behalf of each subadvised fund be approved annually both by the board of trustees and also by a majority of the independent trustees voting separately. The investment advisory

================================================================================

================================================================================

and investment subadvisory agreements are referred to individually as an "investment advisory agreement" and collectively as the "investment advisory agreements"

The independent trustees determined that the terms of each investment advisory agreement are fair and reasonable and approved the investment advisory agreement as being in the best interests of each fund. The independent trustees believe that the current investment advisory agreement enables the fund to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the trust and its shareholders. In making such determinations, the independent trustees met independently from the interested trustees of the trust and any officers of the adviser or the subadviser and its affiliates. The independent trustees also relied upon the assistance of counsel to the trust.

In evaluating each investment advisory agreement, the independent trustees reviewed materials furnished by the adviser or the relevant subadviser, including information regarding the adviser or the relevant subadviser, its affiliates and personnel, operations and financial condition. The independent trustees discussed with representatives of the adviser or the relevant subadviser the operations of the trust and the capabilities of the adviser or the relevant subadviser to provide advisory and other services to the trust. Among other information, the independent trustees reviewed information regarding: (i) the investment performance of each fund, (ii) the fees charged by the adviser or the relevant subadviser for investment advisory services, (iii) the projected total operating expenses of each fund, (iv) the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers, (v) the experience of the investment advisory and other personnel providing services to the fund and the historical quality of the services provided by the Adviser or the relevant subadviser, and (vi) the profitability of the Adviser of managing each fund.

The independent trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the adviser or the relevant subadviser, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of each fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the funds since commencement of operations to comparable investment companies and unmanaged indices; and (4) other factors that the independent trustees deemed relevant. The independent trustees deemed each of these factors to be relevant to their consideration of each investment advisory agreement.

The Investment Adviser. Sun Capital Advisers, Inc., the funds' investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), which is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, with common shares listed on the Toronto, New York, and Philippine stock exchanges. Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, Asia and South America.

The adviser is a Delaware corporation and a registered investment adviser. Each fund will offer its shares to separate accounts that are funding vehicles for variable contracts offered by Sun Life (U.S.) and its affiliates and other insurance companies. It is also expected that the adviser, through certain asset allocation programs offered to holders of variable contracts offered by Sun Life (U.S.) and its affiliates, will have discretion to allocate assets to the funds.

================================================================================

================================================================================

Terms of Advisory Agreements. Each fund has entered into an investment advisory agreement with the adviser which was approved by the fund's trustees. Under the terms of each advisory agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund's operations, except those which are delegated to a custodian, transfer agent or other agent. In the case of Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund, the adviser has selected Fred Alger Management, Inc. to serve as subadviser to perform its investment management duties. In the case of Davis Financial Fund and Davis Venture Value Fund, the adviser has engaged Davis Advisors to serve as subadviser to perform its investment management duties. In the case of Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund, the adviser has engaged Neuberger Berman Management, Inc. to serve as subadviser to perform its investment management duties. In the case of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund, the adviser has engaged OpCap Advisors to serve as subadviser to perform its investment management duties. In the case of the Blue Chip Mid Cap Fund, Investors Foundation Fund and Select Equity Fund, the adviser has engaged Wellington Management Company, LLP to serve as subadviser to perform its investment management duties. The adviser may enter into agreements with Sun Life Assurance Company of Canada (U.S.) to utilize the resources and personnel of the company.

Each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to,
(i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the adviser, or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust; (iv) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders' and trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the trust and the trustees; (ix) if applicable, any distribution fees paid by the trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the trust who are not affiliated with or interested persons of the adviser or the trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each of the following funds pays a fee monthly to the adviser for its advisory services based on a stated percentage of its average daily net assets as follows:

-----------------------------------------------------------
Fund                          Asset Level             Fee
-----------------------------------------------------------
All Cap Fund                  All                      0.70%
-----------------------------------------------------------
-----------------------------------------------------------
Investment Grade Bond Fund    All                      0.60%
-----------------------------------------------------------
-----------------------------------------------------------
Money Market Fund             All                      0.50%
-----------------------------------------------------------
-----------------------------------------------------------

================================================================================

================================================================================

-----------------------------------------------------------
Fund                          Asset Level             Fee
-----------------------------------------------------------
Real Estate Fund              All                      0.95%
-----------------------------------------------------------
-----------------------------------------------------------
Alger Growth Fund             All                      0.75%
-----------------------------------------------------------
-----------------------------------------------------------
Alger Income & Growth Fund    All                     0.625%
-----------------------------------------------------------
-----------------------------------------------------------
Alger Small Capitalization
Fund                          All                      0.85%
-----------------------------------------------------------
-----------------------------------------------------------
Davis Financial Fund and      $0 to $500 million       0.75%
Davis Venture Value Fund      above $500 million       0.70%
-----------------------------------------------------------
-----------------------------------------------------------
Neuberger Berman Mid Cap
 Growth Fund and Neuberger    $0 to $750 million       0.95%
 Berman Mid Cap Value Fund    above $750 million       0.90%
-----------------------------------------------------------
-----------------------------------------------------------
Value Equity Fund             $0 to $400 million       0.80%
Value Managed Fund            $400 million to $800     0.75%
                              million
Value Mid Cap Fund and        above $800 million       0.70%
Value Small Cap Fund
-----------------------------------------------------------
-----------------------------------------------------------
Blue Chip Mid Cap Fund        $0 to $300 million       0.80%
                              above $300 million       0.75%
-----------------------------------------------------------
-----------------------------------------------------------
Investors Foundation Fund and $0 to $300 million       0.75%
Select Equity Fund            above $300 million       0.70%
-----------------------------------------------------------

The following table shows the total advisory fee each fund paid to the adviser for the past three fiscal years.

-------------------------------------------------------------------------------
                                   Fiscal Year     Fiscal Year     Fiscal Year
                                      Ended           Ended           Ended
                                   December 31,    December 31,    December 31,
Fund                                  2002            2001            2000
-------------------------------------------------------------------------------
All Cap Fund/1/                    $          0             N/A             N/A
-------------------------------------------------------------------------------
Investment Grade Bond Fund              533,119    $    232,977    $     11,580
-------------------------------------------------------------------------------
Money Market Fund                       651,621         353,315               0
-------------------------------------------------------------------------------
Real Estate Fund                        273,638         119,717               0
-------------------------------------------------------------------------------
Alger Growth Fund/2/                          0             N/A             N/A
-------------------------------------------------------------------------------
Alger Income & Growth Fund/2/                 0             N/A             N/A
-------------------------------------------------------------------------------
Alger Small Capitalization
 Fund/2/                                      0             N/A             N/A
-------------------------------------------------------------------------------
Davis Financial Fund/3/                       0               0               0
-------------------------------------------------------------------------------
Davis Venture Value Fund/3/             146,806         122,631               0
-------------------------------------------------------------------------------
Neuberger Berman Mid Cap Growth
Fund/4/                                       0               0             N/A
-------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value
 Fund/4/                                      0               0             N/A
-------------------------------------------------------------------------------
Value Equity Fund/3/                          0               0               0
-------------------------------------------------------------------------------
Value Managed Fund/3/                         0               0               0
-------------------------------------------------------------------------------
Value Mid Cap Fund/3/                    15,276          19,407               0
-------------------------------------------------------------------------------
Value Small Cap Fund/3/                 140,948               0               0
-------------------------------------------------------------------------------

================================================================================

================================================================================

-------------------------------------------------------------------------------
                                   Fiscal Year     Fiscal Year     Fiscal Year
                                      Ended           Ended           Ended
                                   December 31,    December 31,    December 31,
Fund                                   2002            2001            2000
-------------------------------------------------------------------------------
Blue Chip Mid Cap Fund                  340,469         272,198               0
-------------------------------------------------------------------------------
Investors Foundation Fund                     0               0               0
-------------------------------------------------------------------------------
Select Equity Fund                            0          34,546               0
-------------------------------------------------------------------------------

/1/ Inception date of the fund is May 1, 2002.
/2/ Inception date of the fund is April 1, 2002.
/3/ Inception date of the fund is July 17, 2000.
/4/ Inception date of the fund is May 1, 2001

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The adviser has contractually agreed to limit its advisory fees and to reimburse each fund's non-management expenses until at least May 1, 2004. Each fund's total operating expenses will be capped on an annual basis to the percentage of the fund's average daily net assets set forth below. To the extent that a fund's total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

The adviser may further contractually limit its management fee and reimburse the nonmanagement expenses of Alger Growth Fund, Alger Income & Growth Fund, Alger Small Capitalization Fund (collectively, the "Alger Funds"), Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, and Value Small Cap Fund (collectively, the "OpCap Funds") if the following occurs. The adviser's parent, Sun Life Assurance Company of Canada (U.S.) has applied to the Securities and Exchange Commission for an order approving the substitution of shares of the Alger Funds and the OpCap Funds for shares of certain other mutual funds held by separate accounts that issue variable annuity and variable life insurance products. If the order is granted, the adviser will contractually limit its management fee and reimburse the nonmanagement expenses of the Alger Funds and the OpCap Funds for a period of two years from the date of the substitution.

Fund                                   Total Operating Expenses
------------------------------------   ------------------------
                                         Initial       Service
                                          Class         Class
                                       ----------    ----------
All Cap Fund                                 0.90%         1.15%
Investment Grade Bond Fund                   0.75%         1.00%
Money Market Fund                            0.65%        0.875%
Real Estate Fund                             1.25%         1.50%
Alger Growth Fund                            0.90%         1.15%
Alger Income & Growth Fund                   0.80%         1.05%
Alger Small Capitalization Fund              1.00%         1.25%
Davis Financial Fund                         0.90%         1.15%
Davis Venture Value Fund                     0.90%         1.15%
Neuberger Berman Mid Cap Growth Fund         1.10%         1.35%
Neuberger Berman Mid Cap Value Fund          1.10%         1.35%
Value Equity Fund                            0.90%         1.15%
Value Managed Fund                           0.90%         1.15%
Value Mid Cap Fund                           1.00%         1.25%
Value Small Cap Fund                         1.00%         1.25%
Blue Chip Mid Cap Fund                       1.00%         1.25%
Investors Foundation Fund                    0.90%         1.15%
Select Equity Fund                           0.90%         1.15%

================================================================================

================================================================================

For the periods ended December 31, 2002, 2001, and 2000 the adviser waived all of the advisory fees due to it for the period, except on the Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Davis Venture Value Fund, Value Mid Cap Fund, Value Small Cap Fund, Blue Chip Mid Cap Fund and Select Equity Fund. For the period ended December 31, 2002, the adviser waived a portion of its fees on the Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Davis Venture Value Fund, Value Mid Cap Fund, Value Small Cap Fund and Blue Chip Mid Cap Fund equal to $57,356, $4,646, $53,641, $105,065, $113,746, $104,311 and
$91,759, respectively. For the period ended December 31, 2001, the adviser waived a portion of its fees on the Investment Grade Bond Fund, Money Market Fund, Real Estate Fund, Davis Venture Value Fund, Value Mid Cap Fund and Select Equity Fund equal to $74,154, $117,935, $99,105, $129,313, $132,033, $133,879
and $133,701, respectively. For the period ended December 31, 2000, the adviser waived a portion of its fees on the Investment Grade Bond Fund equal to $166,359. Absent these fee waivers, the advisory fees for the past three fiscal years would have been as shown in the following table:

                                   Fiscal Year     Fiscal Year     Fiscal Year
                                      Ended           Ended           Ended
                                   December 31,    December 31,    December 31,
Fund                                   2002            2001            2000
-------------------------------------------------------------------------------
All Cap Fund/1/                    $      7,809             N/A             N/A
-------------------------------------------------------------------------------
Investment Grade Bond Fund              590,475    $    350,912    $    177,939
-------------------------------------------------------------------------------
Money Market Fund                       656,267         427,469         124,766
-------------------------------------------------------------------------------
Real Estate Fund                        327,279         218,822          90,831
-------------------------------------------------------------------------------
Alger Growth Fund/2/                     26,742             N/A             N/A
-------------------------------------------------------------------------------
Alger Income & Growth Fund/2/            18,982             N/A             N/A
-------------------------------------------------------------------------------
Alger Small Capitalization
 Fund/2/                                 16,289             N/A             N/A
-------------------------------------------------------------------------------
Davis Financial Fund/3/                  70,629          53,497          11,137
-------------------------------------------------------------------------------
Davis Venture Value Fund/3/             251,871         251,944          24,033
-------------------------------------------------------------------------------
Neuberger Berman Mid Cap Growth
 Fund/4/                                 41,652          19,788             N/A
-------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value
 Fund/4/                                 51,546          15,452             N/A
-------------------------------------------------------------------------------
Value Equity Fund/3/                     54,511          38,033           7,970
-------------------------------------------------------------------------------
Value Managed Fund/3/                    36,616          29,392           7,887
-------------------------------------------------------------------------------
Value Mid Cap Fund/3/                   129,022         151,440          18,372
-------------------------------------------------------------------------------
Value Small Cap Fund/3/                 245,259         102,828          13,739
-------------------------------------------------------------------------------
Blue Chip Mid Cap Fund                  432,228         406,077         151,096
-------------------------------------------------------------------------------
Investors Foundation Fund                49,059          47,034          37,073
-------------------------------------------------------------------------------
Select Equity Fund                       72,564         168,247          71,409
-------------------------------------------------------------------------------

/1/ Inception date of the fund is May 1, 2002.
/2/ Inception date of the fund is April 1, 2002.
/3/ Inception date of the fund is July 17, 2000.
/4/ Inception date of the fund is May 1, 2001

Pursuant to the advisory agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each advisory agreement, each fund may use the name "Sun Capital" or any name derived from or similar to this name only for as long as the advisory agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund's advisory agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the

================================================================================

================================================================================

adviser. In addition, the adviser may grant the non-exclusive right to use the name "Sun Capital" or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

After an initial two-year period, each advisory agreement will continue in effect from year to year for each fund if approved by either the vote of the fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. Each advisory agreement may be terminated on 60 days' written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers. The trust and the adviser have engaged the services of Alger Management, in the case of Alger Growth Fund, Alger Income & Growth Fund, and Alger Small Capitalization Fund; Davis Advisors, in the case of Davis Financial Fund and Davis Venture Value Fund; Neuberger Berman Management Inc., in the case of Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund; OpCap Advisors, in the case of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, and Value Small Cap Fund; and Wellington Management Company, LLP, in the case of Blue Chip Mid Cap Fund, Investors Foundation Fund, and Select Equity Fund to assist with the portfolio management of each fund. Additional information about each Subadviser is set forth in the prospectus.

Alger Management is a privately held New York corporation and a registered investment adviser.

Davis Selected Advisers, L.P. (dba "Davis Advisors") is a Colorado limited partnership and a registered investment adviser.

Neuberger Berman Management Inc. is a wholly owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company listed on the New York Stock Exchange.


OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with approximately $____ billion of assets under management as of December 31, 2003. Each firm is a registered investment advisor and indirect wholly owned subsidiary of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.). Allianz is the world's second largest insurance company and a leading provider of financial services, particularly in Europe, and is represented in more than 70 countries worldwide through subsidiaries, branch and representative offices, and other affiliated entities. Allianz currently has assets under management of more than $700 billion.

Wellington Management Company, LLP is a Massachusetts limited liability partnership and a federally registered investment adviser.

Terms of Subadvisory Agreements. Each Subadviser has entered into a subadvisory agreement with the adviser and the trust on behalf of each respective Subadvised Fund. Each Subadviser is responsible for providing each Subadvised Fund with advice concerning the investment management of that fund's portfolio. This advice must be consistent with the investment objectives and policies of the Subadvised Fund. Each Subadviser determines what securities shall be purchased, sold or held for the Subadvised Fund and what portion of the fund's assets are held uninvested.

The adviser pays each Subadviser out of its own resources; none of the Subadvised Funds has an obligation to pay the Subadviser. Each Subadviser's subadvisory fee rate is based on a stated percentage of each Subadvised Fund's average daily net assets as follows:

================================================================================

================================================================================

--------------------------------------------------------------------------
         Fund                              Asset Level                Fee
--------------------------------------------------------------------------
Alger Growth Fund               $0 to $100 million                    .400%
                                above $100 million
                                to $250 million                       .375%
                                above $250 million
                                to $500 million                       .350%
                                above $500 million                    .325%
--------------------------------------------------------------------------
Alger Income & Growth Fund      $0 to $100 million                    .300%
                                above $100 million
                                to $250 million                       .275%
                                above $250 million to $500 million    .250%
                                above $500 million                    .225%
--------------------------------------------------------------------------
Alger Small Capitalization      $0 to $100 million                    .500%
Fund                            above $100 million
                                to $250 million                       .475%
                                above $250 million
                                to $500 million                       .450%
                                above $500 million                    .425%
--------------------------------------------------------------------------
Davis Financial Fund and        $0 to $100 million                    .450%
Davis Venture Value Fund        $100 to $500 million                  .400%
                                above $500 million                    .350%
--------------------------------------------------------------------------
Neuberger Berman Mid Cap        $0 to $100 million                    .500%
Growth Fund and                 above $100 million to $250 million    .475%
Neuberger Berman Mid Cap        above $250 million to $500 million    .450%
Value Fund                      above $500 million to $750 million    .425%
                                above $750 million                    .400%
--------------------------------------------------------------------------
Value Equity Fund               $0 to $1 billion                      .400%
Value Managed Fund              above $1 billion                      .300%
Value Mid Cap Fund and
Value Small Cap Fund
--------------------------------------------------------------------------
Blue Chip Mid Cap Fund          $0 to $50 million                     .550%
                                above $50 million to $200 million     .450%
                                above $200 million to $500 million    .400%
                                above $500 million                    .350%
--------------------------------------------------------------------------
Investors Foundation Fund and   $0 to $50 million                     .500%
Select Equity Fund              above $50 million to $200 million     .350%
                                above $200 million to $500 million    .300%
                                above $500 million                    .250%
--------------------------------------------------------------------------

The following table shows the total subadvisory fees paid by the adviser on behalf of each fund to each fund's Subadviser for the past three fiscal years.

-------------------------------------------------------------------------------
                                   Fiscal Year     Fiscal Year     Fiscal Year
                                    Ended           Ended           Ended
                                   December 31,    December 31,    December 31,
Fund                                 2002            2001            2000
-------------------------------------------------------------------------------

Alger Growth Fund/1/               $     14,134             N/A             N/A
-------------------------------------------------------------------------------

================================================================================

================================================================================

-------------------------------------------------------------------------------
                                   Fiscal Year     Fiscal Year     Fiscal Year
                                      Ended           Ended           Ended
                                   December 31,    December 31,    December 31,
Fund                                   2002            2001            2000
-------------------------------------------------------------------------------
Alger Income & Growth Fund/1/             9,050             N/A             N/A
-------------------------------------------------------------------------------
Alger Small Capitalization
Fund/1/                                   9,542             N/A             N/A
-------------------------------------------------------------------------------
Davis Financial Fund/2/                  42,387    $     32,071    $      6,759
-------------------------------------------------------------------------------
Davis Venture Value Fund/2/             151,060         151,040          14,413
-------------------------------------------------------------------------------
Neuberger Berman Mid Cap Growth
Fund/3/                                  21,794          10,409             N/A
-------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value
Fund/3/                                  27,097           8,132             N/A
-------------------------------------------------------------------------------
Value Equity Fund/2/                     27,222          19,001           4,036
-------------------------------------------------------------------------------
Value Managed Fund/2/                    18,289          14,688           4,001
-------------------------------------------------------------------------------
Value Mid Cap Fund/2/                    64,484          75,719           9,332
-------------------------------------------------------------------------------
Value Small Cap Fund/2/                 122,619          51,441           6,980
-------------------------------------------------------------------------------
Blue Chip Mid Cap Fund                  292,890         275,856          67,196
-------------------------------------------------------------------------------
Investors Foundation Fund                32,678          31,328          22,034
-------------------------------------------------------------------------------
Select Equity Fund                       48,325         112,010          35,241
-------------------------------------------------------------------------------

     /1/ Inception date of the fund is April 1, 2002.
     /2/ Inception date of the fund is July 17, 2000.
     /3/ Inception date of the fund is May 1, 2001

Each Subadviser is responsible for bearing its own costs of providing services to each Subadvised Fund. Each Subadviser will not be responsible for (i) the Subadvised Fund's legal, auditing and accounting expenses; (ii) expenses of maintenance of the Subadvised Fund's books and records, including computation of the Subadvised Fund's daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the Subadvised Fund; (iv) fees of the Subadvised Fund's custodians, transfer agents, registrars or other agents; (v) expenses of preparing the Subadvised Fund's share certificates; (vi) expenses relating to the redemption or repurchase of the Subadvised Fund's shares; (vii) expenses of registering and qualifying the Subadvised Fund's shares for sale under applicable federal and state laws;
(viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to Subadvised Fund investors (except that each Subadviser will be responsible for costs associated with supplements to such documents and regulatory filing requirements necessitated by a change of control of the Subadviser or any change in the portfolio manager or managers assigned by the Subadviser to manage the Subadvised Fund); (ix) cost of Subadvised Fund stationery; (x) costs of trustee, shareholder and other meetings of the trust or the Subadvised Fund (except that each Subadviser will be responsible for costs necessitated by any change of control of the Subadviser);
(xi) traveling expenses of officers, trustees and employees of the trust or the Subadvised Fund; (xii) fees of the trust's trustees and salaries of any officers or employees of the trust or the Subadvised Fund; and (xiii) the Subadvised Fund's pro rata portion of premiums on any fidelity bond and other insurance covering the trust or the Subadvised Fund and their officers and trustees.

Each Subadviser is responsible for making specific decisions to buy and sell securities for each Subadvised Fund. Each Subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers' charges.

================================================================================

================================================================================

Pursuant to each subadvisory agreement, each Subadviser is not liable for any loss sustained by reason of the adoption of any investment policy or for any security transaction based on the Subadviser's good faith recommendation. Except under each agreement with Neuberger Berman Management, Inc., each Subadviser will be liable for losses due to (a) the Subadviser's causing the Subadvised Fund to violate any federal or state law, rule or regulation or any Subadvised Fund's investment policy or restriction, (b) the Subadviser's causing the Subadvised Fund to fail the diversification requirements of the Internal Revenue Code, or (c) the Subadviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement, except for each agreement with Neuberger Berman Management Inc., provides that the Subadviser will indemnify and hold harmless the adviser, its affiliated persons and the Subadvised Fund (collectively, the "Indemnified Persons") to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any Indemnified Person to the extent resulting, in whole or in part, from any of the Subadviser's acts or omissions specified in (a), (b) or
(c) above, any breach of any duty or warranty thereunder of the Subadviser or any inaccuracy of any representation of the Subadviser made thereunder, provided, however, that nothing contained therein will provide indemnity to any Indemnified Person for liability resulting from its own willful misfeasance, bad faith, or negligence in the performance of its duties or reckless disregard of such duties.

Each subadvisory agreement with Neuberger Berman Management Inc. (the "Subadviser") provides that the adviser shall indemnify the Subadviser against any loss resulting from (a) the adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the subadvisory agreement and (b) the adviser's breach of any duty or warranty under the agreement or any inaccurate representation. However, the subadvisory agreement does not indemnify the Subadviser from liability for its own willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of such duties. The Subadviser will indemnify and hold harmless the adviser, its affiliated persons and the subadvised funds (collectively, the "Indemnified Persons") to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any Indemnified Person to the extent resulting, in whole or in part, from any of the Subadviser's acts or omissions specified in the subadvisory agreement, any breach of any duty or warranty hereunder of the Subadviser or any inaccuracy of any representation of the Subadviser made thereunder, provided, however, that nothing therein contained will provide indemnity to any Indemnified Person for liability resulting from its own willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of such duties.

Each subadvisory agreement will continue in effect from year to year for each Subadvised Fund if approved by either the vote of the Subadvised Fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days' written notice by the Subadvised Fund or adviser or by a vote of a majority of the outstanding voting securities of the affected fund. Each subadvisory agreement may be terminated by the Subadviser upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser, each Subadviser and the funds have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by a fund, subject to specified restrictions on personal securities trading. Some of the

================================================================================

================================================================================

adviser's restrictions include pre-clearance for all personal trades and a ban on the purchase of initial public offerings by certain personnel. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the trust's board of trustees with a quarterly certification of the adviser's compliance with its code of ethics and a report of any significant violations of its code.

Because each Subadviser is an entity not otherwise affiliated with the trust or the adviser, the Subadviser has responsibility for monitoring the personal trading activities of the Subadviser's personnel. Each Subadviser provides the trust's board of trustees with a quarterly certification of the Subadviser's compliance with its code of ethics and a report of any significant violations of its code.

A copy of the codes of ethics of each of the trust, the adviser and each subadviser is on public file with and available from the SEC.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Administrator. State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, is the funds' administrator. State Street is responsible for managing the funds' business affairs. State Street's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds' business.

================================================================================

================================================================================

For the period ended December 31, 2002, each of the funds paid the administrator as follows:

-------------------------------------------------
           Fund                            Fee
-------------------------------------------------
All Cap Fund/1/                         $  12,591
-------------------------------------------------
Investment Grade Bond Fund                 50,359
-------------------------------------------------
Money Market Fund                          50,359
-------------------------------------------------
Real Estate Fund                           50,359
-------------------------------------------------
Alger Growth Fund/2/                       15,738
-------------------------------------------------
Alger Income & Growth Fund/2/              15,738
-------------------------------------------------
Alger Small Capitalization Fund/2/         15,738
-------------------------------------------------
Davis Financial Fund                       50,360
-------------------------------------------------
Davis Venture Value Fund                   50,360
-------------------------------------------------
Neuberger Berman Mid Cap Growth Fund       50,359
-------------------------------------------------
Neuberger Berman Mid Cap Value Fund        50,359
-------------------------------------------------
Value Equity Fund                          50,360
-------------------------------------------------
Value Managed Fund                         50,360
-------------------------------------------------
Value Mid Cap Fund                         50,360
-------------------------------------------------
Value Small Cap Fund                       50,360
-------------------------------------------------
Blue Chip Mid Cap Fund                     50,362
-------------------------------------------------
Investors Foundation Fund                  50,360
-------------------------------------------------
Select Equity Fund                         50,360
-------------------------------------------------

/1/  Inception date of the fund is May 1, 2002.
/2/  Inception date of the fund is April 1, 2002.

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds.

Custodian. Each fund's portfolio securities are held pursuant to a master custodian agreement between the trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

Independent Public Accountants. The trustees have selected Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, as the funds' independent public accountants.

Legal Counsel. Hale and Dorr LLP, Boston, Massachusetts serves as legal counsel to the Trust.

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PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

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Principal Underwriter. Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun
Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares. Clarendon, a registered broker-dealer, acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life U.S. and affiliated insurance companies. Clarendon is a wholly-owned subsidiary of Sun Life U.S., which is an indirect subsidiary of Sun Life Financial.

The funds entered into an underwriting agreement with Clarendon pursuant to which Clarendon agrees to serve as principal underwriter for the distribution of Fund shares. The underwriting agreement provides no compensation to Clarendon, which will bear all of the expenses it incurs in connection with the distribution of the funds' shares. Clarendon receives distribution and service fees from the Trust pursuant to a distribution plan for the Service Class shares of the Trust (discussed below).

The underwriting agreement was approved by the trustees on November 13, 2003 and will remain in effect for an initial term of two years. After the initial two-year term, the underwriting agreement will remain in effect from year to year for each fund if approved by the vote either of the fund's shareholders or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. The underwriting agreement may be terminated on 60 days' written notice, without payment of any penalty, by the board of the Trust, by a vote of a majority of the outstanding shares of the relevant fund or by Clarendon.

Distribution and Service Plan. The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class shares (the "Plan"), pursuant to which distribution and service fees are paid to Clarendon.

Pursuant to the Plan, the Trust pays Clarendon to finance any activity primarily intended to result in the sale of Service Class shares, provided the categories of expenses are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be in respect of which compensation may be paid under the Plan:

          . compensation to and expenses (including overhead, travel and telephone expenses) of Clarendon and any of its affiliates and any of their respective officers, sales representatives and employees who engage in the distribution of Service Class shares;

          . printing and mailing of prospectuses, statements of additional information and reports for other than existing holders of variable annuity or variable life insurance contracts investing indirectly in Service Class shares ("Variable Contracts");

          . compensation (including incentive compensation) to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

          . expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust Service Class shares;

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          .    expenses of holding seminars and sales meetings designed to promote the distribution of Trust Service Class shares;

          . expenses of obtaining information and providing explanations to Variable Contract owners regarding Trust investment objectives and policies and other information about the Trust and its series, including the performance of the series;

          . expenses of training sales personnel regarding the Trust Service Class shares;

          . expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trust Service Class shares; and

          . expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Trust Service Class shares attributable to such accounts.

The Plan is a type commonly known as a "compensation" plan. The fees of the Trust payable to Clarendon pursuant to the Plan are accrued daily at a rate with respect to each series which may not exceed 0.25% of the fund's average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon or others. Consequently, Clarendon may make a profit under the Plan.

The Plan was adopted because of its anticipated benefit to the funds. These anticipated benefits include: increased promotion and distribution of each fund's shares, an enhancement in each fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the funds, increased stability in each fund's positions, and greater flexibility in achieving investment objectives.

In accordance with the Plan, Clarendon will provide to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plan, they will consider the continued appropriateness and the level of reimbursement or compensation the Plan provides.

Because amounts paid pursuant to a Plan are paid to Clarendon, the funds' underwriter, Clarendon and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. The officers of the Trust, including Messrs. Anderson and Prieur, who also serve as Trustees, are employees and officers of affiliates of Clarendon and thus, may be considered to have a direct or indirect financial interest in the Plan. None of the Independent Trustees has a direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

The Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby. Any material amendment to the Plan must also be approved by the Trustees in the manner provided in Rule 12b-1.

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INFORMATION ABOUT THE TRUST'S HISTORY AND ORGANIZATION

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Description of the Trust's Shares. The trust is an open-end management investment company. Each fund of the trust is diversified, except Real Estate Fund and Select Equity Fund, which are not diversified. The trust is a statutory trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this statement of additional information, the trustees have authorized shares of 18 funds. Additional series may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other series of the trust, into one or more classes. Pursuant thereto, the trustees have authorized the issuance of two classes of shares of the trust, designated as Initial Class shares and Service Class shares.

Each share of a class of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders of each class of the fund are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. The trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

The shares of each class of a fund represent an interest in the same portfolio of investments of a fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class. Service Class shareholders have exclusive voting rights with respect to the Rule 12b-1 Plan adopted by holders of those shares in connection with the distribution of shares.

In accordance with the provisions of the declaration of trust, the trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

As of ________, 2003, 100% of the outstanding voting securities of the funds were owned by separate accounts of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), and the general account of Sun Life Assurance Company of Canada ("Sun Life of Canada"). The percentages owned by each insurance company are set forth in the table below. Based on these percentages Sun Life (U.S.) and Sun Life of Canada are presumed to be in control (as that term is defined in the 1940 Act) of the funds.

-----------------------------------------------------------------------
                            Percentage of Outstanding Voting Securities
Fund                                           Owned
-----------------------------------------------------------------------
                               Sun Life      Sun Life      Sun Life of
                                (U.S.)         (N.Y.)         Canada
-----------------------------------------------------------------------
All Cap Fund                        14.37%        0.03%           85.60%
-----------------------------------------------------------------------
Investment Grade Bond Fund          98.61%        1.39%             N/A
-----------------------------------------------------------------------

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-----------------------------------------------------------------------
                            Percentage of Outstanding Voting Securities
Fund                                           Owned
-----------------------------------------------------------------------
                               Sun Life      Sun Life      Sun Life of
                                (U.S.)         (N.Y.)         Canada
-----------------------------------------------------------------------

Money Market Fund                   99.71%        0.29%             N/A
-----------------------------------------------------------------------
Real Estate Fund                    98.23%        1.77%             N/A
-----------------------------------------------------------------------
Alger Growth Fund                   78.03%        0.31%           21.66%
-----------------------------------------------------------------------
Alger Income & Growth Fund          70.41%        1.56%           28.03%
-----------------------------------------------------------------------
Alger Small Capitalization
 Fund                               51.85%        1.03%           47.13%
-----------------------------------------------------------------------
Davis Financial Fund                75.09%         N/A            24.92%
-----------------------------------------------------------------------
Davis Venture Value Fund            99.98%        0.02%             N/A
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Neuberger Berman Mid Cap
 Growth Fund                        69.25%         N/A            30.75%
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Neuberger Berman Mid Cap
 Value Fund                         72.63%        0.09%           27.28%
-----------------------------------------------------------------------
Value Equity Fund                   70.43%        3.92%           25.66%
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Value Managed Fund                  59.72%        0.15%           40.14%
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Value Mid Cap Fund                  85.12%        1.11%           13.76%
-----------------------------------------------------------------------
Value Small Cap Fund                99.54%        0.46%             N/A
-----------------------------------------------------------------------
Blue Chip Mid Cap Fund              99.38%        0.62%             N/A
-----------------------------------------------------------------------
Investors Foundation Fund           62.41%        0.23%           37.36%
-----------------------------------------------------------------------
Select Equity Fund                  74.46%        0.25%           25.29%
-----------------------------------------------------------------------

Each insurance company is the legal owner of shares attributable to variable annuities and variable life insurance policies issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, however, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable annuities or variable life insurance policies issued by that separate account. In addition, all fund shares held by the general account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received.

The rights, if any, of variable contract holders to instruct an insurance company as to how to vote the shares of a fund are governed by the insurance company's variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the trust's outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the trust's shareholders could be subject to personal liability.

To guard against this risk, the declaration of trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the trust or its trustees,
(ii) provides for the indemnification out of trust or fund property of any shareholders held personally liable for any

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obligations of the trust or of the fund and (iii) provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In the light of Delaware law, the nature of the trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the trust. The declaration of trust does not authorize the trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

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MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (NAV) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange at their last sale price on the day of valuation. The funds generally value equity securities traded on the NASDAQ stock market at the NASDAQ official closing price. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund. The trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as determined on the basis of available market quotations. If any deviation occurs that may result in unfairness either to new investors or existing shareholders, the trustees will take such actions as they deem appropriate to eliminate or reduce this unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or using available market quotations to determine net asset value per share.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund's custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London exchange (5:00 p.m., London time; 12:00 noon, New York time) on the date of determining a fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the funds may value their assets by a method that the trustees believe accurately reflects fair value.

Each fund determines the NAV of each class of its shares each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund's net assets attributable to each class of shares by the number of shares of such class outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will normally be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund's NAV is not

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calculated. Consequently, a fund's portfolio securities may trade and the NAV of that fund's shares may be significantly affected on days when a shareholder has no access to that fund.

Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company by the close of regular trading on the NYSE on that business day are aggregated, and the insurance company transmits to the fund a net purchase or redemption order for shares of one or more funds by 9:30 a.m. on the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners' orders to the insurance companies and the insurance companies' orders to a fund. If an insurance company transmits orders to a fund after 9:30 a.m., the insurance company's orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

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TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect or has elected to be treated and has qualified and intends to continue to qualify for each taxable year as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things, (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"); and (b) diversify its assets so that, at the close of each quarter of its taxable year,
(i) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the fund's total assets and no more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by the fund and which are engaged in the same, similar, or related trades or businesses.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the Treasury regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a separate account to satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the

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diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. In addition, failure by a fund to qualify as a regulated investment company would subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If "seed money" contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Dividends from net long-term capital gain in excess of net short-term capital loss (net capital gain) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from investment company taxable income (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares. Redemptions of fund shares are also potentially taxable transactions. An insurance company should consult its own tax adviser regarding whether these dividends and share redemption proceeds received by separate accounts result in U.S. federal income tax liability for the insurance company if they are allocated to reserves for, or used to pay distributions on, the applicable variable contracts.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder's purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price, they may be characterized as ordinary income or capital gain as described above.

If a fund acquires any equity interest (which under Treasury regulations that may be promulgated in the future will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

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Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a fund's investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund's investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by a fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares (except, generally, shares of the Money Market Fund) are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same fund (including through automatic reinvestment of dividends

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and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund's income and gains or losses and hence of its distributions to shareholders.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers on these matters and on state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a fund in their particular circumstances.

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

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BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser or subadviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread."

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information (including, for example, proprietary research, publications, and access to databases) and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser's and subadviser's officers will be primarily responsible for the allocation of each fund's brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission, or in the case of riskless principal transactions, transaction costs in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided viewed either in terms of the specific transaction involved in the adviser's or subadviser's overall duties to the accounts or the policies that the trustees may adopt from time to time.

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

================================================================================

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The following table shows the aggregate amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2002, 2001 and 2000:

--------------------------------------------------------------------------------
                Fund                        2002          2001          2000
--------------------------------------------------------------------------------
All Cap Fund/1/                          $    12,918           N/A           N/A
--------------------------------------------------------------------------------
Investment Grade Bond Fund/2/                    N/A           N/A           N/A
--------------------------------------------------------------------------------
Money Market Fund/2/                             N/A           N/A           N/A
--------------------------------------------------------------------------------
Real Estate Fund                              62,436   $    24,031   $    15,575
--------------------------------------------------------------------------------
Alger Growth Fund/3/                          49,685           N/A           N/A
--------------------------------------------------------------------------------
Alger Income & Growth Fund/3/                 39,371           N/A           N/A
--------------------------------------------------------------------------------
Alger Small Capitalization Fund/3/            19,008           N/A           N/A
--------------------------------------------------------------------------------
Davis Financial Fund/4/                       12,643        10,803         4,505
--------------------------------------------------------------------------------
Davis Venture Value Fund/4/                   27,071        88,648        12,672
--------------------------------------------------------------------------------
Neuberger Berman Mid Cap Growth Fund/5/       15,640         5,563           N/A
--------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value Fund/5/        17,755        10,626           N/A
--------------------------------------------------------------------------------
Value Equity Fund/4/                          18,913        13,725         4,044
--------------------------------------------------------------------------------
Value Managed Fund/4/                          8,917         6,415         2,659
--------------------------------------------------------------------------------
Value Mid Cap Fund/4/                         47,621        84,724        14,489
--------------------------------------------------------------------------------
Value Small Cap Fund/4/                      170,982        67,882        11,830
--------------------------------------------------------------------------------
Blue Chip Mid Cap Fund                       179,834       137,913        50,139
--------------------------------------------------------------------------------
Investors Foundation Fund                     17,564        11,729         5,692
--------------------------------------------------------------------------------
Select Equity Fund                            30,160        88,253        23,865
--------------------------------------------------------------------------------

     1    The inception date of the fund is May 1, 2002.

     2 No brokerage commissions were paid by this fund for the fiscal years ended December 31, 2002, 2001 and 2000.
     3    The inception date of the fund is April 1, 2002.
     4    The inception date of the fund is July 17, 2000.
     5    The inception date of the fund is May 1, 2001.

Affiliated brokers. Pursuant to procedures determined by the trustees and subject to the general policies of the trust and Section 17(e) of the 1940 Act, each Subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated ("Affiliated Brokers").

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the trustees who are not "interested persons" of the trust or the Adviser, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is reasonable and fair compared to the commission received by other brokers in connection with comparable

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

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transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for their other unaffiliated customers. No fund will engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund, and the Board reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. During the fiscal year ended December 31, 2002, the Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund each paid brokerage commissions of $7,123.63 and $2,578.80, respectively, to Neuberger Berman, LLC, an Affiliated Broker. These amounts represented 43.40% and 14.45%, respectively of the total brokerage commissions paid by Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund during the fiscal year ended December 31, 2002.

During the fiscal year ended December 31, 2002, Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund each paid brokerage commissions of $34,337.82, $29,789.38 and $9,293.30, respectively, to Fred Alger & Co., Inc., an Affiliated Broker. These amounts represented 68.33%, 75.66% and 48.89%, respectively of the total brokerage commissions paid by Alger Growth Fund, Alger Income & Growth Fund and Alger Small Capitalization Fund during the fiscal year ended December 31, 2002.

For each fund which holds securities of a regular broker-dealer, listed below is the aggregate holdings of the securities of each issuer as of December 31, 2002.

-----------------------------------------------------------------------
           Fund                      Broker-Dealer             Value
-----------------------------------------------------------------------
All Cap Fund                Merrill Lynch & Co.              $   32,000
-----------------------------------------------------------------------
                            J.P. Morgan Chase & Co.              46,000
-----------------------------------------------------------------------
                            Prudential Financial, Inc.           32,000
-----------------------------------------------------------------------
Investment Grade Bond Fund  General Electric Capital            324,000
-----------------------------------------------------------------------
                            Goldman Sachs & Co.                 442,000
-----------------------------------------------------------------------
                            Lehman Brothers Holdings, Inc.      940,000
-----------------------------------------------------------------------
                            UBS Warburg                         940,000
-----------------------------------------------------------------------
Money Market Fund           General Electric Capital          4,859,000
-----------------------------------------------------------------------
                            Merrill Lynch                     6,333,000
-----------------------------------------------------------------------
                            Morgan Stanley & Co.              5,495,000
-----------------------------------------------------------------------
                            State Street Corp.                4,432,000
-----------------------------------------------------------------------
                            Citigroup, Inc.                   6,100,000
-----------------------------------------------------------------------
                            American Express Credit Corp.     5,000,000
-----------------------------------------------------------------------
                            American General Finance Corp.    6,000,000
-----------------------------------------------------------------------
Alger Growth Fund           Citigroup, Inc.                     194,000
-----------------------------------------------------------------------

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

================================================================================

-----------------------------------------------------------------------
Alger Income & Growth Fund  Lehman Brothers Holdings, Inc.       48,000
-----------------------------------------------------------------------
                            Citigroup, Inc.                     126,000
-----------------------------------------------------------------------
                            J.P. Morgan Chase & Co.              26,000
-----------------------------------------------------------------------
Davis Venture Value Fund    Morgan Stanley & Co.                455,000
-----------------------------------------------------------------------
Neuberger Berman Mid Cap    Lehman Brothers Holdings, Inc.       64,000
 Value Fund
-----------------------------------------------------------------------
Value Equity Fund           J.P. Morgan Chase and Co.            49,000
-----------------------------------------------------------------------
                            Morgan Stanley Dean Witter          104,000
-----------------------------------------------------------------------
                            Citigroup, Inc.                     297,000
-----------------------------------------------------------------------
Value Managed Fund          Citigroup, Inc.                     185,000
-----------------------------------------------------------------------
Blue Chip Mid Cap Fund      Investment Technology Group         396,000
-----------------------------------------------------------------------
Investors Foundation Fund   Merrill Lynch & Co.                 118,000
-----------------------------------------------------------------------
                            Citigroup, Inc.                     257,000
-----------------------------------------------------------------------
Select Equity Fund          Citigroup, Inc.                     347,000
-----------------------------------------------------------------------
                            Goldman Sachs Group, Inc.           232,000
-----------------------------------------------------------------------

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

================================================================================

FINANCIAL STATEMENTS

The Trust's audited financial statements for the fiscal year ended December 31, 2002 from the Trust's annual report filed with the SEC on February 28, 2003 and its unaudited financial statements for the six month period ended June 30, 2003 filed with the SEC on August 15, 2003 are incorporated by reference into this statement of additional information. The financial statements for the fiscal year ended December 31, 2002 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 7, 2003, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

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

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APPENDIX A

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

================================================================================

================================================================================

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DUFF & PHELPS CREDIT RATING CO.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

Fitch IBCA

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated F-1+.

================================================================================

================================================================================

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. however, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative, significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic development.

================================================================================

                                                       PART C. OTHER INFORMATION

Item 23. EXHIBITS

          (a)(1)   Agreement and Declaration of Trust, dated July 13, 1998/1/
          (a)(2) Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
          (b)      By-Laws, dated July 13, 1998/1/
          (c)      Not Applicable
          (d)(1) Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Real Estate Fund/2/
          (d)(2) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Investors Foundation Fund/4/
          (d)(3) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Select Equity Fund/4/
          (d)(4) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/4/
          (d)(5) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Investors Foundation Fund/4/
          (d)(6) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Select Equity Fund/4/
          (d)(7) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/4/
          (d)(8) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Equity Fund/5/
          (d)(9) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Mid Cap Fund/5/
          (d)(10) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Small Cap Fund/5/
          (d)(11) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Managed Fund/5/
          (d)(12) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/5/
          (d)(13) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Financial Fund/5/
          (d)(14) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Equity Fund/5/
          (d)(15) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Mid Cap Fund/5/
          (d)(16) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Small Cap Fund/5/
          (d)(17) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors, and Sun Capital Advisers Trust, on behalf of its series, SC Value Managed Fund/5/
          (d)(18) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/5/
          (d)(19) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Financial Fund/5/

          (d)(20) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Energy Fund/7/
          (d)(21) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Health Sciences Fund/7/
          (d)(22) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Technology Fund/7/
          (d)(23) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Telecommunications Fund/7/
          (d)(24) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Neuberger Berman Mid- Cap Growth Fund/7/
          (d)(25) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Value Fund/7/
          (d)(26) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Energy Fund/7/
          (d)(27) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Health Sciences Fund/7/
          (d)(28) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Technology Fund/7/
          (d)(29) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Telecommunications Fund/7/
          (d)(30) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Growth Fund*
          (d)(31) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Value Fund*
          (d)(32) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Equity Fund/8/
          (d)(33) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth Fund/8/
          (d)(34) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth & Income Fund/8/
          (d)(35) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Alger Small Capitalization Fund/8/
          (d)(36) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Growth Fund/8/
          (d)(37) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Income & Growth Fund/8/
          (d)(38) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Fred Alger Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Alger Small Capitalization Fund/8/
          (e)(1)   Form of Underwriting Agreement*
          (e)(2) Form of Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act*
          (f)      Not Applicable
          (g)(1)   Custody Agreement/3/
          (h)(1)   Administration Agreement/3/
          (h)(2)   Transfer Agency and Shareholder Service Agreement/3/
          (h)(3)   Form of Expense Limitation Agreement/9/
          (h)(4)   Form of Plan Pursuant to Rule 18f-3 Under the 1940 Act*
          (i)      Opinion and Consent of Counsel/2/

          (j)      Consent of Certified Public Accountants*
          (k)      Not Applicable
          (l)(1)   Share Purchase Agreement for Money Market Fund/2/
          (l)(2)   Share Purchase Agreement for Sun Capital Real Estate Fund/2/
          (l)(3) Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/
          (m)      Not Applicable
          (n)      Not Applicable
          (o)      Not Applicable
          (p)(1)   Code of Ethics of Sun Capital Advisers Trust/6/
          (p)(2)   Code of Ethics of Sun Capital Advisers, Inc.*
          (p)(3)   Code of Ethics of Wellington Management Company, LLP*
          (p)(4)   Code of Ethics of Allianz Dresdner Asset Management of
                   America*
          (p)(5)   Code of Ethics of Davis Selected Advisers, L.P./6/
          (p)(6)   Code of Ethics of INVESCO Funds Group, Inc./7/
          (p)(7)   Code of Ethics of Neuberger Berman Management, Inc.*
          (p)(8)   Code of Ethics of Fred Alger Management, Inc./8/
          (q)(1)   Power of Attorney (Anderson, Jones, Paddock, Prieur,
                   Searcy)/2/
          (q)(2)   Power of Attorney (Alban)/3/

          /1/ Filed as an exhibit to Registrant's Registration Statement on July 15, 1998 and incorporated by reference herein.
          /2/ Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
          /3/ Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
          /4/ Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
          /5/ Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.
          /6/ Filed as an exhibit to Post-Effective Amendment No. 5 on April 28, 2000 and incorporated by reference herein.
          /7/ Filed as an exhibit to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated by reference herein.
          /8/ Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
          /9/ Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
          *        Filed herewith.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25. INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified.

Under the Agreement and Declaration of Trust, dated July 13, 1998, establishing the Registrant as a trust under Delaware law, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability of which the trustee or officer would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser.

Under each Investment Advisory Agreement for Subadviser, Section 6 provides indemnification for the subadviser except that the subadviser will be liable for losses due to (a) the subadviser's causing a subadvised fund to violate any federal or state law, rule or regulation or any subadvised fund's investment policy or restriction, (b) the Subadviser's causing the subadvised fund to fail the diversification requirements of the Internal Revenue Code, or (c) the subadviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each Investment Advisory Agreement for Subadviser provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the subadvisory agreement and (b) the adviser's breach of any duty or warranty under the agreement or any inaccurate representation. However, the subadvisory agreement does not indemnify the subadviser from liability for its own willful misfeasance, bad faith or negligence in the performance of its duties or reckless disregard of such duties.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers, Inc., (File No. 801-39938) and the subadvisers to certain of its series, Wellington Management Company LLP (File No. 801-15908), OpCap Advisors (File No. 801-27180), Davis Selected Advisers, L.P. (File No. 801-31648), Neuberger Berman Management, Inc. (File No.801-8259), and Fred Alger Management, Inc. (File No. 801-106750). The following sections of the Forms ADV of Sun Capital Advisers, Inc., Wellington Management Company LLP, OpCap Advisors, Davis Selected Advisers, L.P., Neuberger Berman Management, Inc., and Fred Alger Management, Inc. are incorporated herein by reference: (a) Items 1 and 2 of Part II; and (b) Item 6, Business Background, of each Schedule D.

Item 27. PRINCIPAL UNDERWRITERS

None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, OpCap Advisors at 1345 Avenue of the Americas, New York, New York, 10105-4800, Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Neuberger Berman Management, Inc., 605 Third Ave., New York, New York 10158, or Fred Alger Management, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302. Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. MANAGEMENT SERVICES

Not applicable.

Item 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 21st day of November, 2003.

                                                      SUN CAPITAL ADVISERS TRUST


                                                     By: /s/ James M.A. Anderson
                                                        ------------------------
                                                             James M.A. Anderson
                                                         Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 10 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                 Title                      Date
--------------------------------    -----------------------    -----------------


/s/ C. James Prieur*
--------------------------------    Trustee                    November 21, 2003
    C. James Prieur


/s/ James M. A. Anderson
--------------------------------    Chief Executive Officer    November 21, 2003
    James M.A. Anderson             and Trustee


/s/ James F. Alban
--------------------------------    Chief Financial Officer    November 21, 2003
    James F. Alban


/s/ Graham E. Jones*
--------------------------------    Trustee                    November 21, 2003
    Graham E. Jones


/s/ Anthony C. Paddock*
--------------------------------    Trustee                    November 21, 2003
    Anthony C. Paddock


/s/ William N. Searcy*
--------------------------------    Trustee                    November 21, 2003
    William N. Searcy


*By:  /s/ James M.A. Anderson
      --------------------------
         James M. A. Anderson
         Power of Attorney

                                  Exhibit Index

Exhibit
Number            Exhibit

(d)(30) Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Growth Fund

(d)(31) Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc., and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid-Cap Value Fund

(e)(1)      Form of Underwriting Agreement

(e)(2) Form of Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act

(h)(4)      Form of Plan Pursuant to Rule 18f-3 Under the 1940 Act

(j)         Consent of Certified Public Accountants

(p)(2)      Code of Ethics of Sun Capital Advisers, Inc.

(p)(3)      Code of Ethics of Wellington Management Company, LLP

(p)(4)      Code of Ethics of Allianz Dresdner Asset Management of America

(p)(7)      Code of Ethics of Neuberger Berman Management, Inc.